UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (20.1%)
Amazon.com, Inc.*	37,156	32,940
CBS Corp. - Class B	212,341	14,728
Charter Communications, Inc.*	44,797	14,663
Comcast Corp. - Class A	586,410	22,043
Delphi Automotive PLC	62,955	5,067
The Home Depot, Inc.	134,578	19,760
Newell Brands, Inc.	238,341	11,243
The Priceline Group, Inc.*	11,277	20,073
Starbucks Corp.	221,667	12,943
The TJX Cos., Inc.	112,238	8,876
Ulta Beauty, Inc.*	58,178	16,594

Total		178,930

Consumer Staples (7.8%)
Conagra Foods, Inc.	200,634	8,094
Costco Wholesale Corp.	117,257	19,663
Kellogg Co.	124,929	9,071
The Kraft Heinz Co.	134,562	12,219
Molson Coors Brewing Co. - Class B	114,582	10,967
Walgreens Boots Alliance, Inc.	113,658	9,439

Total		69,453

Energy (1.8%)
Pioneer Natural Resources Co.	39,042	7,271
Schlumberger, Ltd.	60,646	4,736
Superior Energy Services, Inc.*	294,226	4,196

Total		16,203

Financials (5.4%)
Ameriprise Financial, Inc.	76,951	9,979
CME Group, Inc.	112,689	13,388
The Goldman Sachs Group, Inc.	31,721	7,287
JPMorgan Chase & Co.	77,664	6,822

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Synchrony Financial	317,149	10,878

Total		48,354

Health Care (17.2%)
Aetna, Inc.	76,200	9,719
BioMarin Pharmaceutical, Inc.*	124,351	10,916
Boston Scientific Corp.*	295,078	7,339
Celgene Corp.*	152,880	19,023
Danaher Corp.	171,549	14,673
DENTSPLY SIRONA, Inc.	127,325	7,950
Eli Lilly and Co.	222,239	18,692
Hologic, Inc.*	130,916	5,570
Neurocrine Biosciences, Inc.*	128,375	5,559
Regeneron Pharmaceuticals, Inc.*	24,147	9,357
Tesaro, Inc.*	42,128	6,482
UnitedHealth Group, Inc.	177,176	29,059
Zoetis, Inc.	165,971	8,858

Total		153,197

Industrials (9.2%)
Eaton Corp. PLC	123,851	9,184
Fortive Corp.	165,547	9,969
Honeywell International, Inc.	161,368	20,150
Quanta Services, Inc.*	182,910	6,788
Raytheon Co.	70,679	10,778
Union Pacific Corp.	112,795	11,947
United Technologies Corp.	114,348	12,831

Total		81,647

Information Technology (30.9%)
Alphabet, Inc. - Class A*	26,596	22,548
Alphabet, Inc. - Class C*	37,178	30,841
Broadcom, Ltd.	71,400	15,634
Cisco Systems, Inc.	275,590	9,315
Citrix Systems, Inc.*	144,062	12,013
Facebook, Inc. - Class A*	267,311	37,972
Fortinet, Inc.*	143,348	5,497

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Intuit, Inc.	78,449	9,099
Microsoft Corp.	716,038	47,158
Oracle Corp.	373,205	16,649
Salesforce.com, Inc.*	165,242	13,631
ServiceNow, Inc.*	87,350	7,641
Splunk, Inc.*	111,814	6,965
Square, Inc.*	306,330	5,293
Teradata Corp.*	215,411	6,704
Texas Instruments, Inc.	208,709	16,814
Twilio, Inc.*	138,383	3,995
Western Digital Corp.	92,891	7,666

Total		275,435

Materials (3.6%)
The Dow Chemical Co.	212,309	13,490
Nucor Corp.	165,477	9,882
Vulcan Materials Co.	72,080	8,684

Total		32,056

Telecommunication Services (1.0%)
T-Mobile US, Inc.*	142,632	9,213

Total		9,213

Total Common Stocks
(Cost: $682,821)		864,488

Investment Companies (1.3%)

Domestic Equity (1.3%)
iShares Russell 1000 Growth Index Fund	102,975	11,718

Total		11,718

Total Investment Companies
(Cost: $10,619)		11,718

Total Investments (98.3%)
(Cost: $693,440)(a)		876,206

Other Assets, Less
Liabilities (1.7%)		15,018

Net Assets (100.0%)		891,224

*	Non-Income Producing

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $693,440 and the net unrealized appreciation of investments based on that cost was $182,766 which is comprised of $187,342 aggregate gross unrealized appreciation and $4,576 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$864,488	$-	$-
Investment Companies	11,718	-	-
Total Assets:	$876,206	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (15.6%)
Alibaba Group Holding, Ltd., ADR*	403,489	43,508
Amazon.com, Inc.*	69,680	61,774
Yum China Holdings, Inc.*	331,065	9,005
Yum! Brands, Inc.	223,397	14,275

Total		128,562

Consumer Staples (13.1%)
The Coca-Cola Co.	598,875	25,416
Danone SA, ADR	1,902,179	26,041
Monster Beverage Corp.*	649,032	29,966
The Procter & Gamble Co.	300,538	27,003

Total		108,426

Energy (2.3%)
Schlumberger, Ltd.	244,926	19,129

Total		19,129

Financials (6.0%)
American Express Co.	153,145	12,116
FactSet Research Systems, Inc.	88,104	14,529

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
SEI Investments Co.	458,094	23,106

Total		49,751

Health Care (15.5%)
Amgen, Inc.	100,281	16,453
Cerner Corp.*	330,954	19,477
Merck & Co., Inc.	173,595	11,030
Novartis AG, ADR	212,325	15,769
Novo Nordisk A/S, ADR	654,429	22,434
Regeneron Pharmaceuticals, Inc.*	57,977	22,467
Varex Imaging Corp.*	67,178	2,257
Varian Medical Systems, Inc.*	197,035	17,956

Total		127,843

Industrials (8.0%)
Deere & Co.	195,537	21,286
Expeditors International of Washington, Inc.	441,460	24,938
United Parcel Service, Inc. - Class B	188,451	20,221

Total		66,445

Common Stocks (99.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology (38.6%)
Alphabet, Inc. - Class A*	28,218	23,923
Alphabet, Inc. - Class C*	28,291	23,469
Analog Devices, Inc.	48,917	4,009
Autodesk, Inc.*	310,463	26,846
Automatic Data Processing, Inc.	72,471	7,420
Cisco Systems, Inc.	1,278,693	43,220
Facebook, Inc. - Class A*	400,287	56,861
Microsoft Corp.	337,182	22,207
Oracle Corp.	843,047	37,608
QUALCOMM, Inc.	522,756	29,975
Visa, Inc. - Class A	488,410	43,405

Total		318,943

Total Common Stocks
(Cost: $718,396)		819,099

Total Investments (99.1%)
(Cost: $718,396)(a)		819,099

Other Assets, Less
Liabilities (0.9%)		7,758

Net Assets (100.0%)		826,857

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $718,396 and the net unrealized appreciation of investments based on that cost was $100,703 which is comprised of $131,618 aggregate gross unrealized appreciation and $30,915 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$819,099	$-	$-
Total Assets:	$819,099	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.5%)
Comcast Corp. - Class A	353,904	13,303
McDonald’s Corp.	56,078	7,268
NIKE, Inc. - Class B	97,260	5,420
Twenty-First Century Fox, Inc.	236,110	7,648
Twenty-First Century Fox, Inc. - Class B	18,900	601
The Walt Disney Co.	106,183	12,040

Total		46,280

Consumer Staples (23.7%)
Altria Group, Inc.	250,608	17,898
Anheuser-Busch InBev NV, ADR	58,750	6,448
The Coca-Cola Co.	368,485	15,639
Constellation Brands, Inc. - Class A	32,950	5,340
The Estee Lauder Cos., Inc. - Class A	114,861	9,739
Nestle SA, ADR	181,332	13,945
PepsiCo, Inc.	102,575	11,474
Philip Morris International, Inc.	286,128	32,304
Procter & Gamble Co.	77,872	6,997
Walgreens Boots Alliance, Inc.	111,208	9,236

Total		129,020

Energy (9.7%)
Chevron Corp.	129,097	13,861

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
ConocoPhillips	153,370	7,649
Exxon Mobil Corp.	226,181	18,549
Occidental Petroleum Corp.	125,040	7,923
TOTAL SA, ADR	95,607	4,820

Total		52,802

Financials (14.4%)
American Express Co.	121,617	9,621
BlackRock, Inc.	31,753	12,177
Chubb, Ltd.	112,744	15,361
Intercontinental Exchange, Inc.	117,500	7,035
JPMorgan Chase & Co.	203,605	17,885
State Street Corp.	107,300	8,542
Wells Fargo & Co.	141,873	7,897

Total		78,518

Health Care (10.4%)
Abbott Laboratories	192,688	8,557
AbbVie, Inc.	114,222	7,443
Celgene Corp.*	49,850	6,203
Intuitive Surgical, Inc.*	7,500	5,749
Novartis AG, ADR	87,853	6,525
Novo Nordisk A/S, ADR	232,235	7,961
Roche Holding AG, ADR	281,764	9,025
UnitedHealth Group, Inc.	33,000	5,412

Total		56,875

Industrials (4.8%)
Canadian Pacific Railway, Ltd.	49,654	7,295
Union Pacific Corp.	69,600	7,372

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
United Technologies Corp.	101,026	11,336

Total		26,003

Information Technology (26.2%)
Alphabet, Inc. - Class C*	21,930	18,192
Apple, Inc.	224,889	32,308
ASML Holding NV	54,650	7,257
Automatic Data Processing, Inc.	31,940	3,270
Facebook, Inc. - Class A*	163,250	23,190
Microsoft Corp.	333,650	21,974
Oracle Corp.	134,874	6,017
Texas Instruments, Inc.	200,583	16,159
VeriSign, Inc.*	41,950	3,654
Visa, Inc. - Class A	122,300	10,869

Total		142,890

Materials (2.0%)
Air Products & Chemicals, Inc.	35,797	4,843
Praxair, Inc.	49,426	5,862

Total		10,705

Total Common Stocks
(Cost: $408,598)		543,093

Total Investments (99.7%)
(Cost: $408,598)(a)		543,093

Other Assets, Less
Liabilities (0.3%)		1,616

Net Assets (100.0%)		544,709

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $408,598 and the net unrealized appreciation of investments based on that cost was $134,495 which is comprised of $141,824 aggregate gross unrealized appreciation and $7,329 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$543,093	$-	$-
Total Assets:	$543,093	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (92.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (17.9%)
Comcast Corp. - Class A	224,075	8,423
Dollar General Corp.	92,125	6,424
Omnicom Group, Inc.	61,725	5,321
The TJX Cos., Inc.	33,575	2,655
Twenty-First Century Fox, Inc.	73,325	2,375
Twenty-First Century Fox, Inc. - Class B	165,850	5,271

Total		30,469

Consumer Staples (6.4%)
Nestle SA, ADR	63,450	4,879
Unilever PLC, ADR	123,625	6,100

Total		10,979

Energy (4.9%)
Devon Energy Corp.	60,100	2,508
Schlumberger, Ltd.	74,100	5,787

Total		8,295

Financials (16.8%)
American Express Co.	44,050	3,485

Common Stocks (92.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Bank of New York Mellon Corp.	110,550	5,221
Berkshire Hathaway, Inc. - Class B*	49,375	8,230
JPMorgan Chase & Co.	72,125	6,335
The Progressive Corp.	136,775	5,359

Total		28,630

Health Care (11.3%)
AmerisourceBergen Corp.	71,400	6,319
Cerner Corp.*	95,225	5,604
UnitedHealth Group, Inc.	44,625	7,319

Total		19,242

Industrials (14.3%)
Expeditors International of Washington, Inc.	102,825	5,808
Honeywell International, Inc.	57,725	7,208
PACCAR, Inc.	83,775	5,630
Stanley Black & Decker, Inc.	43,025	5,717

Total		24,363

Information Technology (15.1%)
Accenture PLC - Class A	54,500	6,534

Common Stocks (92.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
eBay, Inc.*	185,225	6,218
Microsoft Corp.	52,250	3,441
Oracle Corp.	80,100	3,573
TE Connectivity, Ltd.	80,325	5,988

Total		25,754

Materials (2.9%)
Potash Corp. of Saskatchewan, Inc.	289,400	4,943

Total		4,943

Telecommunication Services (3.0%)
Level 3 Communications, Inc.*	90,550	5,181

Total		5,181

Total Common Stocks
(Cost: $129,033)		157,856

Total Investments (92.6%)
(Cost: $129,033)(a)		157,856

Other Assets, Less
Liabilities (7.4%)		12,655

Net Assets (100.0%)		170,511

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $129,033 and the net unrealized appreciation of investments based on that cost was $28,823 which is comprised of $33,726 aggregate gross unrealized appreciation and $4,903 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$157,856	$-	$-
Total Assets:	$157,856	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.2%)
Advance Auto Parts, Inc.	10,193	1,511
Amazon.com, Inc.*	54,731	48,521
AutoNation, Inc.*	9,065	383
AutoZone, Inc.*	3,935	2,845
Bed Bath & Beyond, Inc.	20,772	820
Best Buy Co., Inc.	37,424	1,839
BorgWarner, Inc.	27,629	1,155
CarMax, Inc.*	25,858	1,531
Carnival Corp.	57,758	3,403
CBS Corp. - Class B	51,399	3,565
Charter Communications, Inc.*	29,728	9,731
Chipotle Mexican Grill, Inc.*	3,976	1,771
Coach, Inc.	38,779	1,603
Comcast Corp. - Class A	654,025	24,585
D.R. Horton, Inc.	46,959	1,564
Darden Restaurants, Inc.	17,159	1,436
Delphi Automotive PLC	37,252	2,998
Discovery Communications, Inc.*	29,814	844
Discovery Communications, Inc. - Class A*	21,092	614
DISH Network Corp. - Class A*	31,358	1,991
Dollar General Corp.	35,124	2,449
Dollar Tree, Inc.*	32,623	2,560
Expedia, Inc.	16,662	2,102
Foot Locker, Inc.	18,292	1,368
Ford Motor Co.	539,426	6,279
The Gap, Inc.	30,318	736
Garmin, Ltd.	15,896	812
General Motors Co.	188,376	6,661
Genuine Parts Co.	20,505	1,895
The Goodyear Tire & Rubber Co.	34,776	1,252
H&R Block, Inc.	28,621	665
Hanesbrands, Inc.	52,336	1,087
Harley-Davidson, Inc.	24,369	1,474
Hasbro, Inc.	15,459	1,543
The Home Depot, Inc.	168,341	24,718
The Interpublic Group of Cos., Inc.	54,267	1,333
Kohl’s Corp.	24,387	971
L Brands, Inc.	33,194	1,563
Leggett & Platt, Inc.	18,482	930
Lennar Corp. - Class A	28,079	1,437
LKQ Corp.*	42,563	1,246
Lowe’s Cos., Inc.	119,675	9,839
Macy’s, Inc.	42,025	1,246
Marriott International, Inc. - Class A	43,464	4,093
Mattel, Inc.	47,324	1,212
McDonald’s Corp.	113,179	14,669
Michael Kors Holdings, Ltd.*	22,449	856
Mohawk Industries, Inc.*	8,714	2,000
Netflix, Inc.*	59,480	8,792
Newell Brands, Inc.	66,664	3,145
News Corp. - Class A	52,747	686
News Corp. - Class B	16,553	223
NIKE, Inc. - Class B	183,136	10,206
Nordstrom, Inc.	15,740	733
Omnicom Group, Inc.	32,410	2,794
O’Reilly Automotive, Inc.*	12,664	3,417
The Priceline Group, Inc.*	6,795	12,095
PulteGroup, Inc.	39,530	931
PVH Corp.	10,954	1,133
Ralph Lauren Corp.	7,784	635
Ross Stores, Inc.	54,465	3,588
Royal Caribbean Cruises, Ltd.	23,154	2,272
Scripps Networks Interactive - Class A	13,202	1,035
Signet Jewelers, Ltd.	9,618	666
Staples, Inc.	89,900	788
Starbucks Corp.	201,402	11,760
Target Corp.	76,857	4,242
TEGNA, Inc.	29,672	760
Tiffany & Co.	14,791	1,410
Time Warner, Inc.	107,007	10,456
The TJX Cos., Inc.	90,088	7,124
Tractor Supply Co.	18,065	1,246
TripAdvisor, Inc.*	15,605	674
Twenty-First Century Fox, Inc.	145,422	4,710
Twenty-First Century Fox, Inc. - Class B	67,313	2,139
Ulta Beauty, Inc.*	8,084	2,306
Under Armour, Inc.*	25,391	502
Under Armour, Inc. - Class C*	25,474	466
VF Corp.	45,779	2,516
Viacom, Inc. - Class B	48,017	2,239
The Walt Disney Co.	201,035	22,795
Whirlpool Corp.	10,294	1,764
Wyndham Worldwide Corp.	14,507	1,223
Wynn Resorts, Ltd.	10,986	1,259
Yum! Brands, Inc.	46,454	2,968

Total		345,404

Consumer Staples (9.2%)
Altria Group, Inc.	268,013	19,141
Archer-Daniels-Midland Co.	78,919	3,633
Brown-Forman Corp. - Class B	24,444	1,129
Campbell Soup Co.	26,732	1,530
Casa Ley SA de CV* (p)	29,556	30
Church & Dwight Co., Inc.	35,188	1,755
The Clorox Co.	17,725	2,390
The Coca-Cola Co.	533,992	22,663
Colgate-Palmolive Co.	122,004	8,929
Conagra Brands, Inc.	57,136	2,305
Constellation Brands, Inc. - Class A	23,867	3,868
Costco Wholesale Corp.	60,658	10,172
Coty, Inc. - Class A	65,045	1,179
CVS Health Corp.	141,744	11,127
Dr. Pepper Snapple Group, Inc.	25,302	2,478
The Estee Lauder Cos., Inc. - Class A	30,717	2,604
General Mills, Inc.	80,153	4,730
The Hershey Co.	19,299	2,108
Hormel Foods Corp.	37,269	1,291
The J.M. Smucker Co.	16,089	2,109
Kellogg Co.	34,938	2,537
Kimberly-Clark Corp.	49,162	6,471
The Kraft Heinz Co.	82,417	7,484
The Kroger Co.	127,690	3,766
McCormick & Co., Inc.	15,706	1,532
Mead Johnson Nutrition Co.	25,349	2,258
Molson Coors Brewing Co. - Class B	25,480	2,439
Mondelez International, Inc.	210,966	9,088
Monster Beverage Corp.*	55,595	2,567
PepsiCo, Inc.	197,230	22,062
Philip Morris International, Inc.	214,390	24,205
The Procter & Gamble Co.	353,286	31,743
Property Development Centers LLC* (p)	29,556	1
Reynolds American, Inc.	114,291	7,203
Sysco Corp.	68,681	3,566
Tyson Foods, Inc. - Class A	39,654	2,447
Walgreens Boots Alliance, Inc.	117,842	9,787
Wal-Mart Stores, Inc.	208,099	15,000
Whole Foods Market, Inc.	44,023	1,308

Total		260,635

Energy (6.5%)
Anadarko Petroleum Corp.	77,247	4,789
Apache Corp.	52,470	2,696
Baker Hughes, Inc.	58,777	3,516
Cabot Oil & Gas Corp.	65,660	1,570
Chesapeake Energy Corp.*	105,265	625
Chevron Corp.	261,612	28,089
Cimarex Energy Co.	13,145	1,571
Concho Resources, Inc.*	20,475	2,628
ConocoPhillips	170,782	8,517
Devon Energy Corp.	72,495	3,024
EOG Resources, Inc.	79,714	7,776
EQT Corp.	23,953	1,464
Exxon Mobil Corp.	573,017	46,993
Halliburton Co.	119,803	5,896
Helmerich & Payne, Inc.	15,003	999
Hess Corp.	37,180	1,792
Kinder Morgan, Inc.	265,316	5,768
Marathon Oil Corp.	117,077	1,850
Marathon Petroleum Corp.	72,936	3,686
Murphy Oil Corp.	22,395	640
National Oilwell Varco, Inc.	52,337	2,098
Newfield Exploration Co.*	27,484	1,014
Noble Energy, Inc.	60,180	2,067
Occidental Petroleum Corp.	105,619	6,692
ONEOK, Inc.	29,125	1,615
Phillips 66	60,964	4,830
Pioneer Natural Resources Co.	23,465	4,370
Range Resources Corp.	25,995	756
Schlumberger, Ltd.	192,657	15,047
Southwestern Energy Co.*	68,815	562
TechnipFMC PLC*	64,479	2,096
Tesoro Corp.	16,167	1,310
Transocean, Ltd.*	53,796	670
Valero Energy Corp.	62,332	4,132
The Williams Companies, Inc.	114,122	3,377

Total		184,525

Financials (14.2%)
Affiliated Managers Group, Inc.	7,836	1,285
Aflac, Inc.	55,474	4,017
The Allstate Corp.	50,458	4,112
American Express Co.	104,621	8,277
American International Group, Inc.	128,599	8,028
Ameriprise Financial, Inc.	21,289	2,761
Aon PLC	36,290	4,307
Arthur J. Gallagher & Co.	24,684	1,396
Assurant, Inc.	7,689	736
Bank of America Corp.	1,385,395	32,681
The Bank of New York Mellon Corp.	143,368	6,771
BB&T Corp.	111,714	4,994
Berkshire Hathaway, Inc. - Class B*	262,468	43,748
BlackRock, Inc.	16,816	6,449
Capital One Financial Corp.	66,421	5,756
CBOE Holdings, Inc.	12,677	1,028
The Charles Schwab Corp.	167,879	6,851
Chubb, Ltd.	64,367	8,770
Cincinnati Financial Corp.	20,714	1,497
Citigroup, Inc.	382,891	22,905
Citizens Financial Group, Inc.	70,355	2,431
CME Group, Inc.	46,937	5,576
Comerica, Inc.	24,303	1,667
Discover Financial Services	53,278	3,644
E*TRADE Financial Corp.*	37,958	1,324
Fifth Third Bancorp	103,711	2,634
Franklin Resources, Inc.	47,655	2,008
The Goldman Sachs Group, Inc.	51,199	11,761
The Hartford Financial Services Group, Inc.	51,670	2,484

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Huntington Bancshares, Inc.	150,062	2,009
Intercontinental Exchange, Inc.	82,318	4,928
Invesco, Ltd.	55,769	1,708
JPMorgan Chase & Co.	493,619	43,359
KeyCorp	148,203	2,635
Leucadia National Corp.	44,750	1,164
Lincoln National Corp.	31,123	2,037
Loews Corp.	38,147	1,784
M&T Bank Corp.	21,305	3,297
Marsh & McLennan Cos., Inc.	71,170	5,259
MetLife, Inc.	150,251	7,936
Moody’s Corp.	22,939	2,570
Morgan Stanley	198,575	8,507
Nasdaq, Inc.	15,900	1,104
Navient Corp.	40,215	594
Northern Trust Corp.	29,720	2,573
People’s United Financial, Inc.	47,305	861
PNC Financial Services Group, Inc.	67,183	8,078
Principal Financial Group, Inc.	36,946	2,332
The Progressive Corp.	80,262	3,145
Prudential Financial, Inc.	59,423	6,339
Raymond James Financial, Inc.	17,672	1,348
Regions Financial Corp.	166,557	2,420
S&P Global, Inc.	35,709	4,669
State Street Corp.	49,614	3,950
SunTrust Banks, Inc.	67,909	3,755
Synchrony Financial	106,443	3,651
T. Rowe Price Group, Inc.	33,638	2,292
Torchmark Corp.	15,134	1,166
The Travelers Cos., Inc.	38,650	4,659
U.S. Bancorp	220,062	11,333
Unum Group	31,678	1,485
Wells Fargo & Co.	622,285	34,636
Willis Towers Watson PLC	17,605	2,304
XL Group, Ltd.	36,617	1,460
Zions Bancorporation	27,973	1,175

Total		402,420

Health Care (13.7%)
Abbott Laboratories	238,797	10,605
AbbVie, Inc.	220,268	14,353
Aetna, Inc.	48,602	6,199
Agilent Technologies, Inc.	44,506	2,353
Alexion Pharmaceuticals, Inc.*	31,040	3,763
Allergan PLC	46,326	11,068
AmerisourceBergen Corp.	22,820	2,020
Amgen, Inc.	101,772	16,698
Anthem, Inc.	36,535	6,042
Baxter International, Inc.	67,171	3,484
Becton, Dickinson and Co.	29,411	5,395
Biogen, Inc.*	29,836	8,158
Boston Scientific Corp.*	188,424	4,686
Bristol-Myers Squibb Co.	231,157	12,570
C.R. Bard, Inc.	9,954	2,474
Cardinal Health, Inc.	43,594	3,555
Celgene Corp.*	107,509	13,377
Centene Corp.*	23,773	1,694
Cerner Corp.*	40,553	2,387
Cigna Corp.	35,523	5,204
The Cooper Cos., Inc.	6,763	1,352
Danaher Corp.	84,309	7,211
DaVita, Inc.*	21,514	1,462
DENTSPLY SIRONA, Inc.	31,740	1,982
Edwards Lifesciences Corp.*	29,365	2,762
Eli Lilly and Co.	134,178	11,286
Envision Healthcare Corp.*	16,232	995
Express Scripts Holding Co.*	83,706	5,517
Gilead Sciences, Inc.	180,627	12,268
HCA Holdings, Inc.*	39,899	3,551
Henry Schein, Inc.*	10,944	1,860
Hologic, Inc.*	38,597	1,642
Humana, Inc.	20,635	4,254
IDEXX Laboratories, Inc.*	12,162	1,880
Illumina, Inc.*	20,218	3,450
Incyte Genomics, Inc.*	24,343	3,254
Intuitive Surgical, Inc.*	5,075	3,890
Johnson & Johnson	374,964	46,702
Laboratory Corp. of America Holdings*	14,137	2,028
Mallinckrodt PLC*	14,479	645
McKesson Corp.	29,304	4,345
Medtronic PLC	189,170	15,240
Merck & Co., Inc.	379,417	24,108
Mettler-Toledo International, Inc.*	3,585	1,717
Mylan NV*	63,641	2,481
Patterson Cos., Inc.	11,365	514
PerkinElmer, Inc.	15,172	881
Perrigo Co. PLC	19,813	1,315
Pfizer, Inc.	822,504	28,138
Quest Diagnostics, Inc.	19,001	1,866
Regeneron Pharmaceuticals, Inc.*	10,509	4,072
Stryker Corp.	42,769	5,631
Thermo Fisher Scientific, Inc.	53,949	8,287
UnitedHealth Group, Inc.	132,945	21,804
Universal Health Services, Inc. - Class B	12,343	1,536
Varian Medical Systems, Inc.*	12,916	1,177
Vertex Pharmaceuticals, Inc.*	34,332	3,754
Waters Corp.*	11,067	1,730
Zimmer Biomet Holdings, Inc.	27,791	3,394
Zoetis, Inc.	67,986	3,628

Total		389,694

Industrials (9.9%)
3M Co.	82,390	15,764
Acuity Brands, Inc.	6,093	1,243
Alaska Air Group, Inc.	17,062	1,573
Allegion PLC	13,194	999
American Airlines Group, Inc.	69,670	2,947
AMETEK, Inc.	31,712	1,715
Arconic, Inc.	60,879	1,603
The Boeing Co.	78,715	13,921
C.H. Robinson Worldwide, Inc.	19,535	1,510
Caterpillar, Inc.	81,048	7,518
Cintas Corp.	11,903	1,506
CSX Corp.	128,028	5,960
Cummins, Inc.	21,379	3,232
Deere & Co.	40,500	4,409
Delta Air Lines, Inc.	100,987	4,641
Dover Corp.	21,489	1,727
The Dun & Bradstreet Corp.	5,088	549
Eaton Corp. PLC	62,145	4,608
Emerson Electric Co.	89,143	5,336
Equifax, Inc.	16,569	2,266
Expeditors International of Washington, Inc.	24,891	1,406
Fastenal Co.	39,974	2,059
FedEx Corp.	33,883	6,612
Flowserve Corp.	18,037	873
Fluor Corp.	19,258	1,013
Fortive Corp.	41,599	2,505
Fortune Brands Home & Security, Inc.	21,154	1,287
General Dynamics Corp.	39,326	7,362
General Electric Co.	1,205,700	35,930
Honeywell International, Inc.	105,191	13,135
Illinois Tool Works, Inc.	43,102	5,710
Ingersoll-Rand PLC	35,862	2,916
J.B. Hunt Transport Services, Inc.	11,998	1,101
Jacobs Engineering Group, Inc.	16,731	925
Johnson Controls International PLC	129,723	5,464
Kansas City Southern	14,737	1,264
L3 Technologies, Inc.	10,751	1,777
Lockheed Martin Corp.	34,503	9,233
Masco Corp.	44,266	1,505
Nielsen Holdings PLC	46,445	1,919
Norfolk Southern Corp.	40,152	4,496
Northrop Grumman Corp.	24,128	5,739
PACCAR, Inc.	48,491	3,259
Parker Hannifin Corp.	18,420	2,953
Pentair PLC	23,106	1,451
Quanta Services, Inc.*	20,898	775
Raytheon Co.	40,474	6,172
Republic Services, Inc.	31,868	2,002
Robert Half International, Inc.	17,660	862
Rockwell Automation, Inc.	17,772	2,767
Rockwell Collins, Inc.	18,080	1,757
Roper Technologies, Inc.	14,078	2,907
Ryder System, Inc.	7,389	557
Snap-on, Inc.	8,011	1,351
Southwest Airlines Co.	85,023	4,571
Stanley Black & Decker, Inc.	21,086	2,802
Stericycle, Inc.*	11,758	975
Textron, Inc.	37,324	1,776
TransDigm Group, Inc.	6,865	1,511
Union Pacific Corp.	112,460	11,912
United Continental Holdings, Inc.*	39,565	2,795
United Parcel Service, Inc. - Class B	95,246	10,220
United Rentals, Inc.*	11,651	1,457
United Technologies Corp.	103,569	11,621
Verisk Analytics, Inc.*	21,378	1,735
W.W. Grainger, Inc.	7,480	1,741
Waste Management, Inc.	55,902	4,076
Xylem, Inc.	24,802	1,246

Total		282,509

Information Technology (21.8%)
Accenture PLC - Class A	86,043	10,315
Activision Blizzard, Inc.	95,588	4,766
Adobe Systems, Inc.*	68,498	8,914
Advanced Micro Devices, Inc.*	106,604	1,551
Akamai Technologies, Inc.*	23,934	1,429

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Alliance Data Systems Corp.	7,728	1,924
Alphabet, Inc. - Class A*	41,059	34,810
Alphabet, Inc. - Class C*	40,836	33,876
Amphenol Corp. - Class A	42,517	3,026
Analog Devices, Inc.	50,296	4,122
Apple, Inc.	725,032	104,158
Applied Materials, Inc.	149,224	5,805
Autodesk, Inc.*	27,065	2,340
Automatic Data Processing, Inc.	62,035	6,352
Broadcom, Ltd.	55,421	12,135
CA, Inc.	43,321	1,374
Cisco Systems, Inc.	692,048	23,391
Citrix Systems, Inc.*	21,607	1,802
Cognizant Technology Solutions Corp. - Class A*	84,109	5,006
Corning, Inc.	128,256	3,463
CSRA, Inc.	20,061	588
eBay, Inc.*	139,706	4,690
Electronic Arts, Inc.*	42,600	3,814
F5 Networks, Inc.*	8,953	1,276
Facebook, Inc. - Class A*	325,466	46,232
Fidelity National Information Services, Inc.	45,435	3,617
Fiserv, Inc.*	29,651	3,419
FLIR Systems, Inc.	18,842	684
Global Payments, Inc.	21,042	1,698
Harris Corp.	17,200	1,914
Hewlett Packard Enterprise Co.	230,066	5,453
HP, Inc.	234,012	4,184
Intel Corp.	653,374	23,567
International Business Machines Corp.	118,614	20,655
Intuit, Inc.	33,580	3,895
Juniper Networks, Inc.	52,787	1,469
KLA-Tencor Corp.	21,659	2,059
Lam Research Corp.	22,504	2,889
Mastercard, Inc. - Class A	130,199	14,643
Microchip Technology, Inc.	29,909	2,207
Micron Technology, Inc.*	143,248	4,140
Microsoft Corp.	1,067,886	70,331
Motorola Solutions, Inc.	22,766	1,963
NetApp, Inc.	37,443	1,567
NVIDIA Corp.	81,395	8,866
Oracle Corp.	414,172	18,476
Paychex, Inc.	44,135	2,600
PayPal Holdings, Inc.*	155,197	6,677
Qorvo, Inc.*	17,475	1,198
QUALCOMM, Inc.	204,116	11,704
Red Hat, Inc.*	24,638	2,131
Salesforce.com, Inc.*	90,502	7,465
Seagate Technology PLC	40,791	1,873
Skyworks Solutions, Inc.	25,554	2,504
Symantec Corp.	85,518	2,624
Synopsys, Inc.*	20,798	1,500
TE Connectivity, Ltd.	49,099	3,660
Teradata Corp.*	18,087	563
Texas Instruments, Inc.	138,143	11,129
Total System Services, Inc.	22,805	1,219
VeriSign, Inc.*	12,303	1,072
Visa, Inc. - Class A	256,764	22,819
Western Digital Corp.	39,809	3,285
Western Union Co.	66,458	1,352
Xerox Corp.	118,005	866
Xilinx, Inc.	34,401	1,991
Yahoo!, Inc.*	121,304	5,630

Total		618,717

Materials (2.8%)
Air Products and Chemicals, Inc.	30,069	4,068
Albemarle Corp.	15,556	1,643
Avery Dennison Corp.	12,359	996
Ball Corp.	24,192	1,797
CF Industries Holdings, Inc.	32,215	946
The Dow Chemical Co.	154,257	9,801
E.I. du Pont de Nemours and Co.	119,477	9,598
Eastman Chemical Co.	20,244	1,636
Ecolab, Inc.	36,282	4,548
FMC Corp.	18,475	1,286
Freeport-McMoRan, Inc.*	183,760	2,455
International Flavors & Fragrances, Inc.	10,922	1,447
International Paper Co.	56,832	2,886
LyondellBasell Industries NV - Class A	45,614	4,160
Martin Marietta Materials, Inc.	8,715	1,902
Monsanto Co.	60,595	6,859
The Mosaic Co.	48,394	1,412
Newmont Mining Corp.	73,449	2,421
Nucor Corp.	44,063	2,631
PPG Industries, Inc.	35,529	3,733
Praxair, Inc.	39,395	4,672
Sealed Air Corp.	26,737	1,165
The Sherwin-Williams Co.	11,218	3,480
Vulcan Materials Co.	18,291	2,204
WestRock Co.	34,604	1,800

Total		79,546

Real Estate (2.9%)
Alexandria Real Estate Equities, Inc.	12,282	1,358
American Tower Corp.	59,035	7,175
Apartment Investment & Management Co. - Class A	21,699	962
AvalonBay Communities, Inc.	18,978	3,484
Boston Properties, Inc.	21,259	2,815
CBRE Group, Inc.*	41,550	1,446
Crown Castle International Corp.	49,824	4,706
Digital Realty Trust, Inc.	22,009	2,342
Equinix, Inc.	10,696	4,282
Equity Residential	50,730	3,157
Essex Property Trust, Inc.	9,058	2,097
Extra Space Storage, Inc.	17,400	1,294
Federal Realty Investment Trust	9,964	1,330
GGP, Inc.	80,714	1,871
HCP, Inc.	64,699	2,024
Host Hotels & Resorts, Inc.	102,159	1,906
Iron Mountain, Inc.	33,893	1,209
Kimco Realty Corp.	58,819	1,299
The Macerich Co.	16,705	1,076
Mid-America Apartment Communities, Inc.	15,691	1,597
Prologis, Inc.	73,152	3,795
Public Storage	20,636	4,518
Realty Income Corp.	37,465	2,230
Regency Centers Corp.	20,181	1,340
Simon Property Group, Inc.	44,197	7,603
SL Green Realty Corp.	13,899	1,482
UDR, Inc.	36,932	1,339
Ventas, Inc.	49,006	3,187
Vornado Realty Trust	23,788	2,386
Welltower, Inc.	50,103	3,548
Weyerhaeuser Co.	103,506	3,517

Total		82,375

Telecommunication Services (2.3%)
AT&T, Inc.	848,719	35,264
CenturyLink, Inc.	75,532	1,780
Level 3 Communications, Inc.*	40,373	2,310
Verizon Communications, Inc.	563,312	27,462

Total		66,816

Utilities (3.1%)
The AES Corp.	91,093	1,018
Alliant Energy Corp.	31,465	1,246
Ameren Corp.	33,530	1,830
American Electric Power Co., Inc.	67,951	4,562
American Water Works Co., Inc.	24,628	1,915
CenterPoint Energy, Inc.	59,518	1,641
CMS Energy Corp.	38,681	1,731
Consolidated Edison, Inc.	42,157	3,274
Dominion Resources, Inc.	86,801	6,733
DTE Energy Co.	24,796	2,532
Duke Energy Corp.	96,681	7,929
Edison International	45,025	3,584
Entergy Corp.	24,791	1,883
Eversource Energy	43,791	2,574
Exelon Corp.	128,047	4,607
FirstEnergy Corp.	61,147	1,946
NextEra Energy, Inc.	64,616	8,295
NiSource, Inc.	44,698	1,063
NRG Energy, Inc.	43,665	817
PG&E Corp.	70,049	4,648
Pinnacle West Capital Corp.	15,386	1,283
PPL Corp.	93,934	3,512
Public Service Enterprise Group, Inc.	69,955	3,103
SCANA Corp.	19,750	1,291
Sempra Energy	34,623	3,826
The Southern Co.	136,956	6,818
WEC Energy Group, Inc.	43,612	2,644
Xcel Energy, Inc.	70,094	3,116

Total		89,421

Total Common Stocks
(Cost: $1,426,397)		2,802,062

Short-Term Investments (1.2%)

Commercial Paper (0.6%)
Bank of America NA, 1.22%, 7/6/17 144A	5,000,000	5,000
Microsoft Corp., 0.85%, 5/2/17 144A (r)	1,000,000	999
Pfizer, Inc., 0.88%, 5/1/17 144A (r)	3,000,000	2,998
Roche Holdings, Inc., 0.67%, 4/5/17 144A (r)	3,000,000	3,000
Societe Generale, 1.06%, 6/27/17 144A (r)	3,000,000	2,992
The Walt Disney Co., 0.71%, 4/21/17 144A (r)	2,250,000	2,249

Total		17,238

US Government & Agencies (0.6%)
Federal Home Loan Bank, 0.48%, 4/3/17 (b,r)	9,500,000	9,500
Federal Home Loan Bank, 0.50%, 4/7/17 (r)	3,800,000	3,800
Federal Home Loan Bank, 0.54%, 5/24/17 (r)	4,000,000	3,996

Total		17,296

Total Short-Term Investments
(Cost: $34,535)		34,534

Total Investments (99.8%)
(Cost: $1,460,932)(a)		2,836,596

Other Assets, Less
Liabilities (0.2%)		5,242

Net Assets (100.0%)		2,841,838

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $17,238 representing 0.6% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,460,932 and the net unrealized appreciation of investments based on that cost was $1,375,664 which is comprised of $1,415,588 aggregate gross unrealized appreciation and $39,924 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2017, $37,783)	320	6/17	$(36)

(p)	Restricted securities (excluding 144A issues) on March 31, 2017.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$ 1	$ 1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$260,604	$-	$31
All Others	2,541,427	-	-
Short-Term Investments	-	34,534	-
Total Assets:	$2,802,031	$34,534	$31
Liabilities:
Other Financial Instruments^
Futures	$(36)	$-	$-
Total Liabilities:	$(36)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.7%)
Advance Auto Parts, Inc.	12,740	1,889
Carnival Corp.	24,010	1,414
Delphi Automotive PLC	24,841	2,000
Ford Motor Co.	66,720	777
Johnson Controls International PLC	131,360	5,533
L Brands, Inc.	13,840	652
Mattel, Inc.	48,660	1,246
Ralph Lauren Corp.	7,920	646
Target Corp.	18,850	1,040

Total		15,197

Consumer Staples (9.4%)
CVS Health Corp.	31,570	2,478
General Mills, Inc.	17,010	1,004
Mead Johnson Nutrition Co.	7,920	705
Mondelez International, Inc.	54,890	2,365
PepsiCo, Inc.	12,500	1,398
Procter & Gamble Co.	59,130	5,313
Unilever NV	20,700	1,028
Wal-Mart Stores, Inc.	60,000	4,325

Total		18,616

Energy (15.5%)
Anadarko Petroleum Corp.	33,070	2,050
Baker Hughes, Inc.	35,350	2,114
Chevron Corp.	46,650	5,009
Exxon Mobil Corp.	16,680	1,368
Imperial Oil, Ltd.	107,180	3,266
Occidental Petroleum Corp.	57,070	3,616
Royal Dutch Shell PLC - Class B, ADR	27,710	1,547
Schlumberger, Ltd.	79,040	6,173
Total SA, ADR	112,650	5,680

Total		30,823

Financials (23.3%)
Aflac, Inc.	18,120	1,312
Allstate Corp.	17,320	1,411
Ameriprise Financial, Inc.	10,760	1,395
Bank of America Corp.	199,840	4,714
Bank of New York Mellon Corp.	87,130	4,115
BB&T Corp.	87,800	3,925

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Financials continued
BlackRock, Inc.	3,790	1,454
Chubb, Ltd.	29,360	4,000
Invesco, Ltd.	85,660	2,624
JPMorgan Chase & Co.	34,210	3,005
M&T Bank Corp.	17,020	2,634
MetLife, Inc.	33,380	1,763
PNC Financial Services Group, Inc.	26,220	3,153
US Bancorp	96,010	4,945
Wells Fargo & Co.	106,690	5,938

Total		46,388

Health Care (15.7%)
Abbott Laboratories	55,540	2,466
AbbVie, Inc.	15,330	999
Allergan PLC	6,540	1,563
Anthem, Inc.	6,790	1,123
HCA Holdings, Inc.*	16,390	1,459
Johnson & Johnson	23,320	2,904
McKesson Corp.	10,320	1,530
Medtronic PLC	49,310	3,972
Merck & Co., Inc.	58,240	3,701
Pfizer, Inc.	213,730	7,312
Roche Holding AG	4,980	1,272
Teva Pharmaceutical Industries, Ltd., ADR	16,340	524
Zimmer Biomet Holdings, Inc.	19,230	2,348

Total		31,173

Industrials (9.2%)
Boeing Co.	5,720	1,012
General Electric Co.	213,040	6,348
Honeywell International, Inc.	7,900	986
Ingersoll-Rand PLC	24,370	1,982
Textron, Inc.	45,370	2,159
Union Pacific Corp.	17,020	1,803
United Technologies Corp.	36,170	4,059

Total		18,349

Information Technology (10.1%)
Apple, Inc.	11,720	1,684
Applied Materials, Inc.	79,140	3,078
Cisco Systems, Inc.	40,830	1,380
Intel Corp.	57,350	2,069

Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Lam Research Corp.	14,090	1,809
Microsoft Corp.	7,720	508
Oracle Corp.	115,490	5,152
QUALCOMM, Inc.	30,430	1,745
TE Connectivity, Ltd.	34,510	2,573

Total		19,998

Materials (1.4%)
Dow Chemical Co.	31,600	2,008
WestRock Co.	15,420	802

Total		2,810

Real Estate (0.7%)
Boston Properties, Inc.	11,090	1,468

Total		1,468

Telecommunication Services (2.1%)
Verizon Communications, Inc.	87,220	4,252

Total		4,252

Utilities (3.3%)
Edison International	27,090	2,157
PG&E Corp.	22,170	1,471
PPL Corp.	33,630	1,257
Xcel Energy, Inc.	37,450	1,665

Total		6,550

Total Common Stocks
(Cost: $176,136)		195,624

Investment Companies (1.3%)

Investment Companies (1.3%)
iShares Russell 1000 Value Index Fund	21,890	2,516

Total		2,516

Total Investment Companies
(Cost: $2,496)		2,516

Total Investments (99.7%)
(Cost: $178,632)(a)		198,140

Other Assets, Less
Liabilities (0.3%)		610

Net Assets (100.0%)		198,750

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $178,632 and the net unrealized appreciation of investments based on that cost was $19,508 which is comprised of $21,917 aggregate gross unrealized appreciation and $2,409 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	3,754	2,827	6/17	$-	$(17)	$(17)
Sell	HSBC Bank USA NA	CHF	1,092	1,096	6/17	11	-	11
Sell	HSBC Bank USA NA	EUR	5,240	5,615	6/17	102	-	102
Sell	HSBC Bank USA NA	GBP	1,048	1,316	6/17	2	-	2

						$115	$(17)	$98

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$195,624	$-	$-
Investment Companies	2,516	-	-
Other Financial Instruments^
Forward Currency Contracts	-	115	-
Total Assets:	$198,140	$115	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(17)	-
Total Liabilities:	$-	$(17)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (3.4%)
Lowe’s Cos., Inc.	306,200	25,173

Total		25,173

Consumer Staples (11.9%)
Archer-Daniels-Midland Co.	501,500	23,089
CVS Health Corp.	284,000	22,294
The Kraft Heinz Co.	248,866	22,600
Mondelez International, Inc.	465,900	20,071

Total		88,054

Energy (12.7%)
Chevron Corp.	202,146	21,704
ConocoPhillips	444,600	22,172
Halliburton Co.	401,100	19,738
Marathon Oil Corp.	558,100	8,818
Occidental Petroleum Corp.	340,700	21,587

Total		94,019

Financials (12.6%)
The Allstate Corp.	283,400	23,094
The Bank of New York Mellon Corp.	504,400	23,823
BB&T Corp.	512,300	22,900

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Marsh & McLennan Cos., Inc.	319,900	23,637

Total		93,454

Health Care (21.2%)
Abbott Laboratories	516,400	22,933
Cardinal Health, Inc.	281,400	22,948
Express Scripts Holding Co. *	304,084	20,042
Johnson & Johnson	180,300	22,457
Merck & Co., Inc.	361,500	22,970
Pfizer, Inc.	650,200	22,243
Quest Diagnostics, Inc.	236,500	23,222

Total		156,815

Industrials (9.2%)
Northrop Grumman Corp.	96,900	23,047
Raytheon Co.	148,900	22,707
Waste Management, Inc.	304,600	22,211

Total		67,965

Information Technology (12.3%)
CA, Inc.	654,287	20,754
Cisco Systems, Inc.	689,200	23,295
Intel Corp.	613,400	22,125
Oracle Corp.	556,700	24,835

Total		91,009

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Materials (3.2%)
E.I. du Pont de Nemours & Co.	295,600	23,745

Total		23,745

Real Estate (2.9%)
Equity Residential	350,095	21,783

Total		21,783

Telecommunication Services (5.9%)
AT&T, Inc.	516,900	21,477
Verizon Communications, Inc.	446,700	21,777

Total		43,254

Utilities (3.2%)
Edison International	294,600	23,453

Total		23,453

Total Common Stocks
(Cost: $540,108)		728,724

Total Investments (98.5%)
(Cost: $540,108)(a)		728,724

Other Assets, Less
Liabilities (1.5%)		10,788

Net Assets (100.0%)		739,512

*	Non-Income Producing

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $540,108 and the net unrealized appreciation of investments based on that cost was $188,616 which is comprised of $207,092 aggregate gross unrealized appreciation and $18,476 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$728,724	$-	$-
Total Assets:	$728,724	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.3%)
Adient PLC	78,545	5,708
Carnival Corp.	87,600	5,160
Comcast Corp. - Class A	262,400	9,864
Ford Motor Co.	263,000	3,061
Kohl’s Corp.	121,800	4,849
Las Vegas Sands Corp.	138,800	7,921
Macy’s, Inc.	114,700	3,400
Mattel, Inc.	235,300	6,026
News Corp. - Class A	481,900	6,265
Time Warner, Inc.	10,500	1,026
Twenty-First Century Fox, Inc. - Class B	368,900	11,724
The Walt Disney Co.	39,900	4,524

Total		69,528

Consumer Staples (6.3%)
Archer-Daniels-Midland Co.	207,000	9,530
Avon Products, Inc.*	248,500	1,093
Coty, Inc. - Class A	203,297	3,686
Diageo PLC	164,630	4,710
The Hershey Co.	9,900	1,082
Kellogg Co.	51,300	3,725
PepsiCo, Inc.	83,200	9,307
Philip Morris International, Inc.	44,500	5,024
Tyson Foods, Inc. - Class A	81,800	5,048
Wal-Mart Stores, Inc.	99,700	7,186

Total		50,391

Energy (9.9%)
Apache Corp.	124,556	6,401
Canadian Natural Resources, Ltd.	109,300	3,584
Chevron Corp.	77,200	8,289
EQT Corp.	25,990	1,588
Exxon Mobil Corp.	230,100	18,870
Hess Corp.	145,400	7,010
Occidental Petroleum Corp.	154,000	9,757
Royal Dutch Shell PLC - Class A, ADR	170,400	8,985
Total SA, ADR	287,200	14,481

Total		78,965

Financials (26.7%)
American Express Co.	84,800	6,708
Ameriprise Financial, Inc.	85,600	11,101
Bank of America Corp.	156,323	3,688
The Bank of New York Mellon Corp.	143,300	6,768
Chubb, Ltd.	25,275	3,444
Citigroup, Inc.	182,400	10,911
Equity Residential	74,600	4,642
Fifth Third Bancorp	280,800	7,132
JPMorgan Chase & Co.	311,188	27,335
KeyCorp	334,400	5,946
Loews Corp.	245,100	11,463
Marsh & McLennan Cos., Inc.	122,600	9,059
MetLife, Inc.	240,000	12,677
Morgan Stanley	372,800	15,971

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Northern Trust Corp.	98,800	8,554
Och-Ziff Capital Management Group - Class A	176,800	400
PNC Financial Services Group, Inc.	60,200	7,238
Rayonier, Inc.	203,062	5,755
Royal Bank of Scotland Group PLC*	897,742	2,723
State Street Corp.	150,100	11,949
U.S. Bancorp	175,100	9,018
Wells Fargo & Co.	328,100	18,262
Weyerhaeuser Co.	175,435	5,961
Willis Towers Watson PLC	31,316	4,099
XL Group, Ltd.	61,600	2,455

Total		213,259

Health Care (10.3%)
Anthem, Inc.	75,049	12,411
Becton, Dickinson and Co.	35,700	6,549
Bristol-Myers Squibb Co.	131,300	7,140
Gilead Sciences, Inc.	88,000	5,977
GlaxoSmithKline PLC	203,867	4,239
Johnson & Johnson	123,000	15,320
Medtronic PLC	97,200	7,830
Merck & Co., Inc.	117,300	7,453
Pfizer, Inc.	433,026	14,814

Total		81,733

Industrials (9.1%)
The Boeing Co.	93,500	16,536
Cummins, Inc.	33,200	5,020
Emerson Electric Co.	126,100	7,548
Flowserve Corp.	81,921	3,967
General Electric Co.	434,400	12,945
Illinois Tool Works, Inc.	67,100	8,889
Johnson Controls International PLC	306,959	12,929
Pentair PLC	77,100	4,840
Southwest Airlines Co.	57,800	3,107
United Parcel Service, Inc. - Class B	80,900	8,681
United Technologies Corp.	9,500	1,066

Total		85,528

Information Technology (10.2%)
Analog Devices, Inc.	41,900	3,434
Apple, Inc.	24,800	3,563
Applied Materials, Inc.	240,600	9,359
CA, Inc.	42,800	1,358
Cisco Systems, Inc.	315,900	10,677
Harris Corp.	105,773	11,769
Microsoft Corp.	247,700	16,314
QUALCOMM, Inc.	207,200	11,881
TE Connectivity, Ltd.	37,800	2,818
Texas Instruments, Inc.	62,900	5,067
Western Digital Corp.	58,400	4,820

Total		81,060

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Materials (4.7%)
CF Industries Holdings, Inc.	197,500	5,797
E.I. du Pont de Nemours and Co.	164,400	13,206
International Paper Co.	143,500	7,287
Nucor Corp.	80,100	4,783
Vulcan Materials Co.	49,900	6,012

Total		37,085

Telecommunication Services (3.0%)
CenturyLink, Inc.	140,290	3,307
Telefonica SA	255,609	2,859
Verizon Communications, Inc.	315,808	15,396
Vodafone Group PLC	875,815	2,283

Total		23,845

Utilities (6.1%)
The AES Corp.	465,200	5,201
Edison International	98,600	7,850
Exelon Corp.	166,600	5,994
FirstEnergy Corp.	32,754	1,042
NiSource, Inc.	363,400	8,645
PG&E Corp.	164,000	10,883
The Southern Co.	55,900	2,783
Xcel Energy, Inc.	133,500	5,934

Total		48,332

Total Common Stocks
(Cost: $646,391)		769,726

Convertible Preferred Stocks (1.1%)

Energy (1.1%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,355
Great Plains Energy, 7.000%, 9/15/19	45,247	2,431
NextEra Energy, Inc., 6.123%, 9/1/19	105,113	5,361

Total Convertible Preferred Stocks
(Cost: $8,676)		9,147

Corporate Bonds (0.2%)

Technology (0.2%)
Western Digital Corp., 10.500%, 4/1/24 144A	1,150,000	1,356

Total Corporate Bonds
(Cost: $1,129)		1,356

Total Investments (97.9%)
(Cost: $656,196)(a)		780,229

Other Assets, Less
Liabilities (2.1%)		17,006

Net Assets (100.0%)		797,235

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $1,356 representing 0.2% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $656,196 and the net unrealized appreciation of investments based on that cost was $124,033 which is comprised of $147,801 aggregate gross unrealized appreciation and $23,768 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$769,726	$-	$-
Convertible Preferred Stocks	9,147	-	-
Common Stocks	769,726	-	-
Corporate Bonds	-	1,356	-
Total Assets:	$778,873	$1,356	$-

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (20.9%)
CarMax, Inc.*	164,779	9,758
Hanesbrands, Inc.	1,086,944	22,565
Newell Brands, Inc.	706,761	33,338
O’Reilly Automotive, Inc.*	100,039	26,994
Panera Bread Co. - Class A*	51,062	13,372
Ross Stores, Inc.	470,513	30,993
Six Flags Entertainment Corp.	476,468	28,345
Tractor Supply Co.	386,138	26,632
Vail Resorts, Inc.	109,144	20,945

Total		212,942

Consumer Staples (1.3%)
Tyson Foods, Inc. - Class A	219,374	13,538

Total		13,538

Energy (1.3%)
Concho Resources, Inc.*	106,213	13,631

Total		13,631

Financials (7.3%)
Affiliated Managers Group, Inc.	70,081	11,489
East West Bancorp, Inc.	311,690	16,086
Intercontinental Exchange, Inc.	212,922	12,748
Nasdaq, Inc.	201,506	13,994
Signature Bank*	132,804	19,707

Total		74,024

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Health Care (13.8%)
ABIOMED, Inc.*	76,433	9,569
Align Technology, Inc.*	116,139	13,322
BioMarin Pharmaceutical, Inc.*	201,784	17,713
Centene Corp.*	344,254	24,532
HealthSouth Corp.	268,013	11,474
MEDNAX, Inc.*	294,723	20,448
Mettler-Toledo International, Inc.*	23,448	11,229
Perrigo Co. PLC	115,147	7,645
Zoetis, Inc.	461,579	24,634

Total		140,566

Industrials (17.9%)
BWX Technologies, Inc.	433,296	20,625
Copart, Inc.*	558,858	34,610
The Dun & Bradstreet Corp.	104,287	11,257
Equifax, Inc.	213,895	29,248
Fortive Corp.	183,639	11,059
The Middleby Corp.*	93,165	12,712
Old Dominion Freight Line, Inc.	184,632	15,799
Verisk Analytics, Inc.*	365,292	29,640
Wabtec Corp.	217,389	16,956

Total		181,906

Information Technology (24.6%)
Akamai Technologies, Inc.*	200,037	11,942
Arista Networks, Inc.*	84,375	11,160
Booz Allen Hamilton Holding Corp.	603,527	21,359

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Check Point Software Technologies, Ltd.*	263,050	27,005
CoStar Group, Inc.*	147,074	30,476
CSRA, Inc.	863,599	25,295
Guidewire Software, Inc.*	340,476	19,179
MAXIMUS, Inc.	334,004	20,775
Red Hat, Inc.*	394,079	34,088
Vantiv, Inc. - Class A*	559,533	35,877
Veeva Systems, Inc. - Class A*	257,094	13,184

Total		250,340

Materials (6.7%)
Axalta Coating Systems, Ltd.*	470,513	15,150
Ball Corp.	418,895	31,107
Vulcan Materials Co.	186,617	22,484

Total		68,741

Telecommunication Services (2.2%)
SBA Communications Corp.*	187,609	22,583

Total		22,583

Total Common Stocks
(Cost: $888,125)		978,271

Total Investments (96.0%)
(Cost: $888,125)(a)		978,271

Other Assets, Less
Liabilities (4.0%)		40,429

Net Assets (100.0%)		1,018,700

*	Non-Income Producing

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $888,125 and the net unrealized appreciation of investments based on that cost was $90,146 which is comprised of $115,904 aggregate gross unrealized appreciation and $25,758 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$978,271	$-	$-
Total Assets:	$978,271	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.4%)
Aaron’s, Inc.	30,066	894
AMC Networks, Inc. - Class A*	26,576	1,559
American Eagle Outfitters, Inc.	80,767	1,133
Big Lots, Inc.	21,051	1,025
Brinker International, Inc.	23,091	1,015
Brunswick Corp.	42,293	2,588
Buffalo Wild Wings, Inc.*	8,215	1,255
Cabela’s, Inc.*	24,277	1,289
Cable One, Inc.	2,216	1,384
CalAtlantic Group, Inc.	34,070	1,276
Carter’s, Inc.	22,960	2,062
The Cheesecake Factory, Inc.	20,968	1,329
Chico’s FAS, Inc.	61,039	867
Churchill Downs, Inc.	5,822	925
Cinemark Holdings, Inc.	49,958	2,215
Cooper Tire & Rubber Co.	24,882	1,104
Cracker Barrel Old Country Store, Inc.	11,358	1,809
CST Brands, Inc.	35,757	1,720
Dana, Inc.	68,035	1,314
Deckers Outdoor Corp.*	15,087	901
DeVry Education Group, Inc.	27,034	958
Dick’s Sporting Goods, Inc.	41,542	2,021
Dillard’s, Inc. - Class A	11,939	624
Domino’s Pizza, Inc.	22,700	4,184
Dunkin’ Brands Group, Inc.	43,432	2,375
GameStop Corp. - Class A	48,127	1,085
Gentex Corp.	135,724	2,895
Graham Holdings Co.	2,198	1,318
Helen of Troy, Ltd.*	12,749	1,201
HSN, Inc.	15,091	560
International Speedway Corp. - Class A	11,962	442
J.C. Penney Co., Inc.*	145,646	897
Jack in the Box, Inc.	14,948	1,521
John Wiley & Sons, Inc. - Class A	21,233	1,142
Kate Spade & Co.*	60,606	1,408
KB Home	39,288	781
Live Nation Entertainment, Inc.*	62,469	1,897
Meredith Corp.	17,282	1,116
The Michaels Cos., Inc.*	49,968	1,119
Murphy USA, Inc.*	16,386	1,203
The New York Times Co. - Class A	57,583	829
NVR, Inc.*	1,627	3,428
Office Depot, Inc.	243,208	1,135
Panera Bread Co. - Class A*	10,082	2,640
Polaris Industries, Inc.	27,652	2,317
Papa John’s International, Inc.	12,502	1,001
Pool Corp.	19,443	2,320
Sally Beauty Co., Inc.*	67,822	1,386
Service Corp. International	88,922	2,746
Skechers U.S.A., Inc. - Class A*	63,195	1,735
Sotheby’s*	21,773	990
Tempur Sealy International, Inc.*	22,111	1,027
Texas Roadhouse, Inc.	30,406	1,354
Thor Industries, Inc.	22,607	2,173
Time, Inc.	46,861	907
Toll Brothers, Inc.*	69,843	2,522
TRI Pointe Group, Inc.*	74,839	938
Tupperware Brands Corp.	23,936	1,501
Urban Outfitters, Inc.*	41,732	992
The Wendy’s Co.	90,988	1,238
Williams-Sonoma, Inc.	38,180	2,047

Total		91,637

Consumer Staples (4.3%)
Avon Products, Inc.*	206,914	910
The Boston Beer Co., Inc. - Class A*	4,396	636
Casey’s General Stores, Inc.	18,509	2,078
Dean Foods Co.	42,876	843
Edgewell Personal Care Co.*	27,126	1,984
Energizer Holdings, Inc.	29,258	1,631
Flowers Foods, Inc.	86,847	1,686
The Hain Celestial Group, Inc.*	48,870	1,818
Ingredion, Inc.	33,915	4,084
Lamb Weston Holdings, Inc.	65,550	2,757
Lancaster Colony Corp.	9,201	1,185
Nu Skin Enterprises, Inc.	23,344	1,297
Post Holdings, Inc.*	30,366	2,658
Snyder’s-Lance, Inc.	40,495	1,632
Sprouts Farmers Market, Inc.*	60,603	1,401
Tootsie Roll Industries, Inc.	8,455	316
TreeHouse Foods, Inc.*	26,832	2,272
United Natural Foods, Inc.*	23,897	1,033
The WhiteWave Foods Co.*	83,724	4,701

Total		34,922

Energy (3.3%)
CONSOL Energy, Inc.*	83,462	1,400
Diamond Offshore Drilling, Inc.*	30,457	509
Dril-Quip, Inc.*	17,861	974
Energen Corp.*	45,855	2,496
Ensco PLC - Class A	143,164	1,281
Gulfport Energy Corp.*	75,034	1,290
HollyFrontier Corp.	83,787	2,374
Nabors Industries, Ltd.	134,802	1,762
Noble Corp. PLC	115,589	715
Oceaneering International, Inc.	46,331	1,255
Oil States International, Inc.*	24,269	804
Patterson-UTI Energy, Inc.	78,579	1,907
QEP Resources, Inc.*	113,193	1,439
Rowan Cos., PLC - Class A*	59,286	924
SM Energy Co.	46,253	1,111
Superior Energy Services, Inc.*	72,200	1,030
Western Refining, Inc.	37,486	1,315
World Fuel Services Corp.	33,037	1,198
WPX Energy, Inc.*	187,228	2,507

Total		26,291

Financials (15.8%)
Alleghany Corp.*	7,294	4,483
American Financial Group, Inc.	34,530	3,295
Aspen Insurance Holdings, Ltd.	28,266	1,471
Associated Banc-Corp.	71,715	1,750
BancorpSouth, Inc.	40,295	1,219
Bank of Hawaii Corp.	20,146	1,659
Bank of the Ozarks, Inc.	43,068	2,240
Brown & Brown, Inc.	54,228	2,262
Cathay General Bancorp	35,357	1,332
Chemical Financial Corp.	33,573	1,717
CNO Financial Group, Inc.	82,103	1,683
Commerce Bancshares, Inc.	41,284	2,319
Cullen/Frost Bankers, Inc.	26,805	2,385
East West Bancorp, Inc.	68,107	3,515
Eaton Vance Corp.	54,220	2,438
Everest Re Group, Ltd.	19,316	4,516
F.N.B. Corp.	151,389	2,251
FactSet Research Systems, Inc.	18,692	3,082
Federated Investors, Inc. - Class B	43,719	1,152
First American Financial Corp.	51,950	2,041
First Horizon National Corp.	110,393	2,042
Fulton Financial Corp.	82,246	1,468
Genworth Financial, Inc. - Class A*	235,462	970
Hancock Holding Co.	39,805	1,813
Hanover Insurance Group, Inc.	20,098	1,810
International Bancshares Corp.	27,434	971
Janus Capital Group, Inc.	67,912	896
Kemper Corp.	23,020	919
Legg Mason, Inc.	40,971	1,479
MarketAxess Holdings, Inc.	17,776	3,333
MB Financial, Inc.	33,620	1,440
Mercury General Corp.	17,239	1,051
MSCI, Inc.	42,775	4,157
New York Community Bancorp, Inc.	230,757	3,224
Old Republic International Corp.	115,466	2,365
PacWest Bancorp	56,628	3,016
Primerica, Inc.	21,590	1,775
PrivateBancorp, Inc.	37,806	2,245
Prosperity Bancshares, Inc.	32,822	2,288
Reinsurance Group of America, Inc.	30,393	3,859
RenaissanceRe Holdings, Ltd.	19,343	2,798
SEI Investments Co.	63,165	3,186
Signature Bank*	25,361	3,763

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
SLM Corp.*	202,714	2,453
Stifel Financial Corp.*	32,194	1,616
SVB Financial Group*	24,712	4,599
Synovus Financial Corp.	57,776	2,370
TCF Financial Corp.	80,694	1,373
Texas Capital Bancshares, Inc.*	23,500	1,961
Trustmark Corp.	31,977	1,017
UMB Financial Corp.	20,707	1,559
Umpqua Holdings Corp.	104,094	1,847
Valley National Bancorp	124,642	1,471
Waddell & Reed Financial, Inc. - Class A	39,812	677
Washington Federal, Inc.	42,173	1,396
Webster Financial Corp.	43,470	2,175
Wintrust Financial Corp.	24,440	1,689
WR Berkley Corp.	45,810	3,236

Total		127,117

Health Care (7.9%)
ABIOMED, Inc.*	19,129	2,395
Akorn, Inc.*	41,143	991
Align Technology, Inc.*	35,648	4,089
Allscripts Healthcare Solutions, Inc.*	85,277	1,081
Bio-Rad Laboratories, Inc. - Class A*	9,822	1,958
Bio-Techne Corp.	17,627	1,792
Bioverativ, Inc.*	50,998	2,777
Catalent, Inc.*	58,931	1,669
Charles River Laboratories International, Inc.*	22,380	2,013
Endo International PLC*	93,743	1,046
Globus Medical, Inc. - Class A*	33,980	1,007
Halyard Health, Inc.*	22,047	840
HealthSouth Corp.	42,069	1,801
Hill-Rom Holdings, Inc.	28,096	1,984
LifePoint Health, Inc.*	18,870	1,236
LivaNova PLC*	20,484	1,004
Masimo Corp.*	21,199	1,977
MEDNAX, Inc.*	44,310	3,074
Molina Healthcare, Inc.*	20,107	917
NuVasive, Inc.*	23,904	1,785
Owens & Minor, Inc.	28,835	998
PAREXEL International Corp.*	24,072	1,519
Prestige Brands Holdings, Inc.*	25,008	1,389
ResMed, Inc.	66,921	4,816
STERIS PLC	40,124	2,787
Teleflex, Inc.	21,214	4,110
Tenet Heathcare Corp.*	37,723	668
United Therapeutics Corp.*	21,241	2,876
VCA, Inc.*	38,377	3,512
WellCare Health Plans, Inc.*	20,929	2,934
West Pharmaceutical Services, Inc.	34,609	2,824

Total		63,869

Industrials (14.5%)
A.O. Smith Corp.	69,575	3,559
AECOM*	73,374	2,611
AGCO Corp.	31,528	1,897
Avis Budget Group, Inc.*	40,624	1,202
B/E Aerospace, Inc.	47,935	3,073
Carlisle Cos., Inc.	30,502	3,246
CEB, Inc.	15,247	1,198
Clean Harbors, Inc.*	24,623	1,370
Copart, Inc.*	48,288	2,990
Crane Co.	23,751	1,777
Curtiss-Wright Corp.	21,036	1,920
Deluxe Corp.	22,917	1,654
Donaldson Co., Inc.	62,386	2,840
Dycom Industries, Inc.*	14,844	1,380
EMCOR Group, Inc.	28,184	1,774
EnerSys	20,517	1,620
Esterline Technologies Corp.*	14,025	1,207
FTI Consulting, Inc.*	19,462	801
GATX Corp.	18,613	1,135
Genesee & Wyoming, Inc. - Class A*	28,959	1,965
Graco, Inc.	26,457	2,491
Granite Construction, Inc.	18,719	940
Herman Miller, Inc.	28,301	893
HNI Corp.	20,778	958
Hubbell, Inc.	24,360	2,924
Huntington Ingalls Industries, Inc.	21,746	4,354
IDEX Corp.	36,021	3,368
ITT, Inc.	41,667	1,709
JetBlue Airways Corp.*	159,221	3,282
Joy Global, Inc.	47,062	1,329
KBR, Inc.	67,497	1,014
Kennametal, Inc.	37,885	1,486
Kirby Corp.*	25,442	1,795
KLX, Inc.*	24,806	1,109
Landstar System, Inc.	19,735	1,690
Lennox International, Inc.	18,275	3,057
Lincoln Electric Holdings, Inc.	29,176	2,534
ManpowerGroup, Inc.	31,955	3,278
MSA Safety, Inc.	14,805	1,047
MSC Industrial Direct Co., Inc. - Class A	21,187	2,177
Nordson Corp.	25,282	3,106
NOW, Inc.*	50,773	861
Old Dominion Freight Line, Inc.	32,725	2,800
Orbital ATK, Inc.	27,186	2,664
Oshkosh Corp.	35,247	2,418
Pitney Bowes, Inc.	88,057	1,154
Regal Beloit Corp.	21,159	1,601
Rollins, Inc.	45,321	1,683
Teledyne Technologies, Inc.*	16,637	2,104
Terex Corp.	50,029	1,571
The Timken Co.	32,979	1,491
The Toro Co.	51,118	3,193
Trinity Industries, Inc.	71,896	1,909
Valmont Industries, Inc.	10,639	1,654
Wabtec Corp.	40,726	3,177
Watsco, Inc.	14,343	2,054
Werner Enterprises, Inc.	21,145	554
Woodward, Inc.	26,123	1,774

Total		116,422

Information Technology (17.5%)
3D Systems Corp.*	50,787	760
ACI Worldwide, Inc.*	55,409	1,185
Acxiom Corp.*	36,879	1,050
ANSYS, Inc.*	40,331	4,310
ARRIS International PLC*	89,866	2,377
Arrow Electronics, Inc.*	42,012	3,084
Avnet, Inc.	60,892	2,786
Belden, Inc.	19,928	1,379
Broadridge Financial Solutions, Inc.	55,875	3,797
Brocade Communications Systems, Inc.	192,604	2,404
Cadence Design Systems, Inc.*	131,694	4,135
CDK Global, Inc.	68,503	4,453
Ciena Corp.*	66,726	1,575
Cirrus Logic, Inc.*	30,344	1,842
Cognex Corp.	40,653	3,413
Coherent, Inc.*	11,600	2,385
CommVault Systems, Inc.*	19,806	1,006
Computer Sciences Corp.	66,713	4,604
Convergys Corp.	44,625	944
CoreLogic, Inc.*	39,857	1,623
Cree, Inc.*	46,016	1,230
Cypress Semiconductor Corp.	154,902	2,131
Diebold Nixdorf, Inc.	35,640	1,094
DST Systems, Inc.	14,903	1,826
Fair Isaac Corp.	14,673	1,892
First Solar, Inc.*	36,864	999
Fortinet, Inc.*	70,400	2,700
Gartner, Inc.*	39,046	4,217
Integrated Device Technology, Inc.*	63,030	1,492
InterDigital, Inc.	16,207	1,399
IPG Photonics Corp.*	17,698	2,136
j2 Global, Inc.	22,754	1,909
Jabil Circuit, Inc.	86,089	2,490
Jack Henry & Associates, Inc.	36,673	3,414
Keysight Technologies, Inc.*	86,421	3,123
Knowles Corp.*	41,899	794
Leidos Holdings, Inc.	67,477	3,451
Littelfuse, Inc.	10,692	1,710
LogMeIn, Inc.	24,836	2,422
Manhattan Associates, Inc.*	33,257	1,731
MAXIMUS, Inc.	30,619	1,904
Microsemi Corp.*	54,472	2,807
Monolithic Power Systems, Inc.	17,894	1,648
National Instruments Corp.	50,177	1,634
NCR Corp.*	58,863	2,689
NetScout Systems, Inc.*	43,361	1,646
NeuStar, Inc. - Class A*	26,054	864
Plantronics, Inc.	15,676	848
PTC, Inc.*	54,668	2,873

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Science Applications International Corp.	20,730	1,542
Silicon Laboratories, Inc.*	19,790	1,456
Synaptics, Inc.*	16,704	827
SYNNEX Corp.	13,768	1,541
Take-Two Interactive Software, Inc.*	47,908	2,839
Tech Data Corp.*	16,339	1,534
Teradyne, Inc.	94,626	2,943
Trimble, Inc.*	119,183	3,815
Tyler Technologies, Inc.*	15,832	2,447
The Ultimate Software Group, Inc.*	14,014	2,736
VeriFone Systems, Inc.*	52,710	987
Versum Materials, Inc.*	51,340	1,571
ViaSat, Inc.*	25,029	1,597
Vishay Intertechnology, Inc.	63,278	1,041
WebMD Health Corp.*	17,825	939
WEX, Inc.*	18,170	1,881
Zebra Technologies Corp. - Class A*	24,980	2,279

Total		140,160

Materials (7.8%)
Allegheny Technologies, Inc.	51,383	923
AptarGroup, Inc.	29,446	2,267
Ashland Global Holdings, Inc.	29,392	3,639
Bemis Co., Inc.	43,675	2,134
Cabot Corp.	29,380	1,760
Carpenter Technology Corp.	22,072	823
The Chemours Co.	86,524	3,331
Commercial Metals Co.	54,595	1,044
Compass Minerals International, Inc.	15,966	1,083
Domtar Corp.	29,568	1,080
Eagle Materials, Inc.	22,870	2,222
Greif, Inc. - Class A	12,196	672
Louisiana-Pacific Corp.*	68,177	1,692
Minerals Technologies, Inc.	16,552	1,268
NewMarket Corp.	4,368	1,980
Olin Corp.	78,137	2,568
Owens-Illinois, Inc.*	76,624	1,562
Packaging Corp. of America	44,504	4,077
PolyOne Corp.	38,817	1,323
Reliance Steel & Aluminum Co.	34,419	2,754
Royal Gold, Inc.	30,864	2,162
RPM International, Inc.	63,103	3,473
The Scotts Miracle-Gro Co. - Class A	20,920	1,954
Sensient Technologies Corp.	20,956	1,661
Silgan Holdings, Inc.	17,685	1,050
Sonoco Products Co.	46,885	2,481
Steel Dynamics, Inc.	114,489	3,980
United States Steel Corp.	82,337	2,784
The Valspar Corp.	34,532	3,831
Worthington Industries, Inc.	20,756	936

Total		62,514

Real Estate (9.5%)
Alexander & Baldwin, Inc.	21,796	970
American Campus Communities, Inc.	62,968	2,997
Camden Property Trust	41,348	3,327
Care Capital Properties, Inc.	39,708	1,067
CoreCivic, Inc.	55,588	1,747
Corporate Office Properties Trust	46,614	1,543
Cousins Properties, Inc.	197,642	1,635
CyrusOne, Inc.	35,106	1,807
DCT Industrial Trust, Inc.	43,413	2,089
Douglas Emmett, Inc.	68,708	2,638
Duke Realty Corp.	167,971	4,413
Education Realty Trust, Inc.	34,560	1,412
EPR Properties	30,285	2,230
First Industrial Realty Trust, Inc.	55,402	1,475
The GEO Group, Inc.	38,529	1,787
Healthcare Realty Trust, Inc.	55,008	1,788
Highwoods Properties, Inc.	48,029	2,360
Hospitality Properties Trust	77,602	2,447
Jones Lang LaSalle, Inc.	21,376	2,382
Kilroy Realty Corp.	46,190	3,329
Lamar Advertising Co. - Class A	39,127	2,924
LaSalle Hotel Properties	53,411	1,546
Liberty Property Trust	69,441	2,677
Life Storage, Inc.	21,961	1,804
Mack-Cali Realty Corp.	42,444	1,144
Medical Properties Trust, Inc.	151,614	1,954
National Retail Properties, Inc.	69,556	3,034
Omega Healthcare Investors, Inc.	92,944	3,066
Potlatch Corp.	19,155	875
Quality Care Properties, Inc.*	44,215	834
Rayonier, Inc.	58,085	1,646
Senior Housing Properties Trust	112,219	2,272
Tanger Factory Outlet Centers, Inc.	45,474	1,490
Taubman Centers, Inc.	28,588	1,887
Uniti Group, Inc.	66,236	1,712
Urban Edge Properties	43,353	1,140
Washington Prime Group, Inc.	87,557	761
Weingarten Realty Investors	55,664	1,859

Total		76,068

Telecommunication Services (0.3%)
Frontier Communications Corp.	554,179	1,186
Telephone and Data Systems, Inc.	44,252	1,173

Total		2,359

Utilities (5.4%)
Aqua America, Inc.	83,828	2,695
Atmos Energy Corp.	49,686	3,925
Black Hills Corp.	25,219	1,676
Great Plains Energy, Inc.	101,751	2,973
Hawaiian Electric Industries, Inc.	51,373	1,711
IDACORP, Inc.	23,808	1,975
MDU Resources Group, Inc.	92,264	2,525
National Fuel Gas Co.	40,312	2,404
New Jersey Resources Corp.	40,775	1,615
NorthWestern Corp.	22,843	1,341
OGE Energy Corp.	94,343	3,300
ONE Gas, Inc.	24,679	1,668
PNM Resources, Inc.	37,630	1,392
Southwest Gas Holdings, Inc.	22,462	1,862
UGI Corp.	81,695	4,036
Vectren Corp.	39,174	2,296
Westar Energy, Inc.	67,104	3,642
WGL Holdings, Inc.	24,197	1,997

Total		43,033

Total Common Stocks
(Cost: $567,386)		784,392

Short-Term Investments (2.0%)

Commercial Paper (0.7%)
Apple, Inc., 0.75%, 5/4/17 144A (r)	500,000	500
Bank of America NA, 1.22%, 7/6/17 144A	1,500,000	1,500
Roche Holdings, Inc., 0.67%, 4/5/17 144A (r)	1,500,000	1,500
Societe Generale NA, 1.06%, 6/27/17 144A (r)	1,500,000	1,496
The Walt Disney Co., 0.71%, 4/21/17 144A (b,r)	500,000	500

Total		5,496

US Government & Agencies (1.3%)
Federal Home Loan Bank, 0.48%, 4/3/17 (r)	7,600,000	7,600
Federal Home Loan Bank, 0.50%, 4/7/17 (r)	1,500,000	1,500
Federal Home Loan Bank, 0.54%, 5/24/17 (r)	1,500,000	1,498

Total		10,598

Total Short-Term Investments
(Cost: $16,094)		16,094

Total Investments (99.7%)
(Cost: $583,480) (a)		800,486

Other Assets, Less
Liabilities (0.3%)		2,166

Net Assets (100.0%)		802,652

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $5,496 representing 0.7% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $583,480 and the net unrealized appreciation of investments based on that cost was $217,006 which is comprised of $248,587 aggregate gross unrealized appreciation and $31,581 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2017, $17,427)	102	6/17	$99

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$784,392	$-	$-
Short-Term Investments	-	16,094	-
Other Financial Instruments^
Futures	99	-	-
Total Assets:	$784,491	$16,094	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.4%)
Advance Auto Parts, Inc.	38,934	5,772
Carnival Corp.	70,406	4,148
CST Brands, Inc.	76,542	3,681
Delphi Automotive PLC	66,699	5,369
Honda Motor Co., Ltd., ADR	163,343	4,943
L Brands, Inc.	22,265	1,049
Mattel, Inc.	117,151	3,000
PulteGroup, Inc.	200,326	4,718
Ralph Lauren Corp.	28,477	2,324
Target Corp.	76,996	4,249

Total		39,253

Consumer Staples (6.6%)
Conagra Brands, Inc.	197,433	7,964
General Mills, Inc.	62,956	3,715
The J.M. Smucker Co.	21,021	2,755
Kellogg Co.	62,802	4,560
Lamb Weston Holdings, Inc.	40,131	1,688
Mead Johnson Nutrition Co.	42,354	3,773
Mondelez International, Inc.	151,202	6,514
Sysco Corp.	79,408	4,123

Total		35,092

Energy (13.0%)
Anadarko Petroleum Corp.	104,252	6,464
Baker Hughes, Inc.	134,017	8,017
Cimarex Energy Co.	14,791	1,767
Devon Energy Corp.	120,395	5,023
EQT Corp.	158,075	9,658
Frank’s International NV	47,601	503
Halliburton Co.	38,877	1,913
Helmerich & Payne, Inc.	29,134	1,940
Imperial Oil, Ltd.	292,171	8,902
Marathon Petroleum Corp.	78,628	3,974
National Oilwell Varco, Inc.	146,918	5,890
Noble Energy, Inc.	212,450	7,296
Occidental Petroleum Corp.	102,027	6,464
Spectra Energy Partners LP	27,513	1,201

Total		69,012

Financials (23.5%)
Aflac, Inc.	36,832	2,667
The Allstate Corp.	28,118	2,291
American Tower Corp.	34,599	4,205
Ameriprise Financial, Inc.	47,505	6,160
Bank of Hawaii Corp.	32,961	2,715
BB&T Corp.	151,298	6,763
Brown & Brown, Inc.	90,050	3,757
Capitol Federal Financial, Inc.	322,053	4,712
Chubb, Ltd.	52,158	7,107
Comerica, Inc.	42,334	2,903
Commerce Bancshares, Inc.	93,011	5,224

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Empire State Realty Trust, Inc.	101,575	2,097
Invesco, Ltd.	249,359	7,638
M&T Bank Corp.	36,956	5,718
MetLife, Inc.	46,616	2,462
MGM Growth Properties LLC - Class A	105,902	2,865
Northern Trust Corp.	179,779	15,565
Piedmont Office Realty Trust, Inc. - Class A	205,034	4,384
PNC Financial Services Group, Inc.	43,767	5,263
ProAssurance Corp.	41,364	2,492
Reinsurance Group of America, Inc.	37,262	4,732
State Street Corp.	45,477	3,620
SunTrust Banks, Inc.	37,299	2,063
T. Rowe Price Group, Inc.	60,175	4,101
Torchmark Corp.	23,369	1,800
UMB Financial Corp.	28,322	2,133
Unum Group	114,810	5,383
Westamerica Bancorporation	77,958	4,352

Total		125,172

Health Care (9.4%)
Abbott Laboratories	74,964	3,329
Baxter International, Inc.	78,717	4,082
Cardinal Health, Inc.	56,652	4,620
Express Scripts Holding Co.*	47,731	3,146
HCA Holdings, Inc.*	39,984	3,558
LifePoint Health, Inc.*	117,616	7,704
McKesson Corp.	24,763	3,672
Quest Diagnostics, Inc.	46,441	4,560
STERIS PLC	60,440	4,198
Zimmer Biomet Holdings, Inc.	89,021	10,870

Total		49,739

Industrials (13.1%)
Cummins, Inc.	30,025	4,540
Emerson Electric Co.	67,098	4,017
Heartland Express, Inc.	280,706	5,628
Hubbell, Inc.	54,248	6,512
Ingersoll-Rand PLC	84,878	6,902
ITT, Inc.	19,098	783
Johnson Controls International PLC	384,891	16,212
Parker Hannifin Corp.	19,959	3,200
Republic Services, Inc.	102,865	6,461
Rockwell Automation, Inc.	17,467	2,720
Royal Philips Electronics NV	190,445	6,121
Textron, Inc.	135,777	6,462

Total		69,558

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology (8.4%)
Applied Materials, Inc.	249,902	9,721
Keysight Technologies, Inc.*	181,825	6,571
Lam Research Corp.	48,117	6,176
Maxim Integrated Products, Inc.	153,252	6,890
NetApp, Inc.	95,312	3,989
TE Connectivity, Ltd.	69,197	5,159
Teradyne, Inc.	205,252	6,384

Total		44,890

Materials (2.6%)
Bemis Co., Inc.	86,032	4,203
Sonoco Products Co.	77,989	4,127
WestRock Co.	103,878	5,405

Total		13,735

Real Estate (1.9%)
Weyerhaeuser Co.	297,843	10,121

Total		10,121

Telecommunication Services (0.9%)
Level 3 Communications, Inc.*	83,798	4,795

Total		4,795

Utilities (8.3%)
Ameren Corp.	68,489	3,739
Atmos Energy Corp.	40,545	3,203
Consolidated Edison, Inc.	44,073	3,423
Edison International	95,517	7,604
Eversource Energy	38,892	2,286
NorthWestern Corp.	56,124	3,294
PG&E Corp.	117,401	7,791
Spire, Inc.	59,062	3,987
Westar Energy, Inc.	28,956	1,571
Xcel Energy, Inc.	163,433	7,264

Total		44,162

Total Common Stocks
(Cost: $431,805)		505,529

Investment Companies (2.2%)

Investment Companies (2.2%)
iShares Russell Midcap Value Index Fund	139,901	11,610

Total Investment Companies
(Cost: $10,717)		11,610

Total Investments (97.3%)
(Cost: $442,522)(a)		517,139

Other Assets, Less
Liabilities (2.7%)		14,428

Net Assets (100.0%)		531,567

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $442,522 and the net unrealized appreciation of investments based on that cost was $74,617 which is comprised of $83,352 aggregate gross unrealized appreciation and $8,735 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	10,234	7,706	6/17	$-	$(46)	$(46)
Sell	HSBC Bank USA NA	EUR	4,931	5,283	6/17	96	-	96
Sell	HSBC Bank USA NA	JPY	325,288	2,933	6/17	27	-	27

						$123	$(46)	$77

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$505,529	$-	$-
Investment Companies	11,610	-	-
Other Financial Instruments^
Forward Currency Contracts	-	123	-
Total Assets:	$517,139	$123	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$-	$(46)	$-
Total Liabilities:	$-	$(46)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.6%)
Bloomin’ Brands, Inc.	231,233	4,562
Burlington Stores, Inc.*	29,322	2,853
Carter’s, Inc.	50,349	4,521
Core-Mark Holding Co., Inc.	108,688	3,390
Dunkin’ Brands Group, Inc.	86,572	4,734
Five Below, Inc.*	93,904	4,067
Kate Spade & Co.*	157,222	3,652
La Quinta Holdings, Inc.*	261,574	3,536
Marriott Vacations Worldwide Corp.	58,685	5,864
The Michaels Cos., Inc.*	127,675	2,859
Monro Muffler Brake, Inc.	75,112	3,913
Oxford Industries, Inc.	51,307	2,938
Papa John’s International, Inc.	36,063	2,886
Steven Madden, Ltd.*	143,266	5,523
Tenneco, Inc.	102,796	6,417
TopBuild Corp.*	122,040	5,736
Visteon Corp.*	33,320	3,264
Wayfair, Inc.*	96,957	3,926
Wingstop, Inc.	141,401	3,999
Wolverine World Wide, Inc.	178,385	4,454

Total		83,094

Consumer Staples (3.1%)
Casey’s General Stores, Inc.	36,967	4,150
Hostess Brands, Inc.*	133,924	2,125
Post Holdings, Inc.*	29,596	2,590
PriceSmart, Inc.	52,063	4,800
TreeHouse Foods, Inc.*	47,600	4,030

Total		17,695

Energy (2.1%)
PDC Energy, Inc.*	46,197	2,880
ProPetro Holding Corp.*	160,700	2,071
Resolute Energy Corp.*	62,100	2,509
RSP Permian, Inc.*	57,435	2,380
WildHorse Resource Development Corp.*	159,100	1,979

Total		11,819

Financials (8.3%)
AMERISAFE, Inc.	71,292	4,627
Evercore Partners, Inc.	84,543	6,586
FCB Financial Holdings, Inc. - Class A*	57,967	2,872
Financial Engines, Inc.	89,755	3,909
First Hawaiian, Inc.	68,317	2,044
First Merchants Corp.	117,448	4,618
Great Western Bancorp, Inc.	71,793	3,045
IBERIABANK Corp.	54,617	4,320
James River Group Holdings, Ltd.	85,536	3,666
MGIC Investment Corp.*	277,390	2,810
OneMain Holdings, Inc.*	55,500	1,379
Sandy Spring Bancorp, Inc.	67,970	2,786
Sterling Bancorp	177,740	4,213

Total		46,875

Health Care (20.0%)
Acadia Healthcare Co., Inc.*	100,318	4,374
Aerie Pharmaceuticals, Inc.*	86,154	3,907
Agios Pharmaceuticals, Inc.*	27,997	1,635
Aimmune Therapeutics, Inc.*	37,410	813
Alder Biopharmaceuticals, Inc.*	110,860	2,306
Amicus Therapeutics, Inc.*	297,419	2,120
Anika Therapeutics, Inc.*	80,603	3,501
Aratana Therapeutics, Inc.*	193,000	1,023
Atrion Corp.	8,666	4,057
Bluebird Bio, Inc.*	38,621	3,511
Blueprint Medicines Corp.*	55,252	2,209
Calithera Biosciences, Inc.*	61,700	713
Cardiovascular Systems, Inc.*	118,010	3,337
Catalent, Inc.*	153,275	4,341
Coherus Biosciences, Inc.*	94,374	1,996
Five Prime Therapeutics, Inc.*	69,976	2,530

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Flexion Therapeutics, Inc.*	103,150	2,776
Globus Medical, Inc. - Class A*	171,123	5,069
GlycoMimetics, Inc.*	101,985	554
ICU Medical, Inc.*	33,493	5,114
INC Research Holdings, Inc. - Class A*	77,595	3,558
Integra LifeSciences Holdings Corp.*	83,964	3,537
Intersect ENT, Inc.*	145,229	2,491
Ionis Pharmaceuticals, Inc.*	66,428	2,670
Ironwood Pharmaceuticals, Inc.*	25,900	442
Jounce Therapeutics, Inc.*	15,823	348
Loxo Oncology, Inc.*	51,711	2,176
The Medicines Co.*	89,770	4,390
Natus Medical, Inc.*	132,860	5,215
Neurocrine Biosciences, Inc.*	59,737	2,586
NuVasive, Inc.*	45,713	3,414
Omnicell, Inc.*	113,871	4,629
Orthofix International NV*	83,000	3,166
Otonomy, Inc.*	134,049	1,642
Portola Pharmaceuticals, Inc.*	90,800	3,558
Tesaro, Inc.*	24,270	3,734
Trevena, Inc.*	15,304	56
U.S. Physical Therapy, Inc.	42,966	2,806
Ultragenyx Pharmaceutical, Inc.*	54,438	3,690
WellCare Health Plans, Inc.*	23,698	3,323

Total		113,317

Industrials (15.9%)
AAON, Inc.	130,483	4,613
Altra Industrial Motion Corp.	117,340	4,570
American Woodmark Corp.*	48,652	4,466
Armstrong World Industries, Inc.*	76,733	3,534
Astronics Corp.	89,573	2,842
AZZ, Inc.	69,113	4,112
Celadon Group, Inc.	120,975	792
Deluxe Corp.	62,590	4,517
Esterline Technologies Corp.*	40,558	3,490
Exponent, Inc.	75,924	4,521
Generac Holdings, Inc.*	109,919	4,098
Genesee & Wyoming, Inc. - Class A*	48,942	3,321
GP Strategies Corp.*	45,312	1,146
HEICO Corp. - Class A	48,248	3,619
Huron Consulting Group, Inc.*	58,580	2,466
ITT, Inc.	67,600	2,773
Knight Transportation, Inc.	161,125	5,051
Lennox International, Inc.	11,128	1,862
Marten Transport, Ltd.	91,980	2,157
Milacron Holdings Corp.*	62,246	1,158
On Assignment, Inc.*	105,025	5,097
Rexnord Corp.*	122,591	2,830
SiteOne Landscape Supply, Inc.*	72,822	3,525
Teledyne Technologies, Inc.*	39,600	5,008
The Toro Co.	41,278	2,578
WageWorks, Inc.*	58,900	4,259
Welbilt, Inc.*	104,866	2,059

Total		90,464

Information Technology (25.3%)
Acacia Communications, Inc.*	12,251	718
Aspen Technology, Inc.*	63,418	3,737
Blackbaud, Inc.	61,662	4,728
Blackhawk Network Holdings, Inc.*	134,415	5,457
Bottomline Technologies, Inc.*	56,536	1,337
BroadSoft, Inc.*	64,625	2,598
CACI International, Inc. - Class A*	30,640	3,594

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Cardtronics PLC*	136,153	6,365
Cass Information Systems, Inc.	43,229	2,857
Ciena Corp.*	146,494	3,459
Cirrus Logic, Inc.*	64,880	3,938
Envestnet, Inc.*	92,180	2,977
EPAM Systems, Inc.*	52,736	3,983
ePlus, Inc.*	32,710	4,417
Exlservice Holdings, Inc.*	87,916	4,164
Fair Isaac Corp.	40,209	5,185
Five9, Inc.*	182,669	3,007
GrubHub, Inc.*	122,310	4,023
Guidewire Software, Inc.*	69,768	3,930
HubSpot, Inc.*	71,052	4,302
Integrated Device Technology, Inc.*	225,711	5,343
Itron, Inc.*	72,881	4,424
j2 Global, Inc.	61,741	5,181
LogMeIn, Inc.	53,308	5,197
MACOM Technology Solutions Holdings, Inc.*	77,861	3,761
MAXIMUS, Inc.	71,132	4,424
MaxLinear, Inc. - Class A*	156,326	4,385
MKS Instruments, Inc.	95,048	6,535
NetScout Systems, Inc.*	68,641	2,605
Pegasystems, Inc.	91,796	4,025
PTC, Inc.*	65,152	3,424
Q2 Holdings, Inc.*	44,105	1,537
Rogers Corp.*	48,402	4,156
Take-Two Interactive Software, Inc.*	76,113	4,511
Tyler Technologies, Inc.*	16,139	2,494
WEX, Inc.*	37,749	3,907
Zendesk, Inc.*	102,027	2,861

Total		143,546

Materials (4.0%)
Boise Cascade Co.*	140,438	3,750
Graphic Packaging Holding Co.	345,060	4,441
JELD-WEN Holding, Inc.*	33,500	1,101
Louisiana-Pacific Corp.*	125,279	3,109
Omnova Solutions, Inc.*	300,217	2,972
PolyOne Corp.	146,734	5,002
Summit Materials, Inc. - Class A*	85,511	2,113

Total		22,488

Real Estate (3.1%)
CoreSite Realty Corp.	73,110	6,583
HFF, Inc. - Class A	129,593	3,586
LaSalle Hotel Properties	123,068	3,563
Sunstone Hotel Investors, Inc.	242,184	3,713

Total		17,445

Telecommunication Services (0.7%)
ORBCOMM, Inc.*	215,741	2,060
Vonage Holdings Corp.*	292,300	1,848

Total		3,908

Total Common Stocks
(Cost: $448,018)		550,651

Investment Companies (1.9%)

Investment Companies (1.9%)
iShares Russell 2000 Growth Index Fund	66,328	10,722

Total Investment Companies
(Cost: $9,951)		10,722

Total Investments (99.0%)
(Cost: $457,969)(a)		561,373

Other Assets, Less
Liabilities (1.0%)		5,702

Net Assets (100.0%)		567,075

*	Non-Income Producing

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $457,969 and the net unrealized appreciation of investments based on that cost was $103,404 which is comprised of $125,869 aggregate gross unrealized appreciation and $22,465 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$550,651	$-	$-
Investment Companies	10,722	-	-
Total Assets:	$561,373	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.5%)
Abercrombie & Fitch Co. - Class A	15,825	189
American Axle & Manufacturing Holdings, Inc.*	17,883	336
American Public Education, Inc.*	3,789	87
Asbury Automotive Group, Inc.*	4,401	264
Ascena Retail Group, Inc.*	39,622	169
Barnes & Noble Education, Inc.*	9,015	86
Barnes & Noble, Inc.	12,917	119
Belmond, Ltd.*	19,759	239
Big 5 Sporting Goods Corp.	4,172	63
Biglari Holdings, Inc.*	237	102
BJ’s Restaurants, Inc.*	4,242	171
Bob Evans Farms, Inc.	4,622	300
Boyd Gaming Corp.*	19,298	425
The Buckle, Inc.	6,594	123
Caleres, Inc.	10,042	265
Callaway Golf Co.	22,117	245
Capella Education Co.	2,700	230
Career Education Corp.*	15,064	131
The Cato Corp. - Class A	5,867	129
Cavco Industries, Inc.*	1,977	230
The Children’s Place, Inc.	4,218	506
Chuy’s Holdings, Inc.*	3,934	117
Cooper-Standard Holding, Inc.*	4,139	459
Core-Mark Holding Co., Inc.	10,830	338
Crocs, Inc.*	17,231	122
Dave & Buster’s Entertainment, Inc.*	8,755	535
DineEquity, Inc.	3,922	213
Dorman Products, Inc.*	7,109	584
DSW, Inc. - Class A	15,772	326
The E.W. Scripps Co. - Class A*	13,099	307
El Pollo Loco Holdings, Inc.*	5,031	60
Ethan Allen Interiors, Inc.	5,957	183
Express, Inc.*	18,335	167
Fiesta Restaurant Group, Inc.*	6,295	152
The Finish Line, Inc. - Class A	9,484	135
Five Below, Inc.*	12,834	556
Fossil Group, Inc.*	9,820	171
Fox Factory Holding Corp.*	8,030	230
Francesca’s Holdings Corp.*	8,835	136
Fred’s, Inc. - Class A	8,225	108
FTD Companies, Inc.*	4,010	81
Gannett Co., Inc.	26,560	223
Genesco, Inc.*	4,647	258
Gentherm, Inc.*	8,554	336
G-III Apparel Group, Ltd.*	10,236	224
Group 1 Automotive, Inc.	4,650	344
Guess?, Inc.	14,400	161
Haverty Furniture Cos., Inc.	4,514	110
Hibbett Sports, Inc.*	5,135	151
Iconix Brand Group, Inc.*	13,125	99
ILG, Inc.	24,747	519
Installed Building Products, Inc.*	4,680	247
iRobot Corp.*	6,371	421
Kirkland’s, Inc.*	3,421	42
La-Z-Boy, Inc.	11,415	308
LCI Industries	5,789	578
LGI Homes, Inc.*	3,981	135
Lithia Motors, Inc. - Class A	5,591	479
Lumber Liquidators Holdings, Inc.*	6,606	139
M.D.C. Holdings, Inc.	9,655	290
M/I Homes, Inc.*	5,790	142
The Marcus Corp.	4,427	142
MarineMax, Inc.*	5,676	123
Marriott Vacations Worldwide Corp.	5,703	570
Meritage Homes Corp.*	8,818	324
Monarch Casino & Resort, Inc.*	2,573	76
Monro Muffler Brake, Inc.	7,615	397
Motorcar Parts of America, Inc.*	4,371	134
Movado Group, Inc.	3,580	89
Nautilus, Inc.*	7,179	131
New Media Investment Group, Inc.	12,504	178
Nutrisystem, Inc.	6,987	388
Ollie’s Bargain Outlet Holdings, Inc.*	11,196	375
Oxford Industries, Inc.	3,490	200
Penn National Gaming, Inc.*	19,445	358
Perry Ellis International, Inc.*	2,827	61
PetMed Express, Inc.	4,800	97
Red Robin Gourmet Burgers, Inc.*	3,007	176
Regis Corp.*	8,226	96
Rent-A-Center, Inc.	12,439	110
RH*	8,948	414
Ruby Tuesday, Inc.*	14,165	40
Ruth’s Hospitality Group, Inc.	6,935	139
Scholastic Corp.	6,295	268
Scientific Games Corp. - Class A*	11,953	283
Select Comfort Corp.*	10,043	249
Shake Shack, Inc. - Class A*	4,196	140
Shoe Carnival, Inc.	3,102	76
Shutterfly, Inc.*	7,869	380
Sonic Automotive, Inc. - Class A	6,146	123
Sonic Corp.	10,274	261
Standard Motor Products, Inc.	4,699	231
Stein Mart, Inc.	7,238	22
Steven Madden, Ltd.*	12,602	486
Strayer Education, Inc.	2,438	196
Sturm, Ruger & Co., Inc.	4,234	227
Superior Industries International, Inc.	5,248	133
Tailored Brands, Inc.	11,398	170
The Tile Shop Holdings, Inc.	7,710	148
TopBuild Corp.*	8,820	415
Tuesday Morning Corp.*	10,537	39
Unifi, Inc.*	3,575	101
Universal Electronics, Inc.*	3,384	232
Vera Bradley, Inc.*	4,403	41
Vista Outdoor, Inc.*	13,341	275
Vitamin Shoppe, Inc.*	5,569	112
William Lyon Homes*	5,482	113
Wingstop, Inc.	6,750	191
Winnebago Industries, Inc.	6,204	181
Wolverine World Wide, Inc.	22,618	565
World Wrestling Entertainment, Inc. - Class A	9,003	200
Zumiez, Inc.*	4,075	75

Total		25,146

Consumer Staples (2.8%)
The Andersons, Inc.	6,133	232
B&G Foods, Inc.	15,544	626
Calavo Growers, Inc.	3,589	217
Cal-Maine Foods, Inc.	6,953	256
Central Garden & Pet Co.*	2,374	88
Central Garden & Pet Co. - Class A*	7,911	275
Coca-Cola Bottling Co. Consolidated	1,085	224
Darling Ingredients, Inc.*	38,516	559
Inter Parfums, Inc.	4,001	146
J & J Snack Foods Corp.	3,500	474
John B. Sanfilippo & Son, Inc.	2,010	147
Medifast, Inc.	2,604	116
Sanderson Farms, Inc.	4,679	486
Seneca Foods Corp. - Class A*	1,453	52
SpartanNash Co.	8,773	307
SUPERVALU, INC.*	62,588	242
Universal Corp.	5,910	418
WD-40 Co.	3,301	360

Total		5,225

Energy (3.0%)
Archrock, Inc.	16,494	204
Atwood Oceanics, Inc.*	17,499	167
Bill Barrett Corp.*	17,706	81
Bristow Group, Inc.	7,468	114
CARBO Ceramics, Inc.*	4,951	65
Carrizo Oil & Gas, Inc.*	14,316	410
Cloud Peak Energy, Inc.*	17,529	80
Contango Oil & Gas Co.*	5,316	39
Denbury Resources, Inc.*	93,100	240
Era Group, Inc.*	4,541	60
Exterran Corp.*	7,375	232
Geospace Technologies Corp.*	3,142	51
Green Plains, Inc.	8,303	205
Gulf Island Fabrication, Inc.	3,195	37
Helix Energy Solutions Group, Inc.*	32,111	249
Hornbeck Offshore Services, Inc.*	7,589	34
Matrix Service Co.*	6,219	103
Newpark Resources, Inc.*	19,817	160
Northern Oil and Gas, Inc.*	10,205	26
PDC Energy, Inc.*	13,071	815
Pioneer Energy Services Corp.*	18,071	72
REX American Resources Corp.*	1,324	120
SEACOR Holdings, Inc.*	3,767	261
SRC Energy, Inc.*	46,925	396
Tesco Corp.*	10,925	88
TETRA Technologies, Inc.*	27,039	110
Tidewater, Inc.*	11,006	13
Unit Corp.*	12,078	292
US Silica Holdings, Inc.	17,060	819

Total		5,543

Financials (15.5%)
American Equity Investment Life Holding Co.	20,643	488
Ameris Bancorp	8,575	395
AMERISAFE, Inc.	4,497	292
Astoria Financial Corp.	21,304	437
Banc of California, Inc.	11,594	240
Bank Mutual Corp.	9,830	92
Banner Corp.	6,132	341
BofI Holding, Inc.*	13,483	352
Boston Private Financial Holdings, Inc.	19,611	322
Brookline Bancorp, Inc.	16,499	258
Capstead Mortgage Corp.	22,446	237
Cardinal Financial Corp.	7,734	232
Central Pacific Financial Corp.	7,196	220
City Holding Co.	3,642	235
Columbia Banking System, Inc.	13,602	530
Community Bank System, Inc.	10,415	573
Customers Bancorp, Inc.*	6,658	210
CVB Financial Corp.	23,577	521
Dime Community Bancshares	7,270	148
Donnelley Financial Solutions, Inc.*	6,100	118
eHealth, Inc.*	3,903	47
Employers Holdings, Inc.	7,517	285
Encore Capital Group, Inc.*	5,507	170
Enova International, Inc.*	5,437	81
Evercore Partners, Inc.	9,164	714
EZCORP, Inc. - Class A*	11,401	93
Fidelity Southern Corp.	4,951	111
Financial Engines, Inc.	13,386	583
First BanCorp/Puerto Rico*	36,600	207
First Commonwealth Financial Corp.	20,813	276
First Financial Bancorp.	14,497	398
First Financial Bankshares, Inc.	15,463	620
First Midwest Bancorp, Inc.	18,955	449
First NBC Bank Holding, Co.*	3,732	15
FirstCash, Inc.	11,292	555
Glacier Bancorp, Inc.	17,894	607
Great Western Bancorp, Inc.	13,724	582
Green Dot Corp. - Class A*	10,422	348
Greenhill & Co., Inc.	6,432	188
Hanmi Financial Corp.	7,559	232
HCI Group, Inc.	1,996	91
Home BancShares, Inc.	29,515	799
HomeStreet, Inc.*	5,891	165
Hope Bancorp, Inc.	29,727	570
Horace Mann Educators Corp.	9,433	387
Independent Bank Corp.	6,323	411
Infinity Property & Casualty Corp.	2,581	247
Interactive Brokers Group, Inc. - Class A	15,897	552
INTL FCStone, Inc.*	3,526	134
Investment Technology Group, Inc.	7,384	150
LegacyTexas Financial Group, Inc.	9,742	389

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
LendingTree, Inc.*	1,689	212
Maiden Holdings, Ltd.	17,147	240
National Bank Holding Corp.	6,222	202
The Navigators Group, Inc.	5,181	281
NBT Bancorp, Inc.	10,147	376
Northfield Bancorp, Inc.	10,553	190
Northwest Bancshares, Inc.	23,810	401
OFG Bancorp	10,269	121
Old National Bancorp	31,605	548
Opus Bank	4,248	86
Oritani Financial Corp.	9,009	153
Pinnacle Financial Partners, Inc.	10,938	727
Piper Jaffray Cos., Inc.	3,333	213
PRA Group, Inc.*	10,837	359
ProAssurance Corp.	12,441	750
Provident Financial Services, Inc.	14,140	366
RLI Corp.	8,944	537
S&T Bancorp, Inc.	8,164	282
Safety Insurance Group, Inc.	3,330	233
Selective Insurance Group, Inc.	13,610	642
ServisFirst Bancshares, Inc.	10,363	377
Simmons First National Corp. - Class A	6,964	384
Southside Bancshares, Inc.	6,203	208
Sterling Bancorp	31,704	751
Stewart Information Services Corp.	5,465	241
Tompkins Financial Corp.	2,870	231
TrustCo Bank Corp.	22,416	176
United Bankshares, Inc.	18,951	801
United Community Banks, Inc.	16,593	459
United Fire Group, Inc.	5,060	216
United Insurance Holdings Corp.	4,151	66
Universal Insurance Holdings, Inc.	7,649	187
Virtus Investment Partners, Inc.	1,515	160
Walker & Dunlop, Inc.*	6,485	270
Westamerica Bancorporation	6,142	343
WisdomTree Investments, Inc.	27,000	245
World Acceptance Corp.*	1,398	72

Total		28,803

Health Care (11.1%)
Abaxis, Inc.	5,271	256
Aceto Corp.	7,043	111
Acorda Therapeutics, Inc.*	10,852	228
Adeptus Health, Inc., Class A*	3,518	6
Air Methods Corp.*	7,752	333
Albany Molecular Research, Inc.*	5,215	73
Almost Family, Inc.*	2,788	135
AMAG Pharmaceuticals, Inc.*	8,030	181
Amedisys, Inc.*	6,523	333
AMN Healthcare Services, Inc.*	11,160	453
Amphastar Pharmaceuticals, Inc.*	8,394	122
Analogic Corp.	2,913	221
AngioDynamics, Inc.*	7,470	130
ANI Pharmaceuticals, Inc.*	1,858	92
Anika Therapeutics, Inc.*	3,423	149
BioTelemetry, Inc.*	6,634	192
Cambrex Corp.*	7,564	416
Cantel Medical Corp.	8,487	680
Chemed Corp.	3,815	697
Community Health Systems, Inc.*	26,622	236
Computer Programs and Systems, Inc.	2,500	70
CONMED Corp.	5,793	257
CorVel Corp.*	2,281	99
Cross Country Healthcare, Inc.*	7,713	111
CryoLife, Inc.*	6,324	105
Depomed, Inc.*	14,521	182
Diplomat Pharmacy, Inc.*	10,148	162
Eagle Pharmaceuticals, Inc.*	1,895	157
Emergent Biosolutions, Inc.*	8,087	235
Enanta Pharmaceuticals, Inc.*	3,249	100
Ensign Group, Inc.	11,188	210
Haemonetics Corp.*	12,160	493
HealthEquity, Inc.*	10,273	436
HealthStream, Inc.*	5,944	144
Heska Corp.*	1,368	144
HMS Holdings Corp.*	19,538	397
ICU Medical, Inc.*	3,471	530
Impax Laboratories, Inc.*	17,245	218
Innoviva, Inc.*	18,130	251
Inogen, Inc.*	3,782	293
Integer Holdings Corp.*	6,451	259
Integra LifeSciences Holdings Corp.*	13,978	589
Invacare Corp.	7,413	88
Kindred Healthcare, Inc.	19,906	166
Landauer, Inc.	2,250	110
Lannett Co., Inc.*	6,870	154
LHC Group, Inc.*	3,485	188
Ligand Pharmaceuticals, Inc. - Class B*	4,438	470
Luminex Corp.	8,713	160
Magellan Health, Inc.*	5,518	381
The Medicines Co.*	16,691	816
Medidata Solutions, Inc.*	12,819	740
Meridian Bioscience, Inc.	9,868	136
Merit Medical Systems, Inc.*	11,491	332
MiMedx Group, Inc.*	23,415	223
Momenta Pharmaceuticals, Inc.*	15,122	202
Myriad Genetics, Inc.*	15,922	306
Natus Medical, Inc.*	7,685	302
Nektar Therapeutics*	35,971	844
Neogen Corp.*	8,879	582
Omnicell, Inc.*	8,641	351
OraSure Technologies, Inc.*	13,005	168
Orthofix International NV*	4,168	159
PharMerica Corp.*	7,200	168
Phibro Animal Health Corp. - Class A	4,333	122
Progenics Pharmaceuticals, Inc.*	16,380	155
The Providence Service Corp.*	2,849	127
Quality Systems, Inc.*	10,804	165
Quorum Health Corp.*	6,895	38
Repligen Corp.*	7,914	279
SciClone Pharmaceuticals, Inc.*	12,037	118
Select Medical Holdings Corp.*	25,131	335
Spectrum Pharmaceuticals, Inc.*	16,577	108
Sucampo Pharmaceuticals, Inc.*	5,788	64
Supernus Pharmaceuticals, Inc.*	11,720	367
Surmodics, Inc.*	3,102	75
Tivity Health, Inc.*	7,830	228
U.S. Physical Therapy, Inc.	2,928	191
Varex Imaging Corp.*	8,742	294
Zeltiq Aesthetics, Inc.*	8,493	472

Total		20,670

Industrials (16.9%)
AAON, Inc.	9,232	326
AAR Corp.	7,465	251
ABM Industries, Inc.	12,987	566
Actuant Corp. - Class A	13,840	365
Aegion Corp.*	7,902	181
Aerojet Rocketdyne Holdings, Inc.*	17,491	380
Aerovironment, Inc.*	4,813	135
Alamo Group, Inc.	2,207	168
Albany International Corp. - Class A	6,758	311
Allegiant Travel Co.	3,073	492
American Woodmark Corp.*	3,264	300
Apogee Enterprises, Inc.	6,698	399
Applied Industrial Technologies, Inc.	9,117	564
ArcBest Corp.	5,569	145
Astec Industries, Inc.	4,473	275
Atlas Air Worldwide Holdings, Inc.*	5,876	326
AZZ, Inc.	6,069	361
Barnes Group, Inc.	11,705	601
Brady Corp. - Class A	11,134	430
Briggs & Stratton Corp.	10,010	225
The Brink’s Co.	10,531	563
CDI Corp.*	3,228	28
Celadon Group, Inc.	6,617	43
Chart Industries, Inc.*	7,176	251
CIRCOR International, Inc.	3,828	228
Comfort Systems USA, Inc.	8,701	319
Cubic Corp.	5,831	308
DXP Enterprises, Inc.*	3,608	137
Echo Global Logistics, Inc.*	6,391	136
Encore Wire Corp.	4,849	223
Engility Holdings, Inc.*	4,128	119
EnPro Industries, Inc.	5,007	356
ESCO Technologies, Inc.	6,015	349
Essendant, Inc.	8,762	133
Exponent, Inc.	5,985	356
Federal Signal Corp.	13,965	193
Forward Air Corp.	7,069	336
Franklin Electric Co., Inc.	9,002	388
General Cable Corp.	11,591	208
Gibraltar Industries, Inc.*	7,385	304
The Greenbrier Cos., Inc.	6,633	286
Griffon Corp.	7,295	180
Harsco Corp.*	18,749	239
Hawaiian Holdings, Inc.*	12,498	581
Healthcare Services Group, Inc.	17,026	734
Heartland Express, Inc.	10,128	203
Heidrick & Struggles International, Inc.	4,345	114
Hillenbrand, Inc.	14,894	534
Hub Group, Inc. - Class A*	7,827	363
Insperity, Inc.	4,371	387
Insteel Industries, Inc.	4,084	148
Interface, Inc.	15,019	286
John Bean Technologies Corp.	7,344	646
Kaman Corp.	6,335	305
Kelly Services, Inc. - Class A	6,837	149
Knight Transportation, Inc.	15,590	489
Korn / Ferry International	13,427	423
Lindsay Corp.	2,486	219
LSC Communications, Inc.	7,584	191
Lydall, Inc.*	4,030	216
Marten Transport, Ltd.	5,418	127
Matson, Inc.	10,083	320
Matthews International Corp. - Class A	7,542	510
Mercury Systems, Inc.*	11,211	438
Mobile Mini, Inc.	10,355	316
Moog, Inc. - Class A*	7,538	508
Mueller Industries, Inc.	13,470	461
Multi-Color Corp.	3,091	219
MYR Group, Inc.*	3,757	154
National Presto Industries, Inc.	1,154	118
Navigant Consulting, Inc.*	10,968	251
On Assignment, Inc.*	11,327	550
Orion Group Holdings, Inc.*	6,473	48
Patrick Industries, Inc.*	3,720	264
PGT, Inc.*	11,457	123
Powell Industries, Inc.	2,001	69
Proto Labs, Inc.*	5,707	292
Quanex Building Products Corp.	8,045	163
Raven Industries, Inc.	8,436	245
Resources Connection, Inc.	6,950	116
Roadrunner Transportation Systems, Inc.*	7,080	49
RR Donnelley & Sons Co.	16,329	198
Saia, Inc.*	5,949	264
Simpson Manufacturing Co., Inc.	9,471	408
SkyWest, Inc.	12,123	415
SPX Corp.*	9,874	239
SPX FLOW, Inc.*	9,890	343
Standex International Corp.	2,981	299
TASER International, Inc.*	12,225	279
Team, Inc.*	6,897	187
Tennant Co.	4,138	301
Tetra Tech, Inc.	13,403	547
Titan International, Inc.	11,264	116
Trex Co., Inc.*	6,871	477
Triumph Group, Inc.	11,592	298
TrueBlue, Inc.*	9,864	270
UniFirst Corp.	3,609	510
Universal Forest Products, Inc.	4,759	469
US Ecology, Inc.	5,097	239

Common Stocks (89.6%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Veritiv Corp.*	2,685	139
Viad Corp.	4,749	215
Vicor Corp.*	3,738	60
Wabash National Corp.	14,021	290
WageWorks, Inc.*	8,644	625
Watts Water Technologies, Inc. - Class A	6,503	405

Total		31,406

Information Technology (13.1%)
8x8, Inc.*	21,263	324
ADTRAN, Inc.	11,346	236
Advanced Energy Industries, Inc.*	9,291	637
Agilysys, Inc.*	3,531	33
Anixter International, Inc.*	6,660	528
Badger Meter, Inc.	6,807	250
Bel Fuse, Inc. - Class B	2,031	52
Benchmark Electronics, Inc.*	11,605	369
Black Box Corp.	3,542	32
Blackbaud, Inc.	11,115	852
Blucora, Inc.*	9,054	157
Bottomline Technologies, Inc.*	8,843	209
Brooks Automation, Inc.	16,256	364
Cabot Microelectronics Corp.	5,853	448
CACI International, Inc. - Class A*	5,704	669
CalAmp Corp.*	8,280	139
Cardtronics PLC*	10,655	498
CEVA, Inc.*	4,965	176
Cohu, Inc.	5,839	108
Comtech Telecommunications Corp.	5,501	81
Cray, Inc.*	9,525	209
CSG Systems International, Inc.	7,680	290
CTS Corp.	7,661	163
Daktronics, Inc.	9,377	89
DHI Group, Inc.*	11,604	46
Digi International, Inc.*	6,181	74
Diodes, Inc.*	8,923	215
DSP Group, Inc.*	5,056	61
Ebix, Inc.	5,082	311
Electro Scientific Industries, Inc.*	7,639	53
Electronics for Imaging, Inc.*	10,857	530
ePlus, Inc.*	1,540	208
Exar Corp.*	9,996	130
Exlservice Holdings, Inc.*	7,833	371
Fabrinet*	8,641	363
FARO Technologies, Inc.*	3,901	140
Forrester Research, Inc.	2,343	93
Gerber Scientific, Inc.*	2,359	-
Harmonic, Inc.*	18,654	111
II-VI, Inc.*	12,727	459
Insight Enterprises, Inc.*	8,298	341
Itron, Inc.*	7,797	473
Ixia*	14,920	293
Kopin Corp.*	14,208	58
Kulicke and Soffa Industries, Inc.*	16,592	337
Liquidity Services, Inc.*	5,725	46
LivePerson, Inc.*	12,471	85
Lumentum Holdings, Inc.*	12,971	692
ManTech International Corp. - Class A	5,976	207
Methode Electronics, Inc. - Class A	8,602	392
MicroStrategy, Inc. - Class A*	2,198	413
MKS Instruments, Inc.	12,586	865
Monotype Imaging Holdings, Inc.	9,650	194
MTS Systems Corp.	3,899	215
Nanometrics, Inc.*	5,883	179
NETGEAR, Inc.*	7,701	382
NIC, Inc.	14,507	293
OSI Systems, Inc.*	4,253	311
Park Electrochemical Corp.	4,448	80
Perficient, Inc.*	8,282	144
Plexus Corp.*	7,878	455
Power Integrations, Inc.	6,878	452
Progress Software Corp.	11,396	331
Qualys, Inc.*	6,887	261
QuinStreet, Inc.*	8,390	33
Rambus, Inc.*	25,997	342
Rogers Corp.*	4,217	362
Rudolph Technologies, Inc.*	7,305	164
Sanmina Corp.*	17,372	705
ScanSource, Inc.*	5,905	232
Semtech Corp.*	15,348	519
Shutterstock, Inc.*	4,438	184
SPS Commerce, Inc.*	4,018	235
Stamps.com, Inc.*	3,664	434
Super Micro Computer, Inc.*	8,809	223
Sykes Enterprises, Inc.*	9,228	271
Synchronoss Technologies, Inc.*	10,003	244
TeleTech Holdings, Inc.	3,695	109
TiVo Corp.	28,271	530
TTM Technologies, Inc.*	19,722	318
Ultratech, Inc.*	5,546	164
VASCO Data Security International, Inc.*	7,050	95
Veeco Instruments, Inc.*	9,493	283
Viavi Solutions, Inc.*	53,855	577
Virtusa Corp.*	6,445	195
XO Group, Inc.*	5,782	100
Xperi Corp.	11,470	389

Total		24,285

Materials (5.2%)
A. Schulman, Inc.	6,882	216
AdvanSix, Inc.*	7,117	194
AK Steel Holding Corp.*	73,609	529
American Vanguard Corp.	6,041	100
Balchem Corp.	7,429	612
Boise Cascade Co.*	8,968	239
Calgon Carbon Corp.	11,843	173
Century Aluminum Co.*	11,629	148
Clearwater Paper Corp.*	3,850	216
Deltic Timber Corp.	2,473	193
Flotek Industries, Inc.*	12,664	162
FutureFuel Corp.	5,316	75
H.B. Fuller Co.	11,746	606
Hawkins, Inc.	2,238	110
Haynes International, Inc.	2,925	112
Headwaters, Inc.*	17,511	411
Ingevity Corp.*	9,845	599
Innophos Holdings, Inc.	4,550	246
Innospec, Inc.	5,629	364
Kaiser Aluminum Corp.	4,088	327
KapStone Paper & Packaging Corp.	20,573	475
Koppers Holdings, Inc.*	4,832	205
Kraton Corp.*	7,229	224
LSB Industries, Inc.*	4,782	45
Materion Corp.	4,665	157
Myers Industries, Inc.	5,108	81
Neenah Paper, Inc.	3,930	294
Olympic Steel, Inc.	2,128	39
P.H. Glatfelter	10,185	221
Quaker Chemical Corp.	3,105	409
Rayonier Advanced Materials, Inc.	10,118	136
Schweitzer-Mauduit International, Inc.	7,182	297
Stepan Co.	4,550	359
Stillwater Mining Co.*	28,349	490
SunCoke Energy, Inc.*	15,007	134
TimkenSteel Corp.*	9,100	172
Tredegar Corp.	5,935	104
US Concrete, Inc.*	3,421	221

Total		9,695

Real Estate (5.3%)
Acadia Realty Trust	19,807	595
Agree Realty Corp.	6,116	293
American Assets Trust, Inc.	9,554	400
CareTrust REIT, Inc.	15,484	261
Cedar Realty Trust, Inc.	17,777	89
Chesapeake Lodging Trust	14,054	337
CoreSite Realty Corp.	7,933	714
DiamondRock Hospitality Co.	46,814	522
EastGroup Properties, Inc.	7,790	573
Forestar Group, Inc.*	7,702	105
Four Corners Property Trust, Inc.	14,002	320
Franklin Street Properties Corp.	25,074	304
Getty Realty Corp.	6,306	159
Government Properties Income Trust	16,635	348
Hersha Hospitality Trust	9,768	184
HFF, Inc. - Class A	8,224	228
Kite Realty Group Trust	19,536	420
Lexington Realty Trust	50,585	505
LTC Properties, Inc.	9,256	443
Parkway, Inc.	9,991	199
Pennsylvania Real Estate Investment Trust	16,247	246
PS Business Parks, Inc.	4,569	524
RE/MAX Holdings, Inc.	4,128	245
Retail Opportunity Investments Corp.	25,558	538
Sabra Health Care REIT, Inc.	15,266	426
Saul Centers, Inc.	2,752	170
Summit Hotel Properties, Inc.	21,867	349
Universal Health Realty Income Trust	2,923	189
Urstadt Biddle Properties, Inc. - Class A	6,952	143

Total		9,829

Telecommunication Services (0.8%)
ATN International, Inc.	2,492	175
Cincinnati Bell, Inc.*	9,851	174
Cogent Communications Holdings, Inc.	9,574	412
Consolidated Communications Holdings, Inc.	11,833	277
General Communication, Inc. - Class A*	6,192	129
Iridium Communications, Inc.*	18,837	182
Lumos Networks Corp.*	5,513	98
Spok Holdings, Inc.	4,801	91

Total		1,538

Utilities (2.4%)
ALLETE, Inc.	11,703	792
American States Water Co.	8,555	379
Avista Corp.	15,038	587
California Water Service Group	11,218	402
El Paso Electric Co.	9,484	479
Northwest Natural Gas Co.	6,695	396
South Jersey Industries, Inc.	18,584	663
Spire, Inc.	10,695	722

Total		4,420

Total Common Stocks
(Cost: $135,831)		166,560

Investment Companies (3.5%)

Investment Companies (3.5%)
iShares Core S&P Small-Cap ETF	93,250	6,449

Total		6,449

Total Investment Companies
(Cost: $6,405)		6,449

Short-Term Investments (5.7%)

Commercial Paper (2.4%)
Bank of America NA, 1.22%, 7/6/17 144A	1,000,000	1,000
Microsoft Corp., 0.90%, 4/25/17 144A (k),(r)	500,000	500
Roche Holdings, Inc., 0.67%, 4/5/17 144A (r)	1,000,000	1,000
Societe Generale NA, 1.06%, 6/27/17 144A (r)	1,000,000	997
The Walt Disney Co., 0.71%, 4/21/17 144A (r)	1,000,000	999

Total		4,496

US Government & Agencies (3.3%)
Federal Home Loan Bank, 0.48%, 4/3/17 (r)	4,000,000	4,000
Federal Home Loan Bank, 0.50%, 4/7/17 (r)	2,100,000	2,100

Total		6,100

Total Short-Term Investments
(Cost: $10,596)		10,596

Total Investments (98.8%)
(Cost: $152,832)(a)		183,605

Other Assets, Less
Liabilities (1.2%)		2,177

Net Assets (100.0%)		185,782

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $4,496 representing 2.5% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $152,832 and the net unrealized appreciation of investments based on that cost was $30,773 which is comprised of $38,646 aggregate gross unrealized appreciation and $7,873 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2017.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JP Morgan Chase London	1-Month USD Libor +1 Basis Point (Bps)	S&P SmallCap 600 Index	5/17	11,870	$133

(k)	Cash or securities with an aggregate value of $500 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2017.

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$166,560	$-	$-
Investment Companies	6,449	-	-
Short-Term Investments	-	10,596	-
Other Financial Instruments^
Total Return Swaps	-	133	-
Total Assets:	$173,009	$10,729	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.3%)
Aaron’s, Inc.	169,400	5,038
American Public Education, Inc.*	99,100	2,269
Cable One, Inc.	5,300	3,310
Canada Goose Holdings, Inc.*	30,238	483
Capella Education Co.	60,400	5,135
Cavco Industries, Inc.*	35,400	4,121
Crocs, Inc.*	111,800	790
Culp, Inc.	93,100	2,905
Dorman Products, Inc.*	73,700	6,053
Ethan Allen Interiors, Inc.	72,200	2,213
Fred’s, Inc. - Class A	118,959	1,558
Genesco, Inc.*	29,100	1,614
ILG, Inc.	129,800	2,721
LCI Industries	56,300	5,619
Lumber Liquidators Holdings, Inc.*	121,500	2,550
New Media Investment Group, Inc.	80,100	1,138
Party City Holdco, Inc.*	99,300	1,395
Pool Corp.	58,300	6,957
Red Robin Gourmet Burgers, Inc.*	42,000	2,455
Scholastic Corp.	49,500	2,107
Sportsman’s Warehouse Holdings, Inc.*	170,668	816
Steven Madden, Ltd.*	100,400	3,870

Total		65,117

Consumer Staples (3.9%)
Energizer Holdings, Inc.	71,400	3,981
Nomad Foods, Ltd.*	405,500	4,643
Pinnacle Foods, Inc.	53,900	3,119
Post Holdings, Inc.*	39,400	3,448
PriceSmart, Inc.	44,222	4,077
SpartanNash Co.	109,300	3,825
Vector Group, Ltd.	85,148	1,771

Total		24,864

Energy (4.6%)
Centennial Resource Development, Inc.*	152,400	2,780
Frank’s International NV	205,400	2,171
Keane Group, Inc.*	73,320	1,048
Matador Resources Co.*	211,600	5,034
Oceaneering International, Inc.	100,100	2,711
Parsley Energy, Inc. - Class A*	108,200	3,518
Tesco Corp.*	314,200	2,529
TETRA Technologies, Inc.*	424,300	1,727
Western Refining, Inc.	93,400	3,276
WPX Energy, Inc.*	352,000	4,713

Total		29,507

Financials (30.3%)
Assured Guaranty, Ltd.	96,700	3,589
BankUnited, Inc.	203,900	7,607
Beneficial Bancorp, Inc.	261,639	4,186
CBOE Holdings, Inc.	50,988	4,134
CoBiz Financial, Inc.	221,900	3,728
Columbia Banking System, Inc.	174,500	6,804
Compass Diversified Holdings	22,140	367
Conyers Park Acquisition Corp.*	95,100	1,054
East West Bancorp, Inc.	201,398	10,394
Employers Holdings, Inc.	89,100	3,381
First Hawaiian, Inc.	79,485	2,378
Glacier Bancorp, Inc.	163,000	5,531
Green Dot Corp. - Class A*	137,700	4,594
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	186,800	3,773
Hercules Capital, Inc.	303,300	4,589
Home BancShares, Inc.	501,300	13,570
Hope Bancorp, Inc.	215,200	4,125
Houlihan Lokey, Inc.	65,275	2,249
Howard Bancorp, Inc.*	64,768	1,211

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Janus Capital Group, Inc.	183,200	2,418
Kinsale Capital Group, Inc.	60,524	1,939
Main Street Capital Corp.	66,300	2,537
McGrath RentCorp	95,908	3,220
Meridian Bancorp, Inc.	105,900	1,938
National Bank Holdings Corp. - Class A	164,900	5,359
Park Sterling Corp.	151,300	1,862
Pinnacle Financial Partners, Inc.	45,800	3,043
Popular, Inc.	150,600	6,134
ProAssurance Corp.	120,100	7,236
Prosperity Bancshares, Inc.	109,400	7,626
Radian Group, Inc.	302,500	5,433
Redwood Trust, Inc.	147,500	2,450
Safeguard Scientifics, Inc.*	107,000	1,359
Safety Insurance Group, Inc.	33,100	2,320
State Auto Financial Corp.	97,400	2,674
Stifel Financial Corp.*	45,100	2,264
SVB Financial Group*	47,900	8,914
Synovus Financial Corp.	60,900	2,498
Texas Capital Bancshares, Inc.*	64,300	5,366
TowneBank	208,800	6,765
TPG Specialty Lending, Inc.	123,800	2,524
United Financial Bancorp, Inc.	258,600	4,399
Webster Financial Corp.	99,233	4,966
Wintrust Financial Corp.	72,000	4,977
WSFS Financial Corp.	87,900	4,039

Total		191,524

Health Care (6.2%)
Analogic Corp.	31,300	2,376
Atrion Corp.	12,870	6,026
Ensign Group, Inc.	47,600	895
Haemonetics Corp.*	112,510	4,565
Halyard Health, Inc.*	130,840	4,984
National Healthcare Corp.	30,200	2,153
Quidel Corp.*	150,900	3,416
Select Medical Holdings Corp.*	183,600	2,451
Triple-S Management Corp. - Class B*	77,200	1,356
WellCare Health Plans, Inc.*	28,500	3,996
West Pharmaceutical Services, Inc.	84,500	6,896

Total		39,114

Industrials (13.6%)
Aegion Corp.*	194,700	4,461
Applied Industrial Technologies, Inc.	60,500	3,742
Beacon Roofing Supply, Inc.*	102,900	5,059
Blue Bird Corp.*	53,252	913
Brady Corp. - Class A	85,600	3,308
CIRCOR International, Inc.	64,800	3,852
Colfax Corp.*	70,000	2,748
CSS Industries, Inc.	86,300	2,237
ESCO Technologies, Inc.	105,600	6,135
FTI Consulting, Inc.*	68,000	2,800
Genesee & Wyoming, Inc. - Class A*	61,800	4,194
Hillenbrand, Inc.	61,290	2,197
Kaman Corp.	49,700	2,392
Kirby Corp.*	41,300	2,914
KMG Chemicals, Inc.	93,000	4,284
Landstar System, Inc.	116,500	9,978
Matthews International Corp. - Class A	34,700	2,347
MSA Safety, Inc.	34,300	2,425
Navigant Consulting, Inc.*	187,700	4,291
RBC Bearings, Inc.*	35,600	3,456
Sun Hydraulics Corp.	70,800	2,557
Thermon Group Holdings, Inc.*	73,138	1,524
Triumph Group, Inc.	101,000	2,601

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Universal Forest Products, Inc.	39,300	3,873
Universal Logistics Holdings, Inc.	115,980	1,664

Total		85,952

Information Technology (10.7%)
Advanced Energy Industries, Inc.*	68,600	4,703
Badger Meter, Inc.	79,700	2,929
Belden, Inc.	115,100	7,964
Brooks Automation, Inc.	150,100	3,362
Cabot Microelectronics Corp.	51,400	3,938
Callidus Software, Inc.*	148,600	3,173
CSRA, Inc.	117,900	3,453
Harmonic, Inc.*	594,000	3,534
Ixia*	234,300	4,604
Knowles Corp.*	275,500	5,221
Littelfuse, Inc.	57,400	9,179
Methode Electronics, Inc.	81,600	3,721
Progress Software Corp.	116,400	3,382
Rightside Group, Ltd.*	196,996	1,954
Rudolph Technologies, Inc.*	78,000	1,747
SYNNEX Corp.	43,000	4,813

Total		67,677

Materials (4.2%)
American Vanguard Corp.	128,100	2,126
Carpenter Technology Corp.	111,200	4,148
Clearwater Paper Corp.*	79,000	4,424
Innospec, Inc.	37,295	2,415
Minerals Technologies, Inc.	72,400	5,546
Myers Industries, Inc.	270,031	4,280
New Gold, Inc.*	346,500	1,032
Reliance Steel & Aluminum Co.	34,100	2,729

Total		26,700

Real Estate (8.3%)
Acadia Realty Trust	143,500	4,314
American Assets Trust, Inc.	36,600	1,531
American Campus Communities, Inc.	58,200	2,770
Cedar Realty Trust, Inc.	948,600	4,762
Douglas Emmett, Inc.	87,200	3,348
EastGroup Properties, Inc.	60,300	4,434
First Potomac Realty Trust	367,460	3,777
Healthcare Realty Trust, Inc.	88,400	2,873
Kilroy Realty Corp.	53,700	3,871
Potlatch Corp.	95,900	4,383
PS Business Parks, Inc.	36,700	4,212
Retail Opportunity Investments Corp.	104,900	2,206
Saul Centers, Inc.	68,000	4,190
Sunstone Hotel Investors, Inc.	125,300	1,921
Washington Real Estate Investment Trust	130,000	4,066

Total		52,658

Utilities (6.4%)
Atmos Energy Corp.	35,500	2,804
California Water Service Group	44,600	1,599
Chesapeake Utilities Corp.	79,200	5,481
El Paso Electric Co.	67,200	3,393
NorthWestern Corp.	89,500	5,254
NRG Energy, Inc.	189,100	3,536
ONE Gas, Inc.	101,800	6,882
PNM Resources, Inc.	201,300	7,448
Portland General Electric Co.	87,400	3,882

Total		40,279

Total Common Stocks
(Cost: $427,186)		623,392

Total Investments (98.5%)
(Cost: $427,186)(a)		623,392

Other Assets, Less
Liabilities (1.5%)		9,484

Net Assets (100.0%)		632,876

*	Non-Income Producing

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $427,186 and the net unrealized appreciation of investments based on that cost was $196,206 which is comprised of $207,869 aggregate gross unrealized appreciation and $11,663 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$623,392	$-	$-
Total Assets:	$623,392	$-	$-

International Growth Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (99.3%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.1%)
Autoliv, Inc.	United States	51,300	5,246
DENSO Corp.	Japan	130,900	5,758
Domino’s Pizza, Inc.	United States	19,714	3,633
Industria de Diseno Textil SA	Spain	358,118	12,623
Informa PLC	United Kingdom	668,158	5,458
InterContinental Hotels Group PLC, ADR	United Kingdom	207,716	10,163
Mohawk Industries, Inc.*	United States	24,800	5,691
Naspers, Ltd. - Class N	South Africa	49,400	8,524
USS Co., Ltd.	Japan	440,200	7,339

Total			64,435

Consumer Staples (21.0%)
Alimentation Couche-Tard, Inc.	Canada	56,300	2,544
Anheuser-Busch InBev SA/NV	Belgium	185,300	20,341
BGF retail Co., Ltd.	South Korea	49,079	4,608
British American Tobacco PLC	United Kingdom	194,000	12,882
Clicks Group, Ltd.	South Africa	298,732	2,852
Fomento Economico Mexicano SAB de CV, ADR	Mexico	31,000	2,744
Magnit PJSC	Russia	47,398	7,800
Molson Coors Brewing Co.	United States	33,000	3,158
Nestle SA	Switzerland	460,340	35,319
Philip Morris International, Inc.	United States	80,900	9,134
PriceSmart, Inc.	United States	26,300	2,425
Reckitt Benckiser Group PLC	United Kingdom	148,333	13,541
Svenska Cellulosa AB SCA	Sweden	155,900	5,028

Total			122,376

Energy (0.6%)
Pason Systems, Inc.	Canada	91,400	1,320
PrairieSky Royalty, Ltd.	Canada	61,400	1,296
Tupras-Turkiye Petrol Rafinerileri AS	Turkey	47,000	1,166

Total			3,782

Financials (10.2%)
AIA Group, Ltd.	Hong Kong	1,892,088	11,930
Azimut Holding SpA	Italy	74,800	1,303
Berkshire Hathaway, Inc.*	United States	42,800	7,134
Housing Development Finance Corp., Ltd.	India	245,871	5,679
Itau Unibanco Holding SA	Brazil	207,700	2,459
Jyske Bank A/S	Denmark	60,200	3,045
KBC Group NV	Belgium	32,908	2,183
Moody’s Corp.	United States	28,300	3,171
MSCI, Inc.	United States	41,900	4,072
Prudential PLC	United Kingdom	453,373	9,577
S&P Global, Inc.	United States	35,100	4,589
Svenska Handelsbanken AB	Sweden	293,800	4,030

Total			59,172

Health Care (14.6%)
Astellas Pharma, Inc.	Japan	310,000	4,082
Bayer AG	Germany	101,805	11,735
China Biologic Products, Inc.*	United States	25,700	2,573
CSL, Ltd.	Australia	183,702	17,590
Essilor International SA	France	40,499	4,921
Hoya Corp.	Japan	131,500	6,326
Novartis AG	Switzerland	108,376	8,045
Novo Nordisk A/S, ADR	Denmark	131,099	4,494
Olympus Corp.	Japan	155,000	5,959
ResMed, Inc.	United States	56,200	4,045
Roche Holding AG	Switzerland	59,496	15,194

Total			84,964

Industrials (13.8%)
ANDRITZ AG	Austria	135,554	6,780
Assa Abloy AB	Sweden	616,200	12,674
Atlas Copco AB	Sweden	224,400	7,921
Auckland International Airport, Ltd.	New Zealand	407,611	1,932
BAE Systems PLC	United Kingdom	641,000	5,160
Berendsen PLC	United Kingdom	254,700	2,339
East Japan Railway Co.	Japan	65,500	5,703

Common Stocks (99.3%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Fagerhult AB	Sweden	119,200	4,310
Howden Joinery Group PLC	United Kingdom	272,700	1,482
Interpump Group SpA	Italy	187,700	4,365
Komatsu, Ltd.	Japan	167,800	4,373
MISUMI Group, Inc.	Japan	252,900	4,571
OSG Corp.	Japan	149,800	3,064
Prosegur Cia de Seguridad SA	Spain	429,300	2,583
Schindler Holding AG	Switzerland	30,776	5,931
SHO-BOND Holdings Co., Ltd.	Japan	62,000	2,726
Transurban Group	Australia	491,290	4,380

Total			80,294

Information Technology (18.5%)
58.com, Inc., ADR*	Cayman Islands	48,200	1,706
Alibaba Group Holding, Ltd., ADR*	China	43,379	4,678
Alphabet, Inc. - Class A*	United States	10,800	9,156
Amadeus IT Group SA	Spain	161,900	8,214
ASML Holding NV	Netherlands	91,200	12,103
Keyence Corp.	Japan	32,200	12,894
Mastercard, Inc. - Class A	United States	107,500	12,091
NAVER Corp.	South Korea	3,008	2,300
Nintendo Co., Ltd.	Japan	11,200	2,599
Playtech PLC	Isle Of Man	248,058	2,893
Rightmove PLC	United Kingdom	28,400	1,419
SAP SE	Germany	162,877	15,982
Spectris PLC	United Kingdom	57,000	1,784
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	841,000	5,239
Visa, Inc.	United States	162,625	14,452

Total			107,510

Materials (6.9%)
CRH PLC, ADR	Ireland	326,800	11,493
Elementis PLC	United Kingdom	414,800	1,503
Franco-Nevada Corp.	Canada	43,200	2,830
James Hardie Industries PLC	Ireland	555,837	8,735
Martin Marietta Materials, Inc.	United States	27,100	5,915
PPG Industries, Inc.	United States	25,700	2,701
The Sherwin-Williams Co.	United States	16,400	5,087
Tikkurila Oyj	Finland	84,300	1,709

Total			39,973

Real Estate (2.2%)
Azrieli Group, Ltd.	Israel	32,500	1,724
BUWOG AG	Austria	111,043	2,802
Hispania Activos Inmobiliarios SOCIMI SA	Spain	116,660	1,676
Merlin Properties Socimi SA	Spain	131,200	1,467
Mitsui Fudosan Co., Ltd.	Japan	179,000	3,817
Shaftesbury PLC	United Kingdom	120,200	1,378

Total			12,864

Telecommunication Services (0.4%)
Safaricom, Ltd.	Kenya	14,169,800	2,515

Total			2,515

Total Common Stocks
(Cost: $540,220)			577,885

Total Investments (99.3%)
(Cost: $540,220)(a)			577,885

Other Assets, Less
Liabilities (0.7%)			3,840

Net Assets (100.0%)			581,725

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $540,220 and the net unrealized appreciation of investments based on that cost was $37,665 which is comprised of $55,282 aggregate gross unrealized appreciation and $17,617 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	17.9%
Japan	11.9%
United Kingdom	11.5%
Switzerland	11.1%
Sweden	5.8%
Other	41.1%
Total	99.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$577,885	$-	$-
Total Assets:	$577,885	$-	$-

Research International Core Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.3%)
Esprit Holdings, Ltd.*	Hong Kong	1,257,000	1,053
GKN PLC	United Kingdom	1,702,202	7,748
Koito Manufacturing Co., Ltd.	Japan	88,700	4,613
LVMH Moet Hennessy Louis Vuitton SE	France	33,599	7,378
Paddy Power Betfair PLC	Ireland	26,238	2,827
Ryohin Keikaku Co., Ltd.	Japan	11,100	2,432
Techtronic Industries Co., Ltd.	Hong Kong	1,043,000	4,221
USS Co., Ltd.	Japan	374,000	6,235
WPP PLC	United Kingdom	261,627	5,743
Yum China Holdings, Inc.*	United States	103,377	2,812

Total			45,062

Consumer Staples (11.2%)
Ambev SA, ADR	Brazil	474,763	2,735
Clicks Group, Ltd.	South Africa	138,076	1,318
Danone SA	France	127,667	8,684
Japan Tobacco, Inc.	Japan	177,700	5,775
L’Oreal SA	France	37,201	7,149
Nestle SA	Switzerland	241,719	18,545
PriceSmart, Inc.	United States	26,499	2,443
Reckitt Benckiser Group PLC	United Kingdom	99,232	9,059
Sundrug Co., Ltd.	Japan	143,100	4,801

Total			60,509

Energy (5.6%)
BP PLC	United Kingdom	1,344,479	7,708
Cairn Energy PLC*	United Kingdom	789,170	2,022
Enbridge, Inc.	Canada	91,913	3,850
Eni SpA	Italy	411,370	6,736
Galp Energia SGPS SA	Portugal	270,236	4,101
Oil Search, Ltd.	Australia	563,777	3,110
Schlumberger, Ltd.	Netherlands	32,745	2,557

Total			30,084

Financials (20.8%)
ABN AMRO Group NV	Netherlands	143,723	3,488
AEON Financial Service Co., Ltd.	Japan	329,800	6,212
AIA Group, Ltd.	Hong Kong	1,466,400	9,246
AMP, Ltd.	Australia	1,066,567	4,221
Aon PLC	United Kingdom	49,479	5,873
Barclays PLC	United Kingdom	2,223,711	6,271
BNP Paribas SA	France	114,234	7,608
Cerved Information Solutions SpA	Italy	148,236	1,433
DNB ASA	Norway	309,692	4,909
Element Fleet Management Corp.	Canada	261,178	2,418
HDFC Bank, Ltd., ADR	India	54,573	4,105
Hiscox, Ltd.	Bermuda	253,519	3,475
Intesa Sanpaolo SpA	Italy	2,988,825	8,118
Julius Baer Group, Ltd.*	Switzerland	91,355	4,560
KBC Group NV	Belgium	103,188	6,846
Lloyds Banking Group PLC	United Kingdom	8,697,557	7,227
Sumitomo Mitsui Financial Group, Inc.	Japan	165,500	6,013
Swiss Re AG	Switzerland	47,180	4,237
UBS Group AG	Switzerland	594,366	9,512
Zurich Insurance Group AG	Switzerland	24,776	6,614

Total			112,386

Health Care (10.5%)
Bayer AG	Germany	108,645	12,523
Novartis AG	Switzerland	210,661	15,637
Roche Holding AG	Switzerland	66,016	16,859
Santen Pharmaceutical Co., Ltd.	Japan	494,700	7,163
Shionogi & Co., Ltd.	Japan	60,600	3,129
Terumo Corp.	Japan	42,700	1,482

Total			56,793

Industrials (12.6%)
Aena SA	Spain	14,568	2,305
Brambles, Ltd.	Australia	906,183	6,473
Daikin Industries, Ltd.	Japan	73,100	7,344
GEA Group AG	Germany	128,396	5,457
Kubota Corp.	Japan	466,500	7,002
Legrand SA	France	42,151	2,541
Malaysia Airports Holdings Bhd	Malaysia	643,800	1,011
RELX NV	Netherlands	449,665	8,328
Schindler Holding AG	Switzerland	30,282	5,859
Schneider Electric SE	France	148,648	10,883
TOTO, Ltd.	Japan	151,200	5,711
Yamato Holdings Co., Ltd.	Japan	241,600	5,062

Total			67,976

Foreign Common Stocks (98.0%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (10.4%)
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	45,120	4,865
Amadeus IT Group SA - Class A	Spain	90,124	4,573
Broadcom, Ltd.	Singapore	14,488	3,172
Check Point Software Technologies, Ltd.*	Israel	40,658	4,174
Cognizant Technology Solutions Corp. - Class A*	United States	124,438	7,407
EPAM Systems, Inc.*	United States	43,551	3,289
Just Eat PLC*	United Kingdom	341,379	2,421
Mastercard, Inc.	United States	54,314	6,109
Mellanox Technologies, Ltd.*	Israel	64,961	3,310
NAVER Corp.	South Korea	4,590	3,509
Nomura Research Institute, Ltd.	Japan	65,159	2,400
Samsung Electronics Co., Ltd.	South Korea	2,365	4,356
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	874,189	5,445
Telefonaktiebolaget LM Ericsson - Class B	Sweden	175,634	1,172

Total			56,202

Materials (9.0%)
Akzo Nobel NV	Netherlands	110,683	9,178
Croda International PLC	United Kingdom	135,385	6,045
Iluka Resources, Ltd.	Australia	466,961	2,719
Linde AG	Germany	49,750	8,285
Nippon Paint Holdings Co., Ltd.	Japan	110,500	3,846
Orica, Ltd.	Australia	202,224	2,719
Rio Tinto PLC	United Kingdom	161,669	6,501
Sika AG	Switzerland	863	5,178
Symrise AG	Germany	67,206	4,470

Total			48,941

Real Estate (2.2%)
Grand City Properties SA	Luxembourg	16,243	299
LEG Immobilien AG*	Germany	86,444	7,086
Mitsui Fudosan Co., Ltd.	Japan	225,000	4,798

Total			12,183

Telecommunication Services (4.7%)
Advanced Info Service PCL	Thailand	677,700	3,540
BT Group PLC	United Kingdom	55,006	219
Cellnex Telecom SA	Spain	213,304	3,521
Com Hem Holding AB	Sweden	159,263	1,825
KDDI Corp.	Japan	337,800	8,866
SoftBank Group Corp.	Japan	76,800	5,424
Vodafone Group PLC	United Kingdom	690,906	1,802

Total			25,197

Utilities (2.7%)
APA Group	Australia	434,779	2,976
China Resources Gas Group, Ltd.	Hong Kong	1,086,000	3,843
CLP Holdings, Ltd.	Hong Kong	260,000	2,718
Enel SpA	Italy	1,137,335	5,356

Total			14,893

Total Foreign Common Stocks
(Cost: $498,252)			530,226

Short-Term Investments (0.9%)

US Government & Agencies (0.9%)
Federal Home Loan Bank, 0.300% to 0.450%, 4/3/17 (r)	United States	4,836,000	4,836

Total			4,836

Total Short-Term Investments
(Cost: $4,836)			4,836

Total Investments (98.9%)
(Cost: $503,088)(a)			535,062

Other Assets, Less
Liabilities (1.1%)			5,837

Net Assets (100.0%)			540,899

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $503,088 and the net unrealized appreciation of investments based on that cost was $31,974 which is comprised of $49,091 aggregate gross unrealized appreciation and $17,117 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.2%
Switzerland	16.1%
United Kingdom	12.7%
France	8.2%
Germany	7.0%
Other	36.7%
Total	98.9%

(r)	Rates are discount rates or a range of discount rates at the time of purchase.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$530,226	$-	$-
Short-Term Investments	-	4,836	-
Total Assets:	$530,226	$4,836	$-

International Equity Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.7%)
Cie Generale des Etablissements Michelin	France	157,858	19,173
Haier Electronics Group Co., Ltd.	China	7,494,550	17,166
Hyundai Mobis Co., Ltd.	South Korea	82,150	17,667
Hyundai Motor Co.	South Korea	154,950	21,823
Kingfisher PLC	United Kingdom	4,233,390	17,296
Nissan Motor Co., Ltd.	Japan	2,477,990	23,894
Panasonic Corp.	Japan	777,380	8,784
Ryohin Keikaku Co., Ltd.	Japan	29,000	6,353
Sky PLC	United Kingdom	1,018,430	12,454
Toyota Motor Corp.*	Japan	98,220	5,330

Total			149,940

Consumer Staples (1.9%)
Kirin Holdings Co., Ltd.	Japan	863,000	16,282
Suntory Beverage & Food, Ltd.	Japan	401,300	16,906

Total			33,188

Energy (12.5%)
BP PLC	United Kingdom	5,217,670	29,911
Eni SpA	Italy	1,605,485	26,290
Galp Energia SGPS SA	Portugal	1,849,900	28,073
Inpex Corp.	Japan	952,120	9,360
Kunlun Energy Co., Ltd.	China	13,549,350	12,553
Petrofac, Ltd.	United Kingdom	1,304,120	15,016
Precision Drilling Corp.*	Canada	1,287,470	6,090
PTT Exploration & Production PCL	Thailand	1,876,300	5,078
Royal Dutch Shell PLC - Class B	United Kingdom	1,055,335	28,884
SBM Offshore NV	Netherlands	1,371,290	22,492
Suncor Energy, Inc.	Canada	255,440	7,843
TOTAL SA	France	485,560	24,561

Total			216,151

Financials (21.4%)
Aegon NV	Netherlands	3,999,610	20,357
AIA Group, Ltd.	Hong Kong	2,679,820	16,897
AXA SA	France	744,155	19,255
Bangkok Bank PCL	Thailand	3,425,000	18,091
Barclays PLC	United Kingdom	9,127,140	25,741
BNP Paribas SA	France	371,430	24,737
China Life Insurance Co., Ltd.	China	5,246,010	16,100
Credit Agricole SA	France	2,406,300	32,601
DBS Group Holdings, Ltd.	Singapore	2,175,000	30,164
Deutsche Boerse AG*	Germany	89,700	8,221
Hana Financial Group, Inc.	South Korea	344,710	11,390
HSBC Holdings PLC	United Kingdom	3,420,937	27,864
ING Groep NV	Netherlands	1,729,712	26,147
KB Financial Group, Inc., ADR*	South Korea	237,530	10,444
Standard Chartered PLC*	United Kingdom	3,117,162	29,799
Swiss Re AG	Switzerland	182,382	16,378
UBS Group AG	Switzerland	1,171,840	18,754
UNIQA Insurance Group AG	Austria	1,268,484	9,850
United Overseas Bank, Ltd.	Singapore	477,240	7,543

Total			370,333

Health Care (13.9%)
Bayer AG	Germany	209,050	24,097
Draegerwerk AG & Co. KGaA	Germany	92,710	9,532
Getinge AB - Class B	Sweden	591,650	10,380
GlaxoSmithKline PLC	United Kingdom	749,200	15,577
Merck KGaA	Germany	251,030	28,601
MorphoSys AG*	Germany	256,240	15,054
QIAGEN NV*	Netherlands	378,752	10,994
Roche Holding AG	Switzerland	96,190	24,565
Sanofi	France	304,975	27,531
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	14,053
Sinopharm Group Co., Ltd.	China	2,825,200	13,105
Teva Pharmaceutical Industries, Ltd., ADR	Israel	795,050	25,513
UCB SA	Belgium	275,350	21,358

Total			240,360

Industrials (8.4%)
ABB, Ltd.*	Switzerland	828,830	19,387
BAE Systems PLC	United Kingdom	2,178,300	17,535
Cie de Saint-Gobain	France	497,070	25,525
CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	25,096
CRRC Corp., Ltd.	China	5,259,800	5,110

Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Deutsche Lufthansa AG	Germany	1,149,900	18,646
IHI Corp.*	Japan	2,731,000	8,610
Siemens AG	Germany	141,290	19,353
Siemens AG, ADR	Germany	101,560	6,957

Total			146,219

Information Technology (9.8%)
Baidu, Inc., ADR*	China	72,720	12,546
Catcher Technology Co., Ltd.	Taiwan	605,330	5,985
Infineon Technologies AG	Germany	1,081,590	22,090
Konica Minolta, Inc.	Japan	2,077,820	18,589
Omron Corp.	Japan	119,700	5,252
Quanta Computer, Inc.	Taiwan	4,807,820	9,777
Samsung Electronics Co., Ltd.	South Korea	30,140	55,520
SAP SE	Germany	157,730	15,477
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,068,665	25,343

Total			170,579

Materials (8.6%)
Akzo Nobel NV	Netherlands	336,140	27,874
CRH PLC	Ireland	558,050	19,647
Glencore PLC*	Switzerland	2,949,900	11,574
HeidelbergCement AG	Germany	249,870	23,393
LANXESS AG	Germany	334,970	22,474
Silver Wheaton Corp.	Canada	317,420	6,614
Sumitomo Metal Mining Co., Ltd.	Japan	1,034,700	14,717
thyssenkrupp AG	Germany	378,970	9,282
Yara International ASA	Norway	325,640	12,538

Total			148,113

Real Estate (1.3%)
Cheung Kong Property Holdings, Ltd.	Hong Kong	2,040,070	13,742
Mitsui Fudosan Co., Ltd.	Japan	448,000	9,553

Total			23,295

Telecommunication Services (9.6%)
China Mobile, Ltd.	China	1,336,200	14,623
China Telecom Corp., Ltd. - Class H	China	45,412,160	22,147
Singapore Telecommunications, Ltd.	Singapore	10,531,850	29,513
SoftBank Group Corp.	Japan	362,440	25,595
Telefonica Deutschland Holding AG	Germany	2,017,080	10,006
Telefonica SA	Spain	1,849,605	20,689
Telenor ASA	Norway	1,440,340	23,972
Vodafone Group PLC	United Kingdom	7,529,874	19,632

Total			166,177

Utilities (1.0%)
Innogy SE*	Germany	453,620	17,124

Total			17,124

Total Common Stocks
(Cost: $1,492,681)			1,681,479

Short-Term Investments (2.3%)

US Government & Agencies (2.3%)
Federal Farm Credit Bureau, 0.500%, 4/3/17 (r)	United States	5,900,000	5,900
Federal Home Loan Bank, 0.300%, 4/3/17 (r)	United States	22,300,000	22,300
Federal Home Loan Mortgage Corp., 0.700%, 4/3/17 (r)	United States	11,700,000	11,700

Total			39,900

Total Short-Term Investments
(Cost: $39,899)			39,900

Total Investments (99.4%)
(Cost: $1,532,580)(a)			1,721,379

Other Assets, Less
Liabilities (0.6%)			9,706

Net Assets (100.0%)			1,731,085

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $1,532,580 and the net unrealized appreciation of investments based on that cost was $188,799 which is comprised of $303,879 aggregate gross unrealized appreciation and $115,080 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Germany	14.5%
United Kingdom	13.8%
France	10.0%
Japan	9.8%
China	7.4%
South Korea	6.7%
Netherlands	6.2%
Switzerland	5.2%
Other	25.8%
Total	99.4%

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$211,073	$5,078	$-
All Others	1,465,328	-	-
Short-Term Investments	-	39,900	-
Total Assets:	$1,676,401	$44,978	$-

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.3%)
Astra International Tbk PT	Indonesia	22,821,700	14,772
Global Brands Group Holding, Ltd.*	Bermuda	15,928,000	1,701
Hero MotoCorp, Ltd.	India	174,500	8,657
Lojas Renner SA	Brazil	1,206,000	10,709
SACI Falabella	Chile	713,860	5,959
Truworths International, Ltd.	South Africa	1,274,000	8,224
Yum China Holdings, Inc.*	United States	384,267	10,452

Total			60,474

Consumer Staples (16.6%)
Ambev SA, ADR	Brazil	1,680,909	9,682
Amorepacific Corp.	South Korea	14,495	2,165
AMOREPACIFIC Group	South Korea	27,500	2,939
Astra Agro Lestari Tbk PT	Indonesia	2,126,200	2,378
BIM Birlesik Magazalar AS	Turkey	494,000	7,598
BRF SA	Brazil	518,556	6,395
Fomento Economico Mexicano SAB de CV, ADR	Mexico	172,000	15,226
Hindustan Unilever, Ltd.	India	639,100	8,974
ITC, Ltd.	India	3,546,000	15,331
Jeronimo Martins SGPS SA	Portugal	390,000	6,977
Magnit PJSC	Russia	84,000	13,823
Massmart Holdings, Ltd.	South Africa	544,000	5,521

Total			97,009

Energy (6.2%)
LUKOIL PJSC, ADR	Russia	271,792	14,394
Tenaris SA, ADR	Luxembourg	242,000	8,262
Ultrapar Participacoes SA	Brazil	584,113	13,363

Total			36,019

Financials (30.6%)
AIA Group, Ltd.	Hong Kong	2,932,800	18,491
Akbank TAS	Turkey	3,204,000	7,520
Banco Bradesco SA, ADR	Brazil	1,729,466	17,710
Banco Santander Chile, ADR	Chile	287,112	7,201
Bank Central Asia Tbk PT	Indonesia	2,764,500	3,433
Bank of the Philippine Islands	Philippines	2,033,680	4,102
Bank Pekao SA	Poland	208,000	6,929
Grupo Financiero Banorte SAB de CV	Mexico	2,427,288	13,968
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	256,300	6,451
Housing Development Finance Corp., Ltd.	India	990,603	22,881
Kotak Mahindra Bank, Ltd.	India	846,661	11,368
Public Bank Bhd	Malaysia	1,566,600	7,044
Standard Chartered PLC*	United Kingdom	651,400	6,227
Siam Commercial Bank PCL	Thailand	2,891,900	13,718
Turkiye Garanti Bankasi AS	Turkey	2,708,000	6,601

Total			153,644

Health Care (1.1%)
Genomma Lab Internacional SAB de CV - Class B*	Mexico	498,115	591
Richter Gedeon Nyrt	Hungary	264,000	5,995

Total			6,586

Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	46,108	7,988

Total			7,988

Information Technology (13.7%)
Infosys, Ltd.	India	375,200	5,908
NAVER Corp.	South Korea	15,598	11,926
Samsung Electronics Co., Ltd.	South Korea	15,363	28,300
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,267,290	26,580
Tata Consultancy Services, Ltd.	India	202,200	7,545

Total			80,259

Materials (9.3%)
BHP Billiton PLC	United Kingdom	298,800	4,614
Grasim Industries, Ltd.	India	535,500	8,661
Indocement Tunggal Prakarsa Tbk PT	Indonesia	3,700,800	4,610
The Siam Cement PCL	Thailand	930,000	14,615
UltraTech Cement, Ltd.	India	145,700	8,904
Vale SA, ADR	Brazil	1,400,000	13,300

Total			54,704

Real Estate (2.0%)
Ayala Land, Inc.	Philippines	20,202,000	13,307
Hang Lung Group, Ltd.	Hong Kong	889,000	3,792
Hang Lung Properties, Ltd.	Hong Kong	3,033,000	7,884
Multiplan Empreendimentos Imobiliarios SA	Brazil	374,000	7,920
Swire Pacific, Ltd.	Hong Kong	414,000	4,134

Total			37,037

Telecommunication Services (5.3%)
China Mobile, Ltd.	Hong Kong	1,693,000	18,528
MTN Group, Ltd.	South Africa	595,000	5,411
Taiwan Mobile Co., Ltd.	Taiwan	1,611,000	5,920
XL Axiata Tbk PT*	Indonesia	5,698,200	1,308

Total			31,167

Total Common Stocks
(Cost: $661,230)			564,887

Total Investments (96.5%)
(Cost: $661,230)(a)			564,887

Other Assets, Less
Liabilities (3.5%)			20,723

Net Assets (100.0%)			585,610

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $661,230 and the net unrealized depreciation of investments based on that cost was $96,343 which is comprised of $39,648 aggregate gross unrealized appreciation and $135,991 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
India	16.8%
Brazil	13.5%
Hong Kong	10.1%
South Korea	7.7%
Mexico	6.5%
Taiwan	5.5%
Other	36.4%
Total	96.5%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Financials	$139,926	$13,718	$-
All Others	411,243	-	-
Total Assets:	$551,169	$13,718	$-

Government Money Market Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Money Market Investments (99.5%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements (40.1%)
Tri-Party Bank of Montreal, 0.770%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $8,500,545, collateralized by various US Treasury obligations, 0.375% to 4.750%, due from 5/15/18 to 2/15/41, aggregate par and fair value of $8,484,858 and $8,689,158, respectively)	8,500,000	8,500
Tri-Party Bank of Nova Scotia, 0.790%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,317, collateralized by various US Treasury Notes, 1.625% to 1.750%, due from 8/31/19 to 5/15/23, aggregate par and fair value of $20,292,973 and $20,414,480, respectively)	20,000,000	20,000
Tri-Party Citigroup, 0.800%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $10,000,667, collateralized by US Treasury Note, 1.250%, due 3/31/21, par and fair value of $10,430,163 and $10,217,075, respectively)	10,000,000	10,000
Tri-Party Citigroup, 0.810%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,350, collateralized by various US government sponsored agency obligations and US Treasury Notes, 0.750% to 7.000%, due from 7/31/18 to 3/20/47, aggregate par and fair value of $19,529,220 and $20,373,617, respectively)	20,000,000	20,000
Tri-Party HSBC Securities, 0.750%, 4/4/17 (Purchased on 3/28/17, to be repurchased at $4,500,656, collateralized by various US Treasury Notes, 1.250% to 1.500%, due from 12/15/18 to 11/30/19, aggregate par and fair value of $4,591,390 and $4,595,109, respectively)	4,500,000	4,500
Tri-Party HSBC Securities, 0.780%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $30,001,950, collateralized by various US Treasury obligations, 0.982% to 2.500%, due from 4/30/18 to 8/15/23, aggregate par and fair value of $30,270,233 and $30,633,119, respectively)	30,000,000	30,000
Tri-Party Mitsubishi UFJ, 0.790%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,317, collateralized by various US government sponsored agency obligations, 2.290% to 3.500%, due from 11/1/26 to 10/1/46, aggregate par and fair value of $20,061,726 and $20,619,541, respectively)	20,000,000	20,000
Tri-Party Mizuho Securities, 0.810%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,350, collateralized by various US Treasury obligations, 1.250% to 1.375%, due from 7/31/18 to 10/31/18, aggregate par and fair value of $20,370,294 and $20,407,679, respectively)	20,000,000	20,000
Tri-Party Morgan Stanley, 0.760%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,267, collateralized by US Treasury Note, 2.250%, due 11/15/24, par and fair value of $20,497,091 and $20,446,053, respectively)	20,000,000	20,000
Tri-Party RBC Capital Markets, 0.780%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,300, collateralized by various US Treasury obligations, 0.000% to 3.000%, due from 8/15/18 to 11/15/45, aggregate par and fair value of $20,561,377 and $20,440,516, respectively)	20,000,000	20,000
Tri-Party TD Securities, 0.810%, 4/3/17 (Purchased on 3/31/17, to be repurchased at $20,001,350, collateralized by various US government sponsored agency obligations, 3.500% to 4.000%, due from 12/1/46 to 2/1/47, aggregate par and fair value of $19,876,003 and $20,644,947, respectively)	20,000,000	20,000

Total		193,000

US Government & Agencies (59.4%)
Federal Farm Credit Bank, 0.600%, 7/11/17 (r)	3,115,000	3,110
Federal Farm Credit Bank, 0.690%, 9/29/17 (r)	2,380,000	2,372
Federal Farm Credit Bank, 0.860%, 1/11/18 (r)	3,195,000	3,173
Federal Farm Credit Bank, 0.870%, 9/5/17	5,060,000	5,059
Federal Farm Credit Bank, 0.987%, 9/22/17	4,500,000	4,500
Federal Farm Credit Bank, 1.010%, 4/4/18	2,065,000	2,065
Federal Farm Credit Bank, 1.033%, 4/20/17	4,000,000	4,000
Federal Home Loan Bank, 0.490%, 4/11/17 (r)	4,300,000	4,299
Federal Home Loan Bank, 0.540%, 4/7/17 (r)	13,050,000	13,049
Federal Home Loan Bank, 0.540%, 5/3/17 (r)	6,075,000	6,072

Money Market Investments (99.5%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Bank, 0.540%, 5/10/17 (r)	6,420,000	6,416
Federal Home Loan Bank, 0.550%, 5/1/17 (r)	3,000,000	2,999
Federal Home Loan Bank, 0.550%, 5/12/17 (r)	3,500,000	3,498
Federal Home Loan Bank, 0.625%, 5/30/17	4,240,000	4,239
Federal Home Loan Bank, 0.640%, 8/1/17 (r)	5,790,000	5,777
Federal Home Loan Bank, 0.640%, 8/11/17 (r)	10,875,000	10,849
Federal Home Loan Bank, 0.650%, 5/4/17	2,535,000	2,535
Federal Home Loan Bank, 0.670%, 8/25/17 (r)	3,005,000	2,997
Federal Home Loan Bank, 0.688%, 5/10/17	4,500,000	4,500
Federal Home Loan Bank, 0.690%, 8/23/17 (r)	2,500,000	2,493
Federal Home Loan Bank, 0.690%, 8/30/17 (r)	6,000,000	5,982
Federal Home Loan Bank, 0.741%, 4/13/18	10,025,000	10,025
Federal Home Loan Bank, 0.750%, 10/18/17 (r)	3,795,000	3,779
Federal Home Loan Bank, 0.790%, 3/13/18	4,635,000	4,635
Federal Home Loan Bank, 0.812%, 8/25/17	2,750,000	2,750
Federal Home Loan Bank, 0.814%, 7/9/18	5,000,000	5,000
Federal Home Loan Bank, 0.863%, 11/8/17	1,400,000	1,400
Federal Home Loan Bank, 0.875%, 3/19/18	4,000,000	3,991
Federal Home Loan Bank, 0.889%, 7/7/17	6,000,000	6,000
Federal Home Loan Bank, 0.910%, 9/20/17 (r)	4,500,000	4,480
Federal Home Loan Bank, 0.910%, 9/22/17 (r)	2,000,000	1,991
Federal Home Loan Bank, 0.912%, 8/22/17	2,500,000	2,500
Federal Home Loan Bank, 0.924%, 2/5/18	3,000,000	3,000
Federal Home Loan Bank, 0.956%, 10/27/17	2,300,000	2,300
Federal Home Loan Bank, 0.956%, 3/22/18	2,500,000	2,500
Federal Home Loan Bank, 0.957%, 10/27/17	4,755,000	4,755
Federal Home Loan Bank, 1.013%, 10/16/17	3,600,000	3,600
Federal Home Loan Bank, 1.375%, 3/9/18	3,500,000	3,509
Federal Home Loan Mortgage Corp., 0.480%, 4/6/17 (r)	2,655,000	2,655
Federal Home Loan Mortgage Corp., 0.500%, 5/15/17 (r)	5,340,000	5,337
Federal Home Loan Mortgage Corp., 0.520%, 5/10/17 (r)	4,030,000	4,028
Federal Home Loan Mortgage Corp., 0.688%, 5/9/18	2,500,000	2,500
Federal Home Loan Mortgage Corp., 0.730%, 10/16/17 (r)	7,830,000	7,799
Federal Home Loan Mortgage Corp., 0.750%, 7/14/17	1,500,000	1,500
Federal Home Loan Mortgage Corp., 0.800%, 8/2/17 (r)	3,870,000	3,859
Federal Home Loan Mortgage Corp., 0.830%, 8/3/17 (r)	7,620,000	7,598
Federal Home Loan Mortgage Corp., 0.979%, 1/8/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 0.988%, 1/12/18	2,145,000	2,145
Federal Home Loan Mortgage Corp., 1.000%, 9/29/17	3,180,000	3,184
Federal Home Loan Mortgage Corp., 1.106%, 7/21/17	3,400,000	3,399
Federal Home Loan Mortgage Corp., 1.126%, 3/8/18	4,000,000	4,000
Federal National Mortgage Association, 0.510%, 4/3/17 (r)	9,590,000	9,590
Federal National Mortgage Association, 0.530%, 5/1/17 (r)	6,625,000	6,622
Federal National Mortgage Association, 0.630%, 6/1/17 (r)	1,175,000	1,174
Federal National Mortgage Association, 0.760%, 6/1/17	6,500,000	6,492
Federal National Mortgage Association, 0.875%, 10/26/17	6,215,000	6,220
Federal National Mortgage Association, 0.880%, 3/28/18	3,200,000	3,193
US Treasury Bill, 0.605%, 4/27/17 (r)	4,500,000	4,498
US Treasury Bill, 0.905%, 9/28/17 (r)	4,500,000	4,480
US Treasury Floating Rate Note, 0.856%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.859%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 0.950%, 10/31/17	5,554,400	5,554
US Treasury Floating Rate Note, 1.054%, 1/31/18	2,120,000	2,120
US Treasury Note, 0.750%, 2/28/18	5,670,000	5,661
US Treasury Note, 0.875%, 10/15/17	3,105,000	3,107

Total		286,056

Total Money Market Investments
(Cost: $479,056)		479,056

Total Investments (99.5%)
(Cost: $479,056)(a)		479,056

Other Assets, Less
Liabilities (0.5%)		2,373

Net Assets (100.0%)		481,429

(r)	Rates are discount rates at the time of purchase.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$-	$479,056	$-
Total Assets:	$-	$479,056	$-

See above Schedule of Investments for values of each.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Corporate Bonds (51.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
Harris Corp., 1.999%, 4/27/18	755,000	756
Rockwell Collins, Inc., 1.950%, 7/15/19	205,000	205

Total		961

Autos & Vehicle Parts (3.5%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	750
American Honda Finance Corp., 2.125%, 10/10/18	250,000	252
Daimler Finance North America LLC, 1.750%, 10/30/19 144A	480,000	475
Daimler Finance North America LLC, 1.894%, 8/1/18 144A	850,000	856
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	126
Delphi Automotive PLC, 3.150%, 11/19/20	510,000	520
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	1,160,000	1,160
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	255,000	254
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	251
General Motors Financial Co., Inc., 2.350%, 10/4/19	505,000	506
General Motors Financial Co., Inc., 3.100%, 1/15/19	295,000	300
General Motors Financial Co., Inc., 3.500%, 7/10/19	140,000	144
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	333
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	213
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	401
Hyundai Capital America, 2.500%, 3/18/19 144A	630,000	632
Hyundai Capital Services, Inc., 3.500%, 9/13/17 144A	600,000	604
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	335
Nissan Motor Acceptance Corp., 1.950%, 9/12/17 144A	550,000	550
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	395
Volkswagen Group of America Finance LLC, 1.250%, 5/23/17 144A	750,000	750

Total		9,807

Banking (14.4%)
ABN AMRO Bank NV, 2.100%, 1/18/19 144A	540,000	540
Ally Financial, Inc., 3.250%, 11/5/18	610,000	614
Ally Financial, Inc., 3.500%, 1/27/19	425,000	428
American Express Credit Corp., 2.200%, 3/3/20	700,000	701
Banco de Credito del Peru / Panama, 2.250%, 10/25/19 144A	200,000	198
Bank of America Corp., 2.000%, 1/11/18	600,000	602
Bank of America Corp., 2.190%, 1/20/23	665,000	674
Bank of America Corp., 2.503%, 10/21/22	280,000	273
Bank of America Corp., 2.600%, 1/15/19	765,000	773
Bank of America Corp., 2.625%, 4/19/21	500,000	499
Bank of America Corp., 2.650%, 4/1/19	190,000	192
Bank of America Corp., 6.000%, 9/1/17	500,000	509
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	250
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	126
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A	1,145,000	1,145
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	790
Barclays Bank PLC, 6.050%, 12/4/17 144A	710,000	729
Barclays PLC, 2.635%, 1/10/23	945,000	955
BPCE SA, 2.500%, 12/10/18	1,200,000	1,208
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	415
Capital One Financial Corp., 2.350%, 1/31/20	455,000	455
Capital One NA, 1.850%, 9/13/19	655,000	649
Capital One NA, 2.350%, 8/17/18	260,000	262
Citigroup, Inc., 1.550%, 8/14/17	520,000	520
Citigroup, Inc., 1.750%, 5/1/18	350,000	350
Citigroup, Inc., 1.800%, 1/10/20	680,000	682
Citigroup, Inc., 1.850%, 11/24/17	860,000	861
Citigroup, Inc., 2.050%, 6/7/19	235,000	235
Citigroup, Inc., 2.900%, 12/8/21	675,000	678
Citizens Bank NA, 2.250%, 3/2/20	565,000	564
Citizens Bank NA, 2.500%, 3/14/19	525,000	528
Citizens Bank NA, 2.550%, 5/13/21	250,000	249
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	35
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	917
Credit Argricole SA, 2.440%, 1/10/22 144A	385,000	388
Credit Suisse AG, 1.375%, 5/26/17	300,000	300
Credit Suisse AG, 1.920%, 9/12/17	650,000	652
Danske Bank A/S, 2.200%, 3/2/20 144A	620,000	619
Discover Bank, 2.000%, 2/21/18	515,000	515
Discover Bank, 2.600%, 11/13/18	590,000	595
Discover Financial Services, 6.450%, 6/12/17	735,000	741
The Goldman Sachs Group, Inc., 2.142%, 4/26/22	665,000	670
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	370,000	370
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	96
The Goldman Sachs Group, Inc., 6.150%, 4/1/18	1,330,000	1,386
HSBC Bank USA NA, 6.000%, 8/9/17	250,000	254
HSBC USA, Inc., 1.500%, 11/13/17	900,000	900
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,180
ING Groep NV, 2.302%, 3/29/22	335,000	336
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	250
JPMorgan Chase & Co., 1.656%, 3/9/21	675,000	672
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	851
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	253
Mitsubishi UFJ Financial Group, Inc., 1.970%, 2/22/22	390,000	391
Mizuho Bank Ltd., 2.150%, 10/20/18 144A	245,000	245
Morgan Stanley, 2.125%, 4/25/18	1,890,000	1,897
Morgan Stanley, 6.625%, 4/1/18	325,000	340
Morgan Stanley, 7.300%, 5/13/19	250,000	276
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	341
PNC Bank NA, 4.875%, 9/21/17	250,000	254
Regions Bank, 7.500%, 5/15/18	250,000	265
Santander UK Group Holdings PLC, 2.875%, 10/16/20	145,000	145
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19	680,000	670
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	198
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	250,000	249
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	468
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,100
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	355
UBS Group Funding AG, 2.376%, 5/23/23 144A	675,000	676
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	257
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21 144A	385,000	386
Wells Fargo & Co., 2.153%, 1/24/23	960,000	971
Wells Fargo & Co., 5.625%, 12/11/17	600,000	616

Total		39,734

Basic Materials (1.3%)
Hewlett Packard Enterprise Co., 2.450%, 10/5/17	1,210,000	1,214
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,099
International Paper Co., 7.950%, 6/15/18	1,155,000	1,237

Total		3,550

Builders & Building Materials (0.6%)
Martin Marietta Materials, Inc., 2.252%, 6/30/17	480,000	481
Stanley Black & Decker, Inc., 1.622%, 11/17/18	65,000	65
Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,155,000	1,167

Total		1,713

Chemicals (0.5%)
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	529
LyondellBasell Industries NV, 5.000%, 4/15/19	199,000	210
LyondellBasell Industries NV, 6.000%, 11/15/21	280,000	317
Solvay Finance America LLC, 3.400%, 12/3/20 144A	415,000	427

Total		1,483

Conglomerate & Diversified Manufacturing (0.4%)
Fortive Corp., 1.800%, 6/15/19 144A	65,000	64
Roper Technologies, Inc., 2.050%, 10/1/18	865,000	868
Roper Technologies, Inc., 2.800%, 12/15/21	205,000	205
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	92

Total		1,229

Consumer Products & Retailing (2.1%)
AutoZone, Inc., 1.625%, 4/21/19	65,000	64
Brinker International, Inc., 2.600%, 5/15/18	735,000	736
CVS Health Corp., 1.900%, 7/20/18	460,000	461
CVS Health Corp., 2.250%, 12/5/18	250,000	252
Dollar General Corp., 4.125%, 7/15/17	550,000	554
Dollar Tree, Inc., 5.250%, 3/1/20	125,000	129
Imperial Brands Finance PLC, 2.050%, 2/11/18 144A	1,335,000	1,336
Newell Brands, Inc., 2.050%, 12/1/17	815,000	818
Newell Brands, Inc., 2.150%, 10/15/18	375,000	377
Newell Brands, Inc., 2.600%, 3/29/19	133,000	135
Reynolds American, Inc., 2.300%, 6/12/18	355,000	357
Reynolds American, Inc., 8.125%, 6/23/19	160,000	180
Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	450,000	450

Total		5,849

Electric Utilities (3.5%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	252
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	255
Dominion Resources, Inc., 1.500%, 9/30/18 144A	315,000	312
Dominion Resources, Inc., 1.875%, 1/15/19	225,000	225
Dominion Resources, Inc., 2.125%, 2/15/18 144A	465,000	465
Dominion Resources, Inc., 2.962%, 7/1/19	145,000	147
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	160
Duke Energy Corp., 2.100%, 6/15/18	115,000	115
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	365,000	370
FirstEnergy Corp., 2.750%, 3/15/18	545,000	547
Great Plains Energy, Inc., 2.500%, 3/9/20	390,000	392
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	506
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	189
NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	135,000	135
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/19	165,000	166
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	585,000	593
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	590
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	405
San Diego Gas & Electric Co., 1.914%, 2/1/22	153,572	152
The Southern Co., 1.550%, 7/1/18	165,000	164
The Southern Co., 1.850%, 7/1/19	575,000	572
The Southern Co., 2.350%, 7/1/21	125,000	123
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	141
Southern Power Co., 1.850%, 12/1/17	125,000	125
TECO Finance, Inc., 1.610%, 4/10/18	590,000	590
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17	1,915,000	1,915

Total		9,711

Energy (2.0%)
Cameron International Corp., 1.400%, 6/15/17	300,000	300
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	265,000	265
Canadian Natural Resources, Ltd., 5.700%, 5/15/17	600,000	603
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	260
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	794
China Shenhua Overseas Capital Co., Ltd., 2.500%, 1/20/18	1,005,000	1,009
ConocoPhillips, 5.200%, 5/15/18	65,000	68
ConocoPhillips Co., 1.050%, 12/15/17	335,000	334
Encana Corp., 6.500%, 5/15/19	65,000	70
Marathon Oil Corp., 6.000%, 10/1/17	355,000	363
Murphy Oil Corp., 3.500%, 12/1/17	500,000	500
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	105
NiSource Finance Corp., 6.400%, 3/15/18	10,000	10
NiSource Finance Corp., 6.800%, 1/15/19	505,000	546
Sempra Energy, 6.150%, 6/15/18	250,000	263

Total		5,490

Finance (0.9%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	405,000	408
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 2/1/22	475,000	488
Air Lease Corp., 2.125%, 1/15/18	185,000	185
Air Lease Corp., 2.125%, 1/15/20	570,000	566
GATX Corp., 2.375%, 7/30/18	525,000	529
GATX Corp., 2.500%, 7/30/19	50,000	50
GATX Corp., 2.600%, 3/30/20	335,000	339

Total		2,565

Food & Beverage (1.2%)
Bunge, Ltd. Finance Corp., 3.200%, 6/15/17	1,145,000	1,149
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	241
Bunge, Ltd. Finance Corp., 8.500%, 6/15/19	50,000	57
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	327
Danone SA, 1.691%, 10/30/19 144A	1,070,000	1,056
Heineken NV, 1.400%, 10/1/17 144A	280,000	280
Mead Johnson Nutrition Co., 3.000%, 11/15/20	130,000	132

Total		3,242

Foreign Agencies (0.2%)
Petroleos Mexicanos, 3.500%, 7/23/20	580,000	585

Total		585

Gaming/Leisure/Lodging (0.2%)
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	450,000	462

Total		462

Healthcare (1.1%)
Abbott Laboratories, 2.350%, 11/22/19	1,115,000	1,120
Abbott Laboratories, 2.900%, 11/30/21	480,000	482
AmerisourceBergen Corp., 1.150%, 5/15/17	250,000	250
Express Scripts Holding Co., 1.250%, 6/2/17	400,000	400
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	70
Express Scripts Holding Co., 3.300%, 2/25/21	15,000	15
McKesson Corp., 1.400%, 3/15/18	275,000	274
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	340
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	66

Total		3,017

Insurance (2.4%)
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	201
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	502
Anthem, Inc., 2.300%, 7/15/18	435,000	437
Aon PLC, 2.800%, 3/15/21	570,000	572
Chubb INA Holdings, Inc., 5.800%, 3/15/18	250,000	260
CNA Financial Corp., 6.950%, 1/15/18	130,000	135
CNA Financial Corp., 7.350%, 11/15/19	225,000	254
Fidelity National Financial, Inc., 6.600%, 5/15/17	1,090,000	1,096
Humana, Inc., 2.625%, 10/1/19	190,000	192
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	162
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	524
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	238
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	444
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	252
Reinsurance Group of America, Inc., 6.450%, 11/15/19	115,000	127
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	147
UNUM Group, 3.000%, 5/15/21	620,000	621
XLIT, Ltd., 2.300%, 12/15/18	380,000	382

Total		6,646

Media (1.6%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20	640,000	658
CSC Holdings LLC, 10.875%, 10/15/25 144A	400,000	481
The Interpublic Group of Companies, Inc., 2.250%, 11/15/17	850,000	853
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	59
Omnicom Group, Inc., 6.250%, 7/15/19	615,000	671
S&P Global, Inc., 2.500%, 8/15/18	105,000	106
Time Warner Cable LLC, 5.850%, 5/1/17	650,000	652
Time Warner Cable LLC, 6.750%, 7/1/18	270,000	286
Time Warner Cable LLC, 8.250%, 4/1/19	445,000	496
Time Warner, Inc., 2.100%, 6/1/19	250,000	250

Total		4,512

Metals & Mining (0.4%)
Anglo American Capital PLC, 2.625%, 9/27/17 144A	270,000	270
Goldcorp, Inc., 2.125%, 3/15/18	935,000	937

Total		1,207

Oil & Gas (1.1%)
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	500
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	779
Exxon Mobil Corp., 1.470%, 3/6/22	1,110,000	1,117
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	250
Total Capital SA, 2.125%, 8/10/18	250,000	251

Total		2,897

Pharmaceuticals (2.8%)
AbbVie, Inc., 1.800%, 5/14/18	575,000	576
AbbVie, Inc., 2.300%, 5/14/21	375,000	370
Actavis Funding SCS, 2.350%, 3/12/18	625,000	628
Actavis Funding SCS, 2.450%, 6/15/19	100,000	101
Actavis, Inc., 1.875%, 10/1/17	445,000	446
Baxalta, Inc., 1.936%, 6/22/18	225,000	225
Baxalta, Inc., 2.000%, 6/22/18	80,000	80
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	443
Biogen, Inc., 2.900%, 9/15/20	230,000	234
Celgene Corp., 1.900%, 8/15/17	500,000	500
Celgene Corp., 2.125%, 8/15/18	10,000	10
Celgene Corp., 2.250%, 5/15/19	340,000	342
Celgene Corp., 2.300%, 8/15/18	85,000	86
Perrigo Co. PLC, 2.300%, 11/8/18	435,000	437
Perrigo Finance Unlimited Co., 3.500%, 3/15/21	200,000	204
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19	1,335,000	1,325
Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	650,000	646
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	675,000	667
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	545,000	526

Total		7,846

Pipelines (1.5%)
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	211
DCP Midstream Operating LP, 2.500%, 12/1/17	1,555,000	1,551
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	270
Kinder Morgan Energy Partners LP, 5.950%, 2/15/18	205,000	212
Kinder Morgan Finance Co. LLC, 6.000%, 1/15/18 144A	255,000	263
ONEOK Partners LP, 3.200%, 9/15/18	250,000	254
Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/1/17	50,000	51
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	880,000	948
Spectra Energy Partners LP, 2.950%, 9/25/18	385,000	390

Total		4,150

Real Estate Investment Trusts (1.5%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	396
Brixmor Operating Partnership LP, 3.875%, 8/15/22	80,000	82
DDR Corp., 4.750%, 4/15/18	485,000	496
Kimco Realty Corp., 6.875%, 10/1/19	90,000	100
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	250
Simon Property Group LP, 2.350%, 1/30/22	290,000	285
Ventas Realty LP, 1.250%, 4/17/17	500,000	500
Ventas Realty LP / Ventas Capital Corp., 4.000%, 4/30/19	435,000	450
VEREIT Operating Partnership LP, 3.000%, 2/6/19	580,000	582
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 9/15/17 144A	300,000	300
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	405,000	409
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	245

Total		4,095

Services (0.8%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	870,000	874
JD.com, Inc., 3.125%, 4/29/21	920,000	917
QVC, Inc., 3.125%, 4/1/19	110,000	112
Republic Services, Inc., 5.500%, 9/15/19	250,000	270

Total		2,173

Technology (3.2%)
Amphenol Corp., 1.550%, 9/15/17	515,000	515
Anstock II, Ltd., 2.125%, 7/24/17	925,000	924
Apple, Inc., 1.538%, 2/9/22	930,000	938
Arrow Electronics, Inc., 6.875%, 6/1/18	435,000	458
Baidu, Inc., 2.750%, 6/9/19	590,000	595
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20 144A	750,000	750
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22 144A	700,000	699
DXC Technology Co., 2.875%, 3/27/20	445,000	449
Fidelity National Information Services, Inc., 1.450%, 6/5/17	250,000	250
Fidelity National Information Services, Inc., 2.250%, 8/15/21	490,000	480
Hewlett Packard Enterprise Co., 2.850%, 10/5/18	425,000	430
Keysight Technologies, Inc., 3.300%, 10/30/19	1,220,000	1,239
Seagate HDD Cayman, 3.750%, 11/15/18	285,000	292
Tencent Holdings, Ltd., 2.000%, 5/2/17 144A	350,000	350
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	202
Xerox Corp., 5.625%, 12/15/19	155,000	166

Total		8,737

Telecommunications (1.7%)
AT&T, Inc., 2.300%, 3/11/19	625,000	628
British Telecommunications PLC, 2.350%, 2/14/19	250,000	251
Crown Castle International Corp., 2.250%, 9/1/21	195,000	190
Crown Castle International Corp., 3.400%, 2/15/21	385,000	392
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	882
SBA Tower Trust, 2.240%, 4/16/18 144A	180,000	180
SBA Tower Trust, 2.877%, 7/15/21 144A	155,000	154
SBA Tower Trust, 2.933%, 12/11/17 144A	945,000	946
SBA Tower Trust, 3.156%, 10/15/20 144A	635,000	638
Telefonica Emisiones SAU, 3.192%, 4/27/18	250,000	253
Verizon Communications, Inc., 1.100%, 11/1/17	200,000	200

Total		4,714

Transportation (1.9%)
Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	780
Delta Air Lines, Inc., 2.875%, 3/13/20	295,000	297
ERAC USA Finance LLC, 2.800%, 11/1/18 144A	325,000	329
ERAC USA Finance LLC, 6.375%, 10/15/17 144A	385,000	394
HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	644,000	644
Kansas City Southern, 2.350%, 5/15/20	450,000	446
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	1,175,000	1,190
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 144A	705,000	716
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.750%, 5/11/17 144A	130,000	130
Southwest Airlines Co., 2.750%, 11/6/19	280,000	284
Union Pacific Corp., 2.250%, 2/15/19	85,000	86

Total		5,296

Total Corporate Bonds
(Cost: $141,321)		141,671

Governments (7.7%)

Foreign Agencies (0.1%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	350

Total		350

US Government and Agencies (7.6%)
US Treasury, 0.750%, 10/31/18	1,300,000	1,291
US Treasury, 0.875%, 6/15/19	1,715,000	1,699
US Treasury, 1.000%, 11/15/19	14,050,000	13,895
US Treasury, 1.250%, 12/31/18	2,610,000	2,611
US Treasury, 1.375%, 5/31/21	1,000,000	982
US Treasury, 1.750%, 9/30/19	450,000	454

Total		20,932

Total Governments
(Cost: $21,356)		21,282

Municipal Bonds (0.7%)

Municipal Bonds (0.7%)
Province of Ontario Canada, 2.000%, 9/27/18 RB	1,000,000	1,005
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	191
State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	479
University of California, Series 2011Y-1, 1.483%, 7/1/41 RB	270,000	270

Total Municipal Bonds
(Cost: $1,935)		1,945

Structured Products (36.4%)

Structured Products (36.4%)
AEP Texas Central Transition Funding II LLC, 5.170%, 1/1/18	226,314	230
Ally Auto Receivables Trust, Series 2014-1, Class C, 2.040%, 12/15/19	75,000	75
Ally Auto Receivables Trust, Series 2015-2, Class C, 2.410%, 1/15/21 144A	505,000	508
Ally Auto Receivables Trust, Series 2017-2, Class C, 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2014-1, Class D, 2.480%, 2/15/21	75,000	75
Ally Auto Receivables Trust, Series 2016-1, Class D, 2.840%, 9/15/22	180,000	182
Ally Auto Receivables Trust, Series 2017-2, Class D, 2.930%, 11/15/23	95,000	95
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,045,000	1,046
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20	1,195,000	1,196
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 1/15/20	1,000,000	1,000
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20	1,775,000	1,777
AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/8/20	75,000	75
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	385,000	383
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	358,852	359
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	299,938	300
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	220,000	220
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	220,000	222
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	520,000	525
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	175,000	176
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.000%, 6/8/21	245,000	248
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.340%, 8/8/21	310,000	314
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	170,002	170
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	519
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	493,479	493
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A3, 1.930%, 3/11/19 144A	700,633	702
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A2, 1.460%, 4/10/19 144A	150,000	150

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A2, 1.750%, 11/13/18 144A	164,259	164
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	275,000	276
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	155,000	156
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	655,000	658
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/20 144A	135,000	137
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.660%, 2/20/20 144A	670,000	684
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.717%, 6/15/28 144A	475,000	477
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1, 1.957%, 2/15/50	142,941	142
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/19	215,000	214
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/20	325,000	326
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.510%, 2/16/21	130,000	130
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	120,000	120
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	320,000	320
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	174
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.720%, 1/22/19	930,000	931
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	250,000	250
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	240,000	240
Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.220%, 5/20/19	170,000	172
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	215,879	216
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 3/16/20	318,868	319
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.380%, 11/15/19	197,284	197
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/21	400,000	397
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	315,000	314
CarMax Auto Owner Trust, Series 2016-1, Class A3, 1.610%, 11/16/20	500,000	500
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	250
CarMax Auto Owner Trust, Series 2015-3, Class D, 3.270%, 3/15/22	220,000	221
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	182,390	182
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	195,766	196
CCG Receivables Trust, Series 2015-1, Class B, 2.600%, 1/17/23 144A	370,000	371
CD Commercial Mortgage Trust, Series 2017-CD3, Class A1, 1.965%, 2/10/50	152,536	152
CD Mortgage Trust, Series 2016-CD2, Class A1, 1.848%, 11/10/49	649,994	646
CD Mortgage Trust, Series 2007-CD5, Class AMA, 6.159%, 11/15/44	565,000	576
Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/21	985,000	978
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 1/15/20 144A	130,000	130
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/21 144A	125,000	125
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	137,018	136
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	172,789	173
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	375,971	375
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	347,653	345
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	137,484	137
CNH Equipment Trust, Series 2013-B, Class A4, 0.990%, 11/15/18	657,640	657
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	503,255	503
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	258
CNH Equipment Trust, Series 2016-A, Class A3, 1.480%, 4/15/21	350,000	349
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,150,000	1,151
CNH Equipment Trust, Series 2015-C, Class B, 2.400%, 2/15/23	570,000	572
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	117,427	117
Commercial Mortgage Pass Through Certificates, Series 2014-CR21, Class A1, 1.494%, 12/10/47	57,585	57
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	58,724	59
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	299,140	298
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1, 1.667%, 7/10/50	452,828	453
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1, 1.737%, 8/10/48	275,862	275
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	30,353	30
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2, 3.221%, 10/10/48	605,000	621
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.728%, 7/10/38	212,013	212
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	612,683	609
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	53,249	53
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	265,632	264
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.747%, 11/15/48	77,473	77
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	646,800	650
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	77,477	77
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	127,914	128
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	109,330	109
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	123,282	123
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/22	370,000	367
Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 3/15/21	1,155,000	1,154
Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640%, 7/15/21	1,230,000	1,230
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	684,856	694
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	181,837	182
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.590%, 2/22/21 144A	338,046	338
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	605,000	604
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 1.830%, 9/20/21 144A	941,712	941
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.130%, 7/20/22 144A	200,000	200
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 2.127%, 9/25/29	560,000	561
Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1, 2.282%, 4/25/29	326,239	328
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 2.282%, 7/25/29	381,006	383
Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 3.082%, 8/25/28	454,843	460
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.132%, 9/25/28	130,861	133
FDIC Guaranteed Notes Trust 2012-S2, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	190,651	190
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	1,661,403	1,607
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 1.882%, 10/25/27	133,792	134
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	555,209	554
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M1, 2.082%, 5/25/25	72,892	73
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.182%, 8/25/29	501,756	504
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.182%, 7/25/29	247,724	249
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.432%, 7/25/28	305,492	307
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 2.732%, 9/25/28	161,397	162
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	113,127	116
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	10,996	11
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	157,885	168
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	11,803	13
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	4,184	5
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	69,363	78
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	24,336	28
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	5,980	7
Federal National Mortgage Association, 1.482%, 11/25/46	1,384,805	1,383
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	305,374	306
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	483,305	483
Federal National Mortgage Association, 2.500%, 10/1/22	820,795	833
Federal National Mortgage Association, 2.500%, 12/1/22	206,999	210
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	311,154	315
Federal National Mortgage Association, 3.000%, 6/1/22	235,398	242
Federal National Mortgage Association, 3.000%, 4/1/24	535,064	550
Federal National Mortgage Association, 3.000%, 8/1/28	549,153	564
Federal National Mortgage Association, 3.000%, 2/1/30	155,788	160
Federal National Mortgage Association, 3.000%, 4/1/30	261,202	268
Federal National Mortgage Association, 3.000%, 7/1/30	623,256	640
Federal National Mortgage Association, 3.000%, 9/1/30	316,801	325
Federal National Mortgage Association, 3.500%, 5/1/27	1,047,960	1,092
Federal National Mortgage Association, 3.500%, 11/1/44	1,186,780	1,219
Federal National Mortgage Association, 3.500%, 4/1/46	3,075,615	3,148
Federal National Mortgage Association, 4.000%, 2/1/29	1,255,431	1,322
Federal National Mortgage Association, 4.500%, 5/1/40	198,030	213
Federal National Mortgage Association, 4.500%, 9/1/40	186,943	201
Federal National Mortgage Association, 4.500%, 2/1/44	699,139	750
Federal National Mortgage Association, 5.000%, 10/1/33	251,872	276
Federal National Mortgage Association, 5.500%, 8/1/37	143,155	160
Federal National Mortgage Association, 5.500%, 2/1/38	530,234	593
Federal National Mortgage Association, 6.000%, 8/1/22	77,239	82
Federal National Mortgage Association, 6.000%, 3/1/34	117,360	134
Federal National Mortgage Association, 6.000%, 8/1/34	329,735	377
Federal National Mortgage Association, 6.000%, 11/1/34	13,163	15
Federal National Mortgage Association, 6.000%, 12/1/34	4,073	5
Federal National Mortgage Association, 6.000%, 4/1/35	7,810	9
Federal National Mortgage Association, 6.000%, 5/1/38	5,728	6
Federal National Mortgage Association, 6.000%, 10/1/40	286,593	324
Federal National Mortgage Association, 6.500%, 7/1/32	38,678	45
Federal National Mortgage Association, 6.500%, 12/1/32	43,647	50
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	500,000	500
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/19	323,814	324
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	376,257	376
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.420%, 8/15/19	400,000	400
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.500%, 1/15/20	575,000	577
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A1, 1.400%, 8/15/19	1,150,000	1,150
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A1, 1.550%, 7/15/21	490,000	487
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B, 1.750%, 7/15/21	190,000	188
Ford Credit Floorplan Master Owner Trust A, Series 2013-4, Class C, 2.290%, 6/15/20	1,070,000	1,073
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	415,000	415
GM Financial Leasing Trust, Series 2017-1, Class A4, 2.260%, 8/20/20	75,000	75
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1, 1.960%, 5/17/21 144A	395,000	396
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.410%, 5/17/21 144A	125,000	126
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C, 2.850%, 5/17/21 144A	100,000	100
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C, 2.970%, 1/18/22 144A	260,000	261
Government National Mortgage Association, 3.500%, 12/20/42	12,276	13
Government National Mortgage Association, 3.500%, 9/20/43	181,502	189
Government National Mortgage Association, 5.000%, 3/20/34	663,830	738
Government National Mortgage Association, 5.500%, 6/20/37	161,002	178
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2, 1.720%, 4/22/19 144A	100,000	100
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	350,000	350
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.060%, 6/22/20 144A	100,000	100
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	83,360	82
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	222,501	222
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	191,641	191
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.477%, 7/25/44 144A	79,817	79
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 144A	175,000	175
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.960%, 12/26/28 144A	100,000	100
Huntington Auto Trust, Series 2016-1, Class A4, 1.930%, 4/15/22	325,000	323
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	315,732	316
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 1.520%, 10/15/19 144A	150,000	150
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	175,000	175
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	289
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Lease Securitization Trust, Series 16-C, Class B, 1.860%, 5/17/21 144A	285,000	283
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	155,749	156
Hyundai Auto Receivables Trust, Series 2017-A, Class B, 2.380%, 4/17/23	150,000	150
John Deere Owner Trust, Series 2016-B, Class A3, 1.250%, 6/15/20	215,000	214
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	143,731	144
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	345,000	344
John Deere Owner Trust, Series 2016-B, Class A4, 1.490%, 5/15/23	105,000	104
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1, 1.462%, 8/15/49	252,068	248
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.939%, 4/17/45	29,245	29
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	183,291	182
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	373,165	371
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	370,990	370
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.626%, 5/15/48	149,488	149
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	609,536	608
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	605,000	601
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A	1,500,000	1,503
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.350%, 8/15/19	160,000	160
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	400,000	400
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/57 144A	122,790	122
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	176,155	176
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.480%, 6/15/20 144A	305,000	304
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	131,192	129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	235,922	235
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	228,490	228
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	254,901	254
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	415,989	414
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 8/25/26 144A	70,764	71
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239%, 6/25/26 144A	109,246	110
Nationstar HECM Loan Trust, Series 2016-1A, Class A, 2.981%, 2/25/26 144A	45,938	46
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	369
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	400
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	332
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/22	274,000	274
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.470%, 12/15/20	170,000	171
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/20	55,000	55
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.740%, 12/15/21	705,000	710
Santander Drive Auto Receivables Trust, Series 2015-3, Class D, 3.490%, 5/17/21	345,000	351
Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.530%, 8/16/21	240,000	244
Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.650%, 12/15/21	345,000	352
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/34 144A	160,000	161
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	155,460	155
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	360,060	361
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	180,995	181
Sierra Timeshare Receivables Funding LLC, Series 2016-3A, Class A, 2.430%, 10/20/33 144A	512,456	507
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	342,611	344
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	528,035	534
SLM Student Loan Trust, Series 2008-9, Class A, 2.538%, 4/25/23	174,550	178
SLM Student Loan Trust, Series 2008-4, Class A4, 2.688%, 7/25/22	90,485	92
SLM Student Loan Trust, Series 2008-5, Class A4, 2.738%, 7/25/23	242,108	247
SMART ABS Trust, Series 2016-2US, Class A2A, 1.450%, 8/14/19	740,000	739
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	550,000	550
Springleaf Funding Trust, Series 2016-AA, Class A, 2.900%, 11/15/29 144A	180,000	181
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 8/17/20	1,145,000	1,146
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 4/15/21	595,000	595
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	1,155,000	1,157
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	464
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B, 2.620%, 9/15/23	200,000	200
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	251
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.474%, 8/15/39	72,798	74
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/56 144A	115,624	114
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/55 144A	179,743	180
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, 4/25/55 144A	346,775	347
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, 5/25/55 144A	317,676	318
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/55 144A	145,556	145
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750%, 10/25/56 144A	551,827	551
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, 2/25/55 144A	223,233	222
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.310%, 9/16/19	1,500,000	1,500
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4, 1.690%, 12/15/20	610,000	611
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	500,000	498
Verizon Owner Trust, Series 2016-2A, Class B, 2.150%, 5/20/21 144A	340,000	339
Verizon Owner Trust, Series 2016-2A, Class C, 2.360%, 5/20/21 144A	270,000	269
Verizon Owner Trust, Series 2017-1A, Class B, 2.450%, 9/20/21 144A	110,000	111
Verizon Owner Trust, Series 2017-1A, Class C, 2.650%, 9/20/21 144A	150,000	150
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	18,762	19
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.160%, 3/20/20	1,120,502	1,121
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	425,000	425
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	175,000	175
Volvo Financial Equipment LLC, Series 2014-1A, Class C, 1.940%, 11/15/21 144A	265,000	265
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	266,854	266
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	145,815	144
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	123,911	123
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	149,688	149
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	193,355	193
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	293,612	291
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	328,203	328
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	541
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 3.048%, 12/25/34	334,963	341
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	586,075	589
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	93,083	93
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	200,000	200
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 5/15/20	116,536	116
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	477

Total Structured Products
(Cost: $100,804)		100,814

Short-Term Investments (2.1%)

Commercial Paper (2.1%)
Anheuser-Busch InBev Worldwide, Inc., 1.450%, 9/5/17 144A (b),(r)	390,000	388
Anheuser-Busch InBev Worldwide, Inc., 1.512%, 10/10/17 144A (r)	250,000	249
AXA Financial, Inc., 1.533%, 7/24/17 144A (r)	1,235,000	1,230
Enbridge Energy Partners, 1.950%, 5/9/17 144A (r)	1,325,000	1,323
Ford Motor Credit Co. LLC, 1.750%, 9/1/17 144A (r)	1,285,000	1,276
Manhattan Asset Funding Co. LLC, 1.520%, 9/6/17 144A (r)	1,280,000	1,272

Total		5,738

Total Short-Term Investments
(Cost: $5,734)		5,738

Total Investments (98.1%)
(Cost: $271,150)(a)		271,450

Other Assets, Less
Liabilities (1.9%)		5,354

Net Assets (100.0%)		276,804

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $61,178 representing 22.1% of the net assets.

RB — Revenue Bond

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $271,150 and the net unrealized appreciation of investments based on that cost was $300 which is comprised of $893 aggregate gross unrealized appreciation and $593 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2017, $8,205)	66	6/17	$(16)
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $52,555)	243	6/17	42

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$1,945	$-
Corporate Bonds	-	141,671	-
Governments	-	21,282	-
Structured Products	-	100,389	425
Short-Term Investments	-	5,738	-
Other Financial Instruments^
Futures	42	-	-
Total Assets:	$42	$271,025	$425
Liabilities:
Other Financial Instruments^
Futures	(16)	-	-
Total Liabilities:	$(16)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Corporate Bonds (23.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
Northrop Grumman Corp., 3.200%, 2/1/27	2,755,000	2,729
Northrop Grumman Corp., 3.250%, 8/1/23 (b)	3,330,000	3,405
Northrop Grumman Corp., 3.850%, 4/15/45	1,080,000	1,017

Total		7,151

Autos & Vehicle Parts (0.7%)
Ford Motor Co., 4.346%, 12/8/26	1,540,000	1,570
Ford Motor Co., 5.291%, 12/8/46	2,925,000	2,918
Ford Motor Credit Co. LLC, 3.339%, 3/28/22 (b)	3,995,000	4,009
Ford Motor Credit Co. LLC, 3.810%, 1/9/24	2,630,000	2,639
General Motors Co., 6.750%, 4/1/46	2,414,000	2,830
General Motors Financial Co., 3.700%, 5/9/23 (b)	5,025,000	5,044

Total		19,010

Banking (6.3%)
American Express Credit Corp., 2.700%, 3/3/22 (b)	10,585,000	10,572
Bank of America Corp., 2.503%, 10/21/22 (b)	5,655,000	5,512
Bank of America Corp., 4.183%, 11/25/27	1,010,000	1,014
Bank of America Corp., 4.450%, 3/3/26	1,725,000	1,769
Bank of America Corp., 6.000%, 9/1/17 (b)	3,505,000	3,568
The Bank of New York Mellon Corp., 3.442%, 2/7/28 (b)	3,100,000	3,124
Barclays PLC, 4.950%, 1/10/47	1,340,000	1,339
BNP Paribas SA, 3.800%, 1/10/24 144A	4,140,000	4,120
Capital One Financial Corp., 3.750%, 7/28/26	1,840,000	1,782
Capital One Financial Corp., 4.200%, 10/29/25	2,611,000	2,621
Citigroup, Inc., 1.550%, 8/14/17 (b)	4,965,000	4,964
Citigroup, Inc., 4.450%, 9/29/27 (b)	3,590,000	3,633
Cooperatieve Rabobank UA of New York, 2.750%, 1/10/22 (b)	4,140,000	4,165
Credit Suisse Group AG, 3.574%, 1/9/23 144A	3,225,000	3,220
Credit Suisse Group AG, 4.282%, 1/9/28 144A	2,195,000	2,185
The Goldman Sachs Group, Inc., 2.350%, 11/15/21 (b)	4,345,000	4,255
The Goldman Sachs Group, Inc., 2.625%, 4/25/21	2,085,000	2,079
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	2,655,000	2,677
The Goldman Sachs Group, Inc., 3.000%, 4/26/22 (b)	5,303,000	5,316
The Goldman Sachs Group, Inc., 4.750%, 10/21/45	2,336,000	2,461
The Goldman Sachs Group, Inc., 6.125%, 2/15/33	90,000	109
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	2,450,000	3,023
HSBC Holdings PLC, 2.650%, 1/5/22 (b)	6,380,000	6,299
HSBC Holdings PLC, 3.262%, 3/13/23 (b)	5,360,000	5,390
HSBC Holdings PLC, 4.041%, 3/13/28	3,010,000	3,043
HSBC Holdings PLC, 4.375%, 11/23/26	2,542,000	2,562
ING Groep NV, 3.150%, 3/29/22	2,620,000	2,626
ING Groep NV, 3.950%, 3/29/27	1,050,000	1,053
JPMorgan Chase & Co., 2.295%, 8/15/21 (b)	4,920,000	4,869
JPMorgan Chase & Co., 2.950%, 10/1/26 (b)	3,221,000	3,062
JPMorgan Chase & Co., 2.972%, 1/15/23 (b)	5,705,000	5,700
JPMorgan Chase & Co., 3.625%, 12/1/27 (b)	5,110,000	4,958
JPMorgan Chase & Co., 3.782%, 2/1/28 (b)	3,130,000	3,160
JPMorgan Chase & Co., 4.260%, 2/22/48	3,070,000	3,061
Lazard Group LLC, 3.750%, 2/13/25 (b)	3,505,000	3,484
Mitsubishi UFJ Financial Group, Inc., 3.677%, 2/22/27 (b)	4,595,000	4,649
Morgan Stanley, 2.625%, 11/17/21 (b)	10,950,000	10,878
Morgan Stanley, 3.625%, 1/20/27	2,040,000	2,025
Morgan Stanley, 4.375%, 1/22/47 (b)	3,675,000	3,678
National Australia Bank, Ltd., 2.400%, 12/7/21 144A	4,495,000	4,472
Stadshypotek AB, 2.500%, 4/5/22 144A	845,000	844
Synchrony Financial, 3.700%, 8/4/26 (b)	3,300,000	3,199
The Toronto-Dominion Bank, 2.250%, 3/15/21 144A	7,335,000	7,313
The Toronto-Dominion Bank, 2.500%, 1/18/22 144A	3,455,000	3,461
UBS Group Funding AG, 3.491%, 5/23/23 144A	3,610,000	3,633
UBS Group Funding AG, 4.253%, 3/23/28 144A	2,725,000	2,764
UBS Group Funding Jersey, Ltd., 2.650%, 2/1/22 144A	5,200,000	5,098
US Bancorp, 2.625%, 1/24/22 (b)	5,170,000	5,190

Total		179,979

Basic Materials (0.2%)
Fibria Overseas Finance, Ltd., 5.500%, 1/17/27	2,050,000	2,054
International Paper Co., 5.150%, 5/15/46	2,485,000	2,592

Total		4,646

Chemicals (0.6%)
Air Liquide Finance SA, 1.750%, 9/27/21 144A	2,820,000	2,720
Air Liquide Finance SA, 2.250%, 9/27/23 144A	2,405,000	2,295
CF Industries, Inc., 3.400%, 12/1/21 144A	2,255,000	2,252
CF Industries, Inc., 4.500%, 12/1/26 144A	2,820,000	2,864
LYB International Finance II BV, 3.500%, 3/2/27 (b)	3,625,000	3,557
Potash Corp. of Saskatchewan, Inc., 4.000%, 12/15/26 (b)	4,190,000	4,290

Total		17,978

Conglomerate & Diversified Manufacturing (0.2%)
General Electric Capital Corp., 5.875%, 1/14/38	985,000	1,243
Valmont Industries, Inc., 5.250%, 10/1/54	1,570,000	1,414
Wabtec Corp., 3.450%, 11/15/26 144A	2,500,000	2,431

Total		5,088

Consumer Products & Retailing (0.5%)
McDonald’s Corp., 2.750%, 12/9/20	1,425,000	1,444
McDonald’s Corp., 4.875%, 12/9/45 (b)	3,160,000	3,361
Reynolds American, Inc., 5.850%, 8/15/45 (b)	3,036,000	3,566
Walgreens Boots Alliance, Inc., 3.450%, 6/1/26 (b)	5,385,000	5,265

Total		13,636

Electric Utilities (1.9%)
Alabama Power Co., 2.450%, 3/30/22	2,645,000	2,618
American Electric Power Co., 1.650%, 12/15/17 (b)	3,755,000	3,754
Commonwealth Edison Co., 3.700%, 3/1/45	600,000	567
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	965,000	927
Dominion Resources, Inc., 1.600%, 8/15/19	2,110,000	2,084
Dominion Resources, Inc., 2.000%, 8/15/21	1,590,000	1,543
Duke Energy Carolinas LLC, 2.500%, 3/15/23	2,200,000	2,178
Duke Energy Carolinas LLC, 3.875%, 3/15/46	1,115,000	1,090
Duke Energy Corp., 1.800%, 9/1/21	2,415,000	2,333
Duke Energy Corp., 2.650%, 9/1/26	3,015,000	2,809
Duke Energy Corp., 3.750%, 9/1/46	1,310,000	1,176
Duke Energy Florida LLC, 3.400%, 10/1/46	1,035,000	928
Fortis, Inc., 2.100%, 10/4/21 144A	1,890,000	1,831
Great Plains Energy, Inc., 3.150%, 4/1/22	2,390,000	2,413
Great Plains Energy, Inc., 3.900%, 4/1/27	2,985,000	3,014
Great Plains Energy, Inc., 4.850%, 4/1/47	2,095,000	2,148
Indiana Michigan Power Co., 4.550%, 3/15/46	1,130,000	1,194
MidAmerican Energy Co., 4.250%, 5/1/46	1,520,000	1,569
Oklahoma Gas & Electric Co., 4.150%, 4/1/47	1,575,000	1,571
Pacific Gas & Electric Co., 2.950%, 3/1/26	1,886,000	1,839
PECO Energy Co., 3.150%, 10/15/25	2,645,000	2,661
PPL Electric Utilities Corp., 4.150%, 10/1/45	1,880,000	1,922
Sierra Pacific Power Co., 2.600%, 5/1/26	2,420,000	2,319
The Southern Co., 4.400%, 7/1/46	925,000	884
Southwestern Electric Power Co., 3.900%, 4/1/45	735,000	694
Virginia Electric & Power Co., 2.950%, 11/15/26	1,540,000	1,503
Virginia Electric & Power Co., 3.500%, 3/15/27	2,985,000	3,046
Virginia Electric & Power Co., 4.000%, 11/15/46	1,540,000	1,521
Westar Energy, Inc., 3.100%, 4/1/27	2,645,000	2,612

Total		54,748

Energy (0.6%)
Anadarko Petroleum Corp., 6.600%, 3/15/46	595,000	720
Apache Corp., 4.250%, 1/15/44	1,000,000	938
Cimarex Energy Co., 4.375%, 6/1/24	2,045,000	2,124
Encana Corp., 6.500%, 8/15/34	1,625,000	1,829
Encana Corp., 6.500%, 2/1/38	1,040,000	1,161
Halliburton Co., 5.000%, 11/15/45	2,705,000	2,850
Hess Corp., 4.300%, 4/1/27	1,680,000	1,650
Hess Corp., 5.800%, 4/1/47	1,560,000	1,612
Newfield Exploration Co., 5.625%, 7/1/24	2,585,000	2,724
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,035,000	993

Total		16,601

Finance (0.2%)
Air Lease Corp., 3.625%, 4/1/27	2,720,000	2,644
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35 (b)	2,924,000	3,087

Total		5,731

Food & Beverage (1.2%)
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21 (b)	5,875,000	5,919
Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23 (b)	4,200,000	4,275
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	1,349,000	1,364
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46 (b)	5,138,000	5,553
Kraft Heinz Foods Co., 2.800%, 7/2/20 (b)	4,395,000	4,455
Kraft Heinz Foods Co., 3.000%, 6/1/26 (b)	4,735,000	4,450
Kraft Heinz Foods Co., 4.375%, 6/1/46	2,540,000	2,383
WM Wrigley Jr. Co., 2.900%, 10/21/19 144A	3,185,000	3,242
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,610,000	3,733

Total		35,374

Healthcare (0.2%)
Abbott Laboratories, 3.750%, 11/30/26 (b)	4,595,000	4,590
Abbott Laboratories, 4.900%, 11/30/46	505,000	523

Total		5,113

Insurance (1.0%)
American International Group, Inc., 3.900%, 4/1/26	1,179,000	1,183
American International Group, Inc., 4.375%, 1/15/55	415,000	369
American International Group, Inc., 6.250%, 5/1/36	1,675,000	1,978
Berkshire Hathaway, Inc., 3.125%, 3/15/26 (b)	5,725,000	5,719
Chubb INA Holdings, Inc., 4.350%, 11/3/45	2,050,000	2,164
The Guardian Life Insurance Co. of America, 4.850%, 1/24/77 144A	2,530,000	2,468
Lincoln National Corp., 3.625%, 12/12/26	2,190,000	2,181
Marsh & McLennan Cos., Inc., 2.750%, 1/30/22	2,095,000	2,107
Marsh & McLennan Cos., Inc., 3.750%, 3/14/26	1,515,000	1,558
Massachusetts Mutual Life Insurance Co., 4.900%, 4/1/77 144A	1,280,000	1,286
Metropolitan Life Global Funding I, 1.550%, 9/13/19 144A	1,975,000	1,953
Metropolitan Life Global Funding I, 1.950%, 9/15/21 144A	3,775,000	3,670
Metropolitan Life Global Funding I, 3.450%, 12/18/26 144A	1,545,000	1,556
Teachers Insurance & Annuity Association of America, 4.900%, 9/15/44 144A	965,000	1,044

Total		29,236

Media (0.7%)
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	788,000	907
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.908%, 7/23/25	2,855,000	3,017
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 5/1/47 144A	2,550,000	2,562
Discovery Communications LLC, 4.875%, 4/1/43	1,265,000	1,146
Discovery Communications LLC, 4.900%, 3/11/26	1,200,000	1,248
Discovery Communications LLC, 4.950%, 5/15/42	620,000	560
Grupo Televisa SAB, 5.000%, 5/13/45	1,105,000	1,008
Grupo Televisa SAB, 6.125%, 1/31/46	1,185,000	1,247
Time Warner Cable, Inc., 6.550%, 5/1/37	785,000	900
Time Warner, Inc., 3.800%, 2/15/27	2,985,000	2,952
Time Warner, Inc., 4.650%, 6/1/44	175,000	165
Time Warner, Inc., 4.850%, 7/15/45	1,335,000	1,298
Viacom, Inc., 2.250%, 2/4/22	1,750,000	1,680
Viacom, Inc., 4.375%, 3/15/43	1,475,000	1,279
Viacom, Inc., 4.850%, 12/15/34	1,475,000	1,427

Total		21,396

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.400%, 5/30/21	503,000	539
Barrick North America Finance LLC, 5.700%, 5/30/41	1,540,000	1,742
BHP Billiton Finance USA, Ltd., 5.000%, 9/30/43	1,310,000	1,467
Vale Overseas, Ltd., 5.875%, 6/10/21	1,215,000	1,302
Vale Overseas, Ltd., 6.250%, 8/10/26 (b)	2,905,000	3,156

Total		8,206

Oil & Gas (0.4%)
BP Capital Markets PLC, 3.588%, 4/14/27 (b)	3,560,000	3,584
BP Capital Markets PLC, 3.723%, 11/28/28	2,050,000	2,074
HollyFrontier Corp., 5.875%, 4/1/26	905,000	961
Marathon Petroleum Corp., 4.750%, 9/15/44	1,635,000	1,479
Marathon Petroleum Corp., 5.000%, 9/15/54	530,000	462
Raizen Fuels Finance, Ltd., 5.300%, 1/20/27 144A	555,000	562
Shell International Finance BV, 4.000%, 5/10/46	1,936,000	1,853

Total		10,975

Pharmaceuticals (1.2%)
AbbVie, Inc., 2.500%, 5/14/20 (b)	4,250,000	4,279
AbbVie, Inc., 3.200%, 5/14/26	1,915,000	1,841
AbbVie, Inc., 4.450%, 5/14/46	2,370,000	2,261
Actavis Funding SCS, 3.800%, 3/15/25	2,040,000	2,059
Actavis Funding SCS, 4.750%, 3/15/45	2,700,000	2,711
Amgen, Inc., 4.400%, 5/1/45	1,820,000	1,767
Amgen, Inc., 4.563%, 6/15/48	1,080,000	1,073
Biogen, Inc., 5.200%, 9/15/45	1,496,000	1,617
Celgene Corp., 5.000%, 8/15/45 (b)	2,935,000	3,072
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,965,000	1,999
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/23 (b)	3,675,000	3,566
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26 (b)	5,915,000	5,632
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/1/26	2,025,000	1,866

Total		33,743

Pipelines (1.0%)
APT Pipelines, Ltd., 4.250%, 7/15/27 144A	1,570,000	1,591
Enbridge, Inc., 4.250%, 12/1/26	1,760,000	1,797
Enbridge, Inc., 5.500%, 12/1/46	1,635,000	1,738
Energy Transfer Partners LP, 2.500%, 6/15/18	2,210,000	2,221
Energy Transfer Partners LP, 6.125%, 12/15/45	875,000	936
Enterprise Products Operating LLC, 5.100%, 2/15/45	550,000	574
Enterprise Products Operating LLC, 6.450%, 9/1/40	320,000	387
Kinder Morgan Energy Partners LP, 5.400%, 9/1/44	1,175,000	1,162
Kinder Morgan, Inc., 5.550%, 6/1/45	2,270,000	2,319
ONEOK, Inc., 6.000%, 6/15/35	705,000	730
Phillips 66 Partners LP, 4.900%, 10/1/46	1,150,000	1,095
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28 144A	3,190,000	3,151
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27 144A	3,470,000	3,627
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,685,000	1,828
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 144A	1,160,000	1,279
Transcanada Trust, 5.300%, 3/15/77 (b)	3,180,000	3,142
Williams Partners LP, 5.100%, 9/15/45	1,105,000	1,096

Total		28,673

Real Estate Investment Trusts (0.6%)
DDR Corp., 3.375%, 5/15/23	3,045,000	2,943
DDR Corp., 4.625%, 7/15/22 (b)	3,677,000	3,858
Mid-America Apartments LP, 3.750%, 6/15/24	2,705,000	2,753
Mid-America Apartments LP, 4.000%, 11/15/25	1,310,000	1,344
Mid-America Apartments LP, 4.300%, 10/15/23	1,175,000	1,240
Tanger Properties LP, 3.750%, 12/1/24	1,360,000	1,347
Tanger Properties LP, 3.875%, 12/1/23	1,475,000	1,494
WEA Finance LLC, 3.150%, 4/5/22 144A	2,915,000	2,913

Total		17,892

Technology (2.9%)
Analog Devices, Inc., 2.500%, 12/5/21	2,325,000	2,303
Analog Devices, Inc., 3.125%, 12/5/23	2,485,000	2,473
Analog Devices, Inc., 3.500%, 12/5/26	2,900,000	2,872
Apple, Inc., 1.900%, 2/7/20 (b)	3,895,000	3,906
Apple, Inc., 2.500%, 2/9/22 (b)	4,365,000	4,384
Apple, Inc., 3.000%, 2/9/24 (b)	4,105,000	4,140
Apple, Inc., 3.350%, 2/9/27 (b)	4,050,000	4,098
Apple, Inc., 4.250%, 2/9/47	940,000	955
Cisco Systems, Inc., 1.400%, 9/20/19 (b)	6,395,000	6,346
Cisco Systems, Inc., 1.850%, 9/20/21 (b)	7,005,000	6,870
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	1,880,000	2,050
Fidelity National Information Services, Inc., 2.250%, 8/15/21	1,820,000	1,782
Fidelity National Information Services, Inc., 2.850%, 10/15/18 (b)	3,185,000	3,229
Fidelity National Information Services, Inc., 3.625%, 10/15/20	2,545,000	2,645
Hewlett Packard Enterprise Co., 4.900%, 10/15/25	1,045,000	1,085
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (b)	4,070,000	4,191
Microsoft Corp., 2.000%, 8/8/23	2,785,000	2,678
Microsoft Corp., 2.400%, 2/6/22 (b)	4,135,000	4,160
Microsoft Corp., 2.875%, 2/6/24 (b)	3,615,000	3,638
Microsoft Corp., 3.300%, 2/6/27 (b)	3,615,000	3,671
Microsoft Corp., 3.700%, 8/8/46 (b)	3,390,000	3,182
Microsoft Corp., 4.100%, 2/6/37	2,065,000	2,131
Microsoft Corp., 4.250%, 2/6/47	2,065,000	2,117
Microsoft Corp., 4.500%, 2/6/57	1,035,000	1,066
Oracle Corp., 2.400%, 9/15/23 (b)	5,455,000	5,310

Total		81,282

Telecommunications (1.5%)
AT&T, Inc., 3.400%, 5/15/25 (b)	6,286,000	6,072
AT&T, Inc., 3.950%, 1/15/25 (b)	3,905,000	3,938
AT&T, Inc., 4.250%, 3/1/27	2,345,000	2,371
AT&T, Inc., 4.450%, 4/1/24 (b)	3,015,000	3,160
AT&T, Inc., 5.250%, 3/1/37 (b)	4,795,000	4,888
AT&T, Inc., 5.450%, 3/1/47 (b)	4,650,000	4,753
Verizon Communications, Inc., 2.946%, 3/15/22 144A	4,065,000	4,049
Verizon Communications, Inc., 4.125%, 3/16/27	2,100,000	2,136
Verizon Communications, Inc., 4.125%, 8/15/46 (b)	5,485,000	4,733
Verizon Communications, Inc., 4.272%, 1/15/36	1,878,000	1,739
Verizon Communications, Inc., 4.400%, 11/1/34 (b)	4,479,000	4,238

Total		42,077

Transportation (0.8%)
Delta Air Lines, Inc., 2.875%, 3/13/20 (b)	3,210,000	3,236
Delta Air Lines, Inc., 3.625%, 3/15/22 (b)	3,210,000	3,277
ERAC USA Finance LLC, 3.300%, 12/1/26 144A	3,245,000	3,108
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	550,000	526
FedEx Corp., 4.400%, 1/15/47	1,725,000	1,677
FedEx Corp., 4.550%, 4/1/46	2,750,000	2,748
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.200%, 7/15/20 144A	2,515,000	2,560
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 144A	2,000,000	2,029
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.400%, 11/15/26 144A	4,595,000	4,417

Total		23,578

Total Corporate Bonds
(Cost: $663,957)		662,113

Governments (34.1%)

Foreign Agencies (1.7%)
Electricite de France SA, 6.000%, 1/22/2114 144A	1,200,000	1,220
Japan Bank for International Cooperation, 1.750%, 5/28/20	3,250,000	3,194
Japan Bank for International Cooperation, 1.875%, 4/20/21	3,548,000	3,474
Japan Bank for International Cooperation, 2.000%, 11/4/21	1,668,000	1,628
Japan Bank of International Cooperation, 1.500%, 7/21/21	8,002,000	7,680
Kreditanstalt Fuer Wiederaufbau, 1.000%, 7/15/19	15,660,000	15,462
Kreditanstalt Fuer Wiederaufbau, 4.000%, 1/27/20	2,575,000	2,737
Petroleos Mexicanos, 2.460%, 12/15/25	5,777,100	5,777
Petroleos Mexicanos, 5.625%, 1/23/46	2,055,000	1,837
Petroleos Mexicanos, 6.500%, 3/13/27 144A	3,946,000	4,245
Petroleos Mexicanos, 6.750%, 9/21/47	1,750,000	1,775

Total		49,029

US Government & Agencies (30.7%)
Federal National Mortgage Association, 0.000%, 10/9/19	19,080,000	18,212
US Treasury, 1.000%, 11/30/19	1,755,000	1,736
US Treasury, 1.125%, 1/31/19	57,627,000	57,512
US Treasury, 1.125%, 2/28/19	25,522,000	25,464
US Treasury, 1.125%, 2/28/21	11,390,000	11,112
US Treasury, 1.125%, 7/31/21	51,886,000	50,321
US Treasury, 1.125%, 9/30/21	45,668,000	44,182
US Treasury, 1.250%, 3/31/19	33,668,000	33,661
US Treasury, 1.375%, 1/15/20	820,000	818
US Treasury, 1.375%, 2/15/20	74,309,000	74,074
US Treasury, 1.375%, 4/30/20	9,567,000	9,517
US Treasury, 1.375%, 1/31/21	18,829,000	18,565
US Treasury, 1.500%, 5/31/20	24,911,000	24,849
US Treasury, 1.500%, 8/15/26	45,432,000	42,039
US Treasury, 1.625%, 3/15/20	74,395,000	74,662
US Treasury, 1.625%, 6/30/20	8,147,000	8,154
US Treasury, 1.875%, 1/31/22	20,077,000	20,033
US Treasury, 1.875%, 2/28/22	6,264,000	6,251
US Treasury, 1.875%, 3/31/22	63,086,000	62,923
US Treasury, 2.000%, 10/31/21	26,150,000	26,270
US Treasury, 2.000%, 12/31/21	34,915,000	35,049
US Treasury, 2.000%, 11/15/26	15,258,000	14,739
US Treasury, 2.125%, 3/31/24	3,317,000	3,297
US Treasury, 2.250%, 8/15/46	880,000	745
US Treasury, 2.250%, 2/15/27	95,429,000	94,210
US Treasury, 2.500%, 2/15/46	27,903,000	25,008
US Treasury, 2.500%, 5/15/46	25,816,000	23,120
US Treasury, 2.875%, 11/15/46	27,397,000	26,582
US Treasury, 3.000%, 11/15/45	24,338,000	24,188
US Treasury, 3.000%, 2/15/47	17,511,000	17,449

Total		874,742

Yankee Sovereign (1.7%)
Indonesia Government International Bond, 3.700%, 1/8/22 144A	1,870,000	1,907
Indonesia Government International Bond, 4.350%, 1/8/27 144A	2,020,000	2,090
Israel Government International Bond, 4.500%, 1/30/43	2,390,000	2,459
Kuwait International Government Bond, 2.750%, 3/20/22 144A	1,580,000	1,583
Kuwait International Government Bond, 3.500%, 3/20/27 144A	2,200,000	2,225
Mexico Government International Bond, 4.000%, 10/2/23	4,595,000	4,733
Mexico Government International Bond, 4.150%, 3/28/27	1,185,000	1,205
Mexico Government International Bond, 4.350%, 1/15/47	2,170,000	1,996
Mexico Government International Bond, 5.750%, 10/12/2110	3,410,000	3,393
Paraguay Government International Bond, 6.100%, 8/11/44 144A	1,660,000	1,780
Paraguy Government International Bond, 4.700%, 3/27/27 144A	1,480,000	1,499
Qatar Government International Bond, 2.375%, 6/2/21 144A	3,820,000	3,778
Republic of South Africa Government International Bond, 4.300%, 10/12/28	3,255,000	3,055
Slovenia Government International Bond, 5.250%, 2/18/24 144A	6,530,000	7,330
Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,970,000	3,336
Slovenia Government International Bond, 5.850%, 5/10/23 144A	4,483,000	5,144

Total		47,513

Total Governments
(Cost: $981,985)		971,284

Municipal Bonds (0.8%)

Municipal Bonds (0.8%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	2,450,000	3,483
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,635,000	3,833
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	2,445,000	3,444
The Ohio State University, 4.800%, 6/1/11 RB	1,070,000	1,046
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,610,000	3,804
State of California, Series 2010, 7.600%, 11/1/40 GO	1,895,000	2,825

Total Municipal Bonds
(Cost: $23,395)		23,149

Structured Products (50.6%)

Structured Products (50.6%)
Ally Auto Receivables Trust, Series 2017-01, Class A4, 1.990%, 11/15/21	1,146,000	1,146
Ally Auto Receivables Trust, Series 2017-2, Class A4, 2.100%, 3/15/22	2,180,000	2,180
Ally Master Owner Trust, Series 2017-1, Class A, 1.177%, 2/15/21	1,729,000	1,733
Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/19	3,790,000	3,793
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/22	12,392,000	12,417
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	3,638,000	3,619
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.333%, 2/14/43 IO	1,795,404	1
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	3,483,000	3,492
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	4,105,000	4,125
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	4,789,000	4,808
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/23 144A	3,879,000	3,908
BA Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/22	8,682,000	8,693
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	690,036	690
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.674%, 2/15/50	1,324,000	1,364
California Republic Auto Receivables Trust, Series 2017-1, Class A2, 1.550%, 11/15/19	2,569,000	2,566
California Republic Auto Receivables Trust, Series 2015-4, Class A2, 1.600%, 9/17/18 144A	248,287	248
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,890
California Republic Auto Receivables Trust, Series 2016-2, Class A4, 1.830%, 12/15/21	3,169,000	3,156
California Republic Auto Receivables Trust, Series 2016-1, Class A3, 1.890%, 5/15/20	3,536,000	3,545
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.900%, 3/15/21	2,569,000	2,564
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	1,969,000	1,980
California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/22	1,177,000	1,178
California Republic Auto Receivables Trust, Series 2015-4, Class A4, 2.580%, 6/15/21 144A	3,085,000	3,117
Capital Auto Receivables Asset Trust, Series 2016-2, Class A2A, 1.320%, 1/22/19	851,151	851
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/19	1,629,479	1,629
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	1,073,406	1,074
Capital Auto Receivables Asset Trust, Series 2016-2, Class A3, 1.460%, 6/22/20	2,662,000	2,656
Capital Auto Receivables Asset Trust, Series 2016-1, Class A2A, 1.500%, 11/20/18	2,014,828	2,016
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	1,628,000	1,626
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.620%, 3/20/19	2,289,000	2,291
Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	918,016	918
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,365,000	1,358
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,389
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	3,740,000	3,746
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.940%, 1/21/20	3,714,000	3,726
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	2,362,000	2,369
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,693
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	1,879,000	1,885
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A, 1.390%, 1/15/21	340,000	340
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/23	12,360,000	12,401
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, 1/10/48	1,477,360	1,467
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/58	1,545,000	1,537
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585%, 12/10/54	1,536,000	1,551
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	1,179,000	1,214
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A4, 4.961%, 4/15/44 144A	2,290,000	2,450
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 144A	5,770,000	5,780
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	869,441	855
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB, 2.622%, 8/10/49	2,660,000	2,605
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.987%, 4/10/46	2,415,000	2,422
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	226,918	226
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A1, 0.719%, 3/10/46	268,933	268
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	157,603	157
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 8/10/50	481,858	481
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	927,000	932
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	4,725,000	4,744
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB, 2.972%, 10/10/49	1,155,000	1,146
Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A3, 3.069%, 12/10/44	364,538	371
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A2, 3.830%, 7/10/46 144A	378,468	384
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	2,400,000	2,490
Commerical Mortgage Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,156
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	4,217,067	4,122
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4, 3.795%, 12/15/49	2,029,000	2,100
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.533%, 11/15/48	582,000	606
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,883,000	1,949
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.831%, 2/15/31 IO	5,555,461	17
Federal Home Loan Mortgage Corp., 3.000%, 2/1/27	1,173,702	1,206
Federal Home Loan Mortgage Corp., 3.000%, 12/1/28	1,769,617	1,817
Federal Home Loan Mortgage Corp., 3.000%, 10/15/39	1,363,183	1,382
Federal Home Loan Mortgage Corp., 3.098%, 2/1/45	1,926,540	1,982
Federal Home Loan Mortgage Corp., 3.500%, 12/1/25	36,621	38
Federal Home Loan Mortgage Corp., 3.500%, 1/1/26	29,552	31
Federal Home Loan Mortgage Corp., 3.500%, 6/1/26	1,115,997	1,166
Federal Home Loan Mortgage Corp., 3.500%, 9/1/26	834,793	875
Federal Home Loan Mortgage Corp., 3.500%, 10/15/28	909,573	919
Federal Home Loan Mortgage Corp., Series 3838, Class QE, 3.500%, 1/15/29	1,434,561	1,457
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	726,206	758
Federal Home Loan Mortgage Corp., 3.500%, 12/1/29	18,367,795	19,269
Federal Home Loan Mortgage Corp., 3.500%, 1/1/30	300,498	315
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	6,199,887	6,506
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	1,845,839	1,938
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	4,297,856	4,514
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	2,923,280	3,069
Federal Home Loan Mortgage Corp., 3.500%, 9/1/30	314,138	330
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	3,043,404	3,195
Federal Home Loan Mortgage Corp., 3.500%, 11/1/30	6,616,311	6,946
Federal Home Loan Mortgage Corp., 3.500%, 12/1/30	3,915,538	4,107
Federal Home Loan Mortgage Corp., 3.500%, 1/1/31	3,433,536	3,606
Federal Home Loan Mortgage Corp., 3.500%, 2/1/31	683,273	718
Federal Home Loan Mortgage Corp., 3.500%, 4/1/31	2,185,046	2,296
Federal Home Loan Mortgage Corp., 3.500%, 6/1/31	1,280,460	1,347
Federal Home Loan Mortgage Corp., 3.500%, 7/1/31	812,465	855
Federal Home Loan Mortgage Corp., 3.500%, 3/1/32	2,964,414	3,094
Federal Home Loan Mortgage Corp., 3.500%, 7/1/32	8,852,414	9,226
Federal Home Loan Mortgage Corp., 3.500%, 5/1/34	408,896	424
Federal Home Loan Mortgage Corp., 3.500%, 11/1/35	166,294	173
Federal Home Loan Mortgage Corp., 3.500%, 12/1/35	1,595,618	1,663
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	437,199	449
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	9,949,672	10,679

Structured Products (50.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.000%, 1/1/35	146,877	157
Federal Home Loan Mortgage Corp., 4.000%, 10/1/36	1,620,533	1,719
Federal Home Loan Mortgage Corp., 4.000%, 3/1/37	822,000	875
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	3,568,187	3,778
Federal Home Loan Mortgage Corp., Series 4640, Class LD, 4.000%, 9/15/43	11,032,906	11,725
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	837,028	883
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,284,548	1,361
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	569,252	599
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	1,527,589	1,606
Federal Home Loan Mortgage Corp., 4.000%, 11/1/45	2,413,053	2,541
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	2,118,989	2,231
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	1,277,926	1,346
Federal Home Loan Mortgage Corp., 4.000%, 4/1/46	601,454	633
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	3,072,783	3,236
Federal Home Loan Mortgage Corp., 4.500%, 7/1/39	147,222	157
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	4,169,514	4,269
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	134,837	144
Federal Home Loan Mortgage Corp., 4.500%, 2/1/42	295,531	319
Federal Home Loan Mortgage Corp., 4.500%, 6/1/44	1,552,667	1,675
Federal Home Loan Mortgage Corp., 4.500%, 1/1/45	1,032,048	1,122
Federal Home Loan Mortgage Corp., 5.000%, 5/1/44	673,341	744
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,825,747	3,144
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	580,693	663
Federal Home Loan Mortgage Corp. TBA, 3.000%, 5/1/47	29,700,000	29,373
Federal Home Loan Mortgage Corp. TBA, 3.500%, 5/1/47	16,000,000	16,329
Federal Home Loan Mortgage Corp. TBA, 4.000%, 5/1/47	18,900,000	19,782
Federal National Mortgage Association, Series 2015-M3, Class FA, 0.989%, 6/25/18	4,231,122	4,232
Federal National Mortgage Association, 2.000%, 9/25/39	3,157,800	3,075
Federal National Mortgage Association, 2.369%, 7/25/26	4,133,000	3,933
Federal National Mortgage Association, Series 2017-M1, Class A2, 2.417%, 10/25/26	3,141,000	2,998
Federal National Mortgage Association, 3.000%, 11/1/26	1,244,529	1,280
Federal National Mortgage Association, 3.000%, 4/1/32	2,500,000	2,563
Federal National Mortgage Association, 3.000%, 5/1/32	6,500,000	6,655
Federal National Mortgage Association, 3.000%, 9/1/27	2,227,474	2,292
Federal National Mortgage Association, 3.000%, 3/1/28	921,202	947
Federal National Mortgage Association, 3.000%, 11/1/28	5,274,512	5,427
Federal National Mortgage Association, 3.000%, 10/1/30	2,034,882	2,094
Federal National Mortgage Association, 3.000%, 4/1/47	46,800,000	46,391
Federal National Mortgage Association, 3.000%, 6/25/45	3,759,474	3,810
Federal National Mortgage Association, 3.000%, 12/25/46	1,931,312	1,963
Federal National Mortgage Association, 3.139%, 3/1/47	4,155,000	4,292
Federal National Mortgage Association, 3.186%, 10/1/43	1,905,508	1,969
Federal National Mortgage Association, 3.259%, 4/1/47	4,908,000	5,039
Federal National Mortgage Association, 3.500%, 10/1/25	3,751,622	3,908
Federal National Mortgage Association, 3.500%, 8/1/28	63,272	66
Federal National Mortgage Association, 3.500%, 10/1/28	2,364,197	2,471
Federal National Mortgage Association, 3.500%, 12/25/28	1,710,842	1,730
Federal National Mortgage Association, 3.500%, 10/1/29	646,814	679
Federal National Mortgage Association, 3.500%, 11/1/29	392,322	411
Federal National Mortgage Association, 3.500%, 12/1/29	2,270,648	2,385
Federal National Mortgage Association, 3.500%, 1/1/30	3,685,013	3,868
Federal National Mortgage Association, 3.500%, 2/1/30	391,824	410
Federal National Mortgage Association, 3.500%, 5/1/30	2,288,489	2,399
Federal National Mortgage Association, 3.500%, 7/1/30	9,522,887	9,988
Federal National Mortgage Association, 3.500%, 8/1/30	6,740,945	7,068
Federal National Mortgage Association, 3.500%, 9/1/30	4,389,198	4,601
Federal National Mortgage Association, 3.500%, 11/1/30	1,992,994	2,089
Federal National Mortgage Association, 3.500%, 1/1/31	5,482,830	5,739
Federal National Mortgage Association, 3.500%, 2/1/31	5,486,298	5,757
Federal National Mortgage Association, 3.500%, 3/1/31	1,828,536	1,917
Federal National Mortgage Association, 3.500%, 4/1/31	1,236,102	1,298
Federal National Mortgage Association, 3.500%, 5/1/31	979,317	1,028
Federal National Mortgage Association, 3.500%, 4/1/31	10,935,135	11,473
Federal National Mortgage Association, 3.500%, 7/1/31	2,766,956	2,910
Federal National Mortgage Association, 3.500%, 4/1/31	6,463,149	6,788
Federal National Mortgage Association, 3.500%, 8/1/31	9,731,463	10,217
Federal National Mortgage Association, 3.500%, 1/1/32	2,412,543	2,538
Federal National Mortgage Association, 3.500%, 2/1/32	506,914	530
Federal National Mortgage Association, 3.500%, 3/1/32	2,091,624	2,184
Federal National Mortgage Association, 3.500%, 4/1/32	433,000	456
Federal National Mortgage Association, 3.500%, 9/1/32	3,068,304	3,205
Federal National Mortgage Association, 3.500%, 8/1/33	1,500,196	1,567
Federal National Mortgage Association, 3.500%, 9/1/33	626,186	654
Federal National Mortgage Association, 3.500%, 1/1/35	1,083,443	1,132
Federal National Mortgage Association, 3.500%, 3/1/35	6,453,929	6,741
Federal National Mortgage Association, 3.500%, 11/1/41	612,506	630
Federal National Mortgage Association, 3.500%, 10/25/42	2,283,514	2,380
Federal National Mortgage Association, 3.500%, 5/1/47	15,100,000	15,414
Federal National Mortgage Association, 3.500%, 6/1/43	701,488	721
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	8,325,926	8,657
Federal National Mortgage Association, 3.500%, 1/1/46	863,985	885
Federal National Mortgage Association, 3.500%, 2/1/46	682,838	700
Federal National Mortgage Association, 3.500%, 3/1/46	1,837,652	1,883
Federal National Mortgage Association, 3.500%, 4/1/46	1,235,800	1,266
Federal National Mortgage Association, 3.500%, 6/1/46	974,718	999
Federal National Mortgage Association, 3.500%, 7/1/46	971,641	996
Federal National Mortgage Association, 3.500%, 8/1/46	1,868,845	1,916
Federal National Mortgage Association, 4.000%, 5/1/45	1,100,056	1,163
Federal National Mortgage Association, 4.000%, 4/1/24	1,862,962	1,961
Federal National Mortgage Association, 4.000%, 7/1/24	1,326,459	1,396
Federal National Mortgage Association, 4.000%, 1/1/25	2,733,198	2,877
Federal National Mortgage Association, 4.000%, 4/1/25	1,641,703	1,728
Federal National Mortgage Association, 4.000%, 11/1/29	9,410,323	10,062
Federal National Mortgage Association, 4.000%, 3/1/32	265,000	284
Federal National Mortgage Association, 4.000%, 7/1/35	6,942,130	7,420
Federal National Mortgage Association, 4.000%, 11/1/35	3,316,924	3,547
Federal National Mortgage Association, 4.000%, 1/1/36	4,700,454	5,025
Federal National Mortgage Association, 4.000%, 11/1/36	1,366,269	1,452
Federal National Mortgage Association, 4.000%, 12/1/36	4,500,038	4,783
Federal National Mortgage Association, 4.000%, 3/1/37	6,869,792	7,318
Federal National Mortgage Association, 4.000%, 11/1/40	3,465,447	3,654
Federal National Mortgage Association, 4.000%, 10/1/43	3,723,671	3,932
Federal National Mortgage Association, 4.000%, 4/1/44	3,620,414	3,843
Federal National Mortgage Association, 4.000%, 5/1/47	7,100,000	7,433
Federal National Mortgage Association, 4.000%, 5/1/45	5,036,885	5,315
Federal National Mortgage Association, 4.000%, 8/1/45	2,705,986	2,860
Federal National Mortgage Association, 4.000%, 9/1/45	5,988,702	6,350
Federal National Mortgage Association, 4.000%, 10/1/45	994,486	1,048
Federal National Mortgage Association, 4.000%, 11/1/45	1,987,303	2,097
Federal National Mortgage Association, 4.000%, 12/1/45	1,251,086	1,318
Federal National Mortgage Association, 4.000%, 1/1/46	4,438,676	4,690
Federal National Mortgage Association, 4.000%, 2/1/46	574,239	609
Federal National Mortgage Association, 4.000%, 3/1/46	4,655,325	4,920
Federal National Mortgage Association, 4.000%, 6/1/46	3,110,436	3,287
Federal National Mortgage Association, 4.000%, 7/1/46	925,585	977
Federal National Mortgage Association, 4.000%, 11/1/46	8,701,839	9,223
Federal National Mortgage Association, 4.000%, 2/1/47	1,999,000	2,114
Federal National Mortgage Association, 4.000%, 4/1/47	16,010,000	16,984
Federal National Mortgage Association, 4.380%, 4/1/40	1,422,402	1,495
Federal National Mortgage Association, 4.500%, 1/1/20	1,879,300	1,927
Federal National Mortgage Association, 4.500%, 1/1/39	3,937,759	4,263
Federal National Mortgage Association, 4.500%, 1/1/44	648,994	699
Federal National Mortgage Association, 4.500%, 2/1/44	16,029,013	17,385
Federal National Mortgage Association, 4.500%, 3/1/44	2,212,774	2,414
Federal National Mortgage Association, 4.500%, 4/1/44	6,230,264	6,758
Federal National Mortgage Association, 4.500%, 6/1/44	2,698,067	2,924
Federal National Mortgage Association, 4.500%, 10/1/44	196,153	212
Federal National Mortgage Association, 4.500%, 6/1/45	436,067	474
Federal National Mortgage Association, 4.500%, 8/1/45	912,425	992
Federal National Mortgage Association, 4.500%, 9/1/45	291,624	317
Federal National Mortgage Association, 4.500%, 11/1/45	3,980,224	4,329
Federal National Mortgage Association, 4.500%, 12/1/45	414,020	450
Federal National Mortgage Association, 4.500%, 2/1/46	495,644	540
Federal National Mortgage Association, 4.500%, 3/1/46	7,884,595	8,532
Federal National Mortgage Association, 4.500%, 4/1/46	552,957	602
Federal National Mortgage Association, 4.500%, 6/1/46	8,890,395	9,675
Federal National Mortgage Association, 4.500%, 11/1/46	366,607	401
Federal National Mortgage Association, 4.500%, 2/1/47	1,117,907	1,210
Federal National Mortgage Association, 5.000%, 12/1/39	1,293,394	1,443
Federal National Mortgage Association, 5.000%, 1/1/40	2,456,949	2,741
Federal National Mortgage Association, 5.000%, 7/1/44	475,200	526
Federal National Mortgage Association, 6.500%, 12/1/38	4,717,461	5,470
Federal National Mortgage Association, Series 2007-108, Class AN, 8.097%, 11/25/37	581,592	697
Federal National Mortgage Association TBA, 4.000%, 4/1/34	4,030,963	4,284
Federal National Mortgage Association TBA, 4.000%, 6/1/47	21,500,000	22,459
Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.050%, 11/15/20 144A	1,820,000	1,822
Ford Credit Auto Owner Trust / Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/25 144A	1,486,000	1,498
Ford Credit Auto Owner Trust / Ford Credit, Series 2017-1, Class A, 2.620%, 8/15/28 144A	3,100,000	3,116
Government National Mortgage Association, 3.000%, 5/1/47	9,700,000	9,769
Government National Mortgage Association, 3.500%, 5/1/47	59,800,000	61,898
Government National Mortgage Association, 3.500%, 6/15/46	968,876	1,006
Government National Mortgage Association, 3.500%, 7/15/46	802,888	834
Government National Mortgage Association, 3.500%, 1/20/47	10,258,747	10,649
Government National Mortgage Association, 4.000%, 7/15/45	528,706	566
Government National Mortgage Association, 4.000%, 9/15/45	1,235,019	1,321
Government National Mortgage Association, 4.000%, 9/20/45	2,616,691	2,803
Government National Mortgage Association, 4.000%, 10/15/45	2,029,014	2,171
Government National Mortgage Association, 4.000%, 10/20/45	1,546,687	1,665
Government National Mortgage Association, 4.000%, 2/20/46	4,024,577	4,312
Government National Mortgage Association, 4.000%, 3/20/46	3,744,977	4,013
Government National Mortgage Association, 4.000%, 5/20/46	2,749,572	2,945
Government National Mortgage Association, 4.000%, 7/20/46	1,346,395	1,443
Government National Mortgage Association, 4.000%, 2/20/47	30,375,967	32,113
Government National Mortgage Association, 4.500%, 3/15/41	793,668	865
Government National Mortgage Association, 4.500%, 5/1/47	12,600,000	13,435
Government National Mortgage Association, 4.500%, 5/20/45	859,031	936
Government National Mortgage Association, 4.500%, 6/20/45	1,846,707	2,047
Government National Mortgage Association, 4.500%, 7/20/45	1,338,066	1,458
Government National Mortgage Association, 4.500%, 8/20/45	802,775	873
Government National Mortgage Association, 4.500%, 9/20/45	280,597	309
Government National Mortgage Association, 4.500%, 10/20/45	142,888	156
Government National Mortgage Association, 4.500%, 1/15/46	214,028	231
Government National Mortgage Association, 4.500%, 1/20/46	262,853	287
Government National Mortgage Association, 4.500%, 2/20/46	252,634	276
Government National Mortgage Association, 4.500%, 4/1/47	7,500,000	8,010
Government National Mortgage Association, 5.000%, 12/20/39	211,843	238
Government National Mortgage Association, 5.000%, 11/20/45	382,021	426
Government National Mortgage Association, 6.500%, 8/15/39	844,351	1,018
GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	5,454	5
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	764,961	765
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,728
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,123
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	428
GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 2.999%, 8/10/44	69,799	70
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/10/46	1,026,000	1,043
GS Mortgage Securities Trust, Series 2017-GS5, Class A3, 3.409%, 3/10/50	2,494,000	2,530
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49	1,503,000	1,527
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/21 144A	4,191,000	4,155
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	7,045,000	7,032
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19 144A	1,498,000	1,493
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,550
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/25/22 144A	3,207,000	3,144
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 2.950%, 3/25/22 144A	1,136,000	1,131
Hertz Vehicle Financing LLC, Series 2016-3A, Class B, 3.110%, 7/25/20 144A	1,173,000	1,167
Honda Auto Receivables Owner Trust, Series 2014-4, Class A4, 1.460%, 10/15/20	2,460,000	2,461
Hyundai Auto Receivables Trust, Series 2017-A, Class A4, 2.090%, 4/17/23	1,523,000	1,523
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	5,405,434	5,953
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1, 1.324%, 8/15/49	1,129,858	1,113
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB, 2.713%, 8/15/49	1,805,000	1,787
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2015-JP1, Class ASB, 3.733%, 1/15/49	666,000	700
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2, 1.677%, 12/15/47	565,218	565
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2, 2.665%, 1/15/46	629,000	636
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	1,052,000	1,070
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2, 3.616%, 11/15/43 144A	797,005	805
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	124,000	129
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	4,784,031	4,892
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	4,104,000	4,277
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46 144A	1,138,000	1,227
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2017-JP5, Class ASB, 3.549%, 3/15/50	4,920,000	5,101
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	881,000	910
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, 2.773%, 10/15/48	1,089,000	1,106
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	5,208,000	5,114
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.977%, 11/15/45	1,081,340	1,098
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class ASB, 3.316%, 3/15/49	2,385,000	2,450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.775%, 8/15/47	1,700,000	1,772
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	2,640,000	2,757
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB, 3.492%, 3/15/50	463,000	479
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694%, 3/15/50	1,431,000	1,480
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	31,797	32
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	214,850	218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2, 1.868%, 11/15/45	840,029	841
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	1,058,208	1,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.729%, 9/15/49	5,519,000	5,399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A2, 2.964%, 7/15/46	715,000	722
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1, 1.445%, 8/15/49	2,607,863	2,572
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,514,256	1,494
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,268
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.612%, 9/16/24 144A	2,346,584	2,351
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 2.112%, 12/15/28 144A	1,156,000	1,173
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 2.512%, 10/15/31 144A	2,258,000	2,288
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,166
Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	4,972,000	5,209
Navient Student Loan Trust, Series 2014-1, Class A3, 1.492%, 6/25/31	2,186,000	2,149
Navient Student Loan Trust, Series 2017-1A, Class A3, 1.920%, 7/26/66 144A	11,939,000	12,027
Navient Student Loan Trust, Series 2017-2A, Class A, 2.079%, 12/27/66 144A	8,320,000	8,320
Navient Student Loan Trust, Series 2016-7A, Class A, 2.132%, 3/25/66 144A	3,672,270	3,709
Navient Student Loan Trust, Series 2016-5A, Class A, 2.232%, 6/25/65 144A	1,771,818	1,799
Nelnet Student Loan Trust, Series 2005-1, Class A5, 1.148%, 10/25/33	1,655,439	1,619
Nelnet Student Loan Trust, Series 2006-2, Class A6, 1.158%, 4/25/31	7,268,000	7,233
Nelnet Student Loan Trust, Series 2004-4, Class A5, 1.198%, 1/25/37	3,580,410	3,533
Nelnet Student Loan Trust, Series 2004-3, Class A5, 1.218%, 10/27/36	345,433	338
Nelnet Student Loan Trust, Series 2005-2, Class A5, 1.256%, 3/23/37	3,780,643	3,690
Nelnet Student Loan Trust, Series 2005-3, Class A5, 1.276%, 12/24/35	3,880,987	3,813
Nelnet Student Loan Trust, Series 2005-4, Class A4, 1.336%, 3/22/32	1,731,000	1,609
Nelnet Student Loan Trust, Series 2016-1A, Class A, 1.782%, 9/25/65 144A	6,624,388	6,658
Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.110%, 5/15/23	2,231,000	2,231
Residential Funding Mortgage Securities I Trust, Series 2003-S18, Class A1, 4.500%, 10/25/18	27,540	28
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.380%, 7/15/19	2,344,090	2,344
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	2,708,531	2,665
SLC Student Loan Trust, Series 07-1, Class A4, 1.099%, 5/15/29	4,624,022	4,560
SLM Private Education Loan Trust, Series 2013-A, Class A2A, 1.770%, 5/17/27 144A	1,313,000	1,310
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	4,040,000	4,022
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 2.012%, 6/17/30 144A	650,000	656
SLM Private Education Loan Trust, Series 2014-A, Class A2B, 2.062%, 1/15/26 144A	1,226,000	1,239
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 2.590%, 1/15/26 144A	1,957,000	1,970
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	1,302,095	1,309
SLM Student Loan Trust, Series 2007-2, Class A3, 1.078%, 1/25/19	1,702,518	1,695
SLM Student Loan Trust, Series 2007-3, Class A3, 1.078%, 4/25/19	5,274,607	5,228
SLM Student Loan Trust, Series 2007-2, Class A4, 1.098%, 7/25/22	6,060,000	5,842
SLM Student Loan Trust, Series 2006-3, Class A5, 1.138%, 1/25/21	4,956,000	4,815
SLM Student Loan Trust, Series 2007-2, Class B, 1.208%, 7/25/25	1,596,000	1,329
SLM Student Loan Trust, Series 2014-2, Class A3, 1.572%, 3/25/55	8,634,000	8,583
SLM Student Loan Trust, Series 2005-8, Class A4, 1.588%, 1/25/28	10,385,863	10,417
SLM Student Loan Trust, Series 2013-6, Class A3, 1.632%, 6/25/55	5,102,000	5,078
SLM Student Loan Trust, Series 2012-2, Class A, 1.682%, 1/25/29	3,695,897	3,668
SLM Student Loan Trust, Series 2012-6, Class A3, 1.732%, 5/26/26	3,807,000	3,762
SLM Student Loan Trust, Series 2004-10, Class A7A, 1.788%, 10/25/29 144A	5,602,000	5,576
SLM Student Loan Trust, Series 2003-1, Class A5C, 1.881%, 12/15/32 144A	2,057,443	2,007
SLM Student Loan Trust, Series 2012-1, Class A3, 1.932%, 9/25/28	10,702,000	10,690
SLM Student Loan Trust, Series 2012-6, Class B, 1.982%, 4/27/43	1,467,000	1,343
SLM Student Loan Trust, Series 2012-7, Class B, 2.782%, 9/25/43	4,250,000	4,027
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1.230%, 6/17/24 144A	6,059,000	6,059
SMB Private Education Loan Trust, Series 2017-A, Class A2B, 1.680%, 9/15/34 144A	7,060,000	7,074
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.912%, 6/15/27 144A	3,752,000	3,781
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 2.012%, 9/15/34 144A	5,766,000	5,842
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.112%, 7/15/27 144A	5,543,000	5,626
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 2.312%, 7/15/27 144A	2,048,000	2,090
SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/34 144A	8,175,000	7,987
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 2.362%, 2/17/32 144A	8,058,000	8,294
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 2.412%, 5/15/31 144A	8,920,000	9,205
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	5,218,000	5,149
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	5,064
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	6,939,000	6,933
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	2,794,000	2,817
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.880%, 9/15/34 144A	5,295,000	5,280
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,677,000	1,700
Sofi Professional Loan Program LLC, Series 2016-E, Class A2A, 1.630%, 1/25/36 144A	1,882,963	1,879
Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.830%, 5/25/40 144A	3,209,000	3,209
Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 1.832%, 7/25/39 144A	4,824,892	4,847
Sofi Professional Loan Program LLC, Series 2017-B, Class A2FX, 2.740%, 5/25/40 144A	4,081,000	4,080
Sofi Professional Loan Program LLC, Series 2016-A, Class A2, 2.760%, 12/26/36 144A	4,299,641	4,333
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1.477%, 3/26/40 144A	2,344,000	2,345
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 1.530%, 4/25/33 144A	1,912,904	1,908
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A, 1.550%, 3/26/40 144A	4,986,000	4,976
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1.932%, 1/25/39 144A	1,045,044	1,053
SoFi Professional Loan Program LLC, Series 2017-A, Class A2B, 2.400%, 3/26/40 144A	1,877,000	1,847
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	2,068,000	2,071
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	2,371,000	2,361
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 1.390%, 11/15/19 144A	2,971,740	2,969
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.710%, 4/15/21 144A	1,263,000	1,257
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class A, 1.930%, 6/15/22 144A	5,449,212	5,442
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A4, 2.030%, 2/15/22 144A	941,000	933
Toyota Auto Receivables Trust, Series 2017-A, Class A4, 2.100%, 9/15/22	3,088,000	3,087
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2, 1.712%, 12/10/45	1,811,906	1,814
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	296,401	296
Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/21 144A	3,990,000	3,966
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	1,739,000	1,733
Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/21 144A	7,758,000	7,783
World Financial Network Credit Card Master Trust, Series 2016-B, Class A, 1.440%, 6/15/22	3,819,000	3,809
World Financial Network Credit Card Master Trust, Series 2014-C, Class A, 1.540%, 8/16/21	569,000	569
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/23	2,591,000	2,576
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.760%, 5/17/21	2,426,000	2,429
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	4,488,000	4,421
World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	3,114,000	3,083

Total Structured Products
(Cost: $1,442,172)		1,439,942

Total Investments (108.7%)
(Cost: $3,111,509)(a)		3,096,488

Other Assets, Less
Liabilities (-8.7%)		(247,899)

Net Assets (100.0%)		2,848,589

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $423,317 representing 14.8% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $3,111,509 and the net unrealized depreciation of investments based on that cost was $15,021 which is comprised of $14,177 aggregate gross unrealized appreciation and $29,198 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	-	23,149	-
Corporate Bonds	-	662,113	-
Governments	-	971,284	-
Structured Products	-	1,415,313	24,629
Total Assets:	$-	$3,071,859	$24,629

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Corporate Bonds (1.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/46	600,000	576

Total		576

Transportation (0.8%)
United Airlines, Series 2016-2, Class A, Pass Through Trust, 3.100%, 10/7/28	200,000	192
United Airlines, Series 2016-2, Class AA, Pass Through Trust, 2.875%, 10/7/28	200,000	192
Vessel Management Services, Inc., 3.432%, 8/15/36	543,000	533

Total		917

Total Corporate Bonds
(Cost: $1,542)		1,493

Purchased Options (0.0%)	# of Contracts

Purchased Options (0.0%)
US Bond Future Option, Strike Price $98.50, Exp. 6/19/17	2	-	(m)

Total Purchased Options
(Cost: $0)		-	(m)

Governments (106.6%)	Shares/ $ Par

US Government & Agencies (106.6%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	125
Federal National Mortgage Association, 6.250%, 5/15/29	2,000,000	2,677
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,010
Israel Government AID Bond, 5.500%, 9/18/33	300,000	392
Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,177
Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,872
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	283
Tennessee Valley Authority, 4.625%, 9/15/60	200,000	228
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	322
US Treasury, 1.750%, 5/15/23	110,000	108
US Treasury, 2.000%, 10/31/21	5,800,000	5,827
US Treasury, 2.125%, 8/15/21	3,500,000	3,541
US Treasury, 2.250%, 7/31/21	1,700,000	1,728
US Treasury, 2.250%, 12/31/23	730,000	733
US Treasury, 2.500%, 2/15/45	2,660,000	2,390
US Treasury, 2.750%, 8/15/42	1,100,000	1,049
US Treasury, 2.875%, 5/15/43	4,200,000	4,089
US Treasury, 2.875%, 8/15/45	5,880,000	5,702
US Treasury, 3.000%, 11/15/44	2,800,000	2,787
US Treasury, 3.125%, 2/15/43	11,350,000	11,575
US Treasury, 3.375%, 5/15/44	9,300,000	9,924
US Treasury, 3.625%, 8/15/43	2,600,000	2,895
US Treasury, 3.625%, 2/15/44	11,920,000	13,282
US Treasury, 3.750%, 11/15/43	3,000,000	3,414
US Treasury, 3.875%, 8/15/40	800,000	925
US Treasury, 4.250%, 11/15/40	1,400,000	1,709
US Treasury, 4.375%, 11/15/39 (k)	19,000,000	23,582
US Treasury, 4.375%, 5/15/40	100,000	124
US Treasury, 4.625%, 2/15/40	200,000	257
US Treasury Inflation Index Bond, 0.125%, 4/15/20	1,150,759	1,168
US Treasury Inflation Index Bond, 0.125%, 7/15/24	572,572	567
US Treasury Inflation Index Bond, 0.375%, 7/15/23	616,043	626
US Treasury Inflation Index Bond, 1.375%, 2/15/44	343,278	378
US Treasury Inflation Index Bond, 2.500%, 1/15/29	407,146	498
US Treasury Inflation Index Bond, 3.625%, 4/15/28	150,059	199
US Treasury Stripped, 0.000%, 5/15/33	1,000,000	629
US Treasury Stripped, 0.000%, 5/15/36	1,200,000	679
US Treasury Stripped, 0.000%, 5/15/37	3,000,000	1,632
US Treasury Stripped, 0.000%, 5/15/40	8,900,000	4,418
US Treasury Stripped, 0.000%, 5/15/42	800,000	369
US Treasury Stripped, 0.000%, 8/15/42	1,400,000	638
US Treasury Stripped, 0.000%, 11/15/42	600,000	271
US Treasury Stripped, 0.000%, 5/15/43	700,000	311
US Treasury Stripped, 0.000%, 11/15/43	700,000	307
US Treasury Stripped, 0.000%, 2/15/44	400,000	170

Total Governments
(Cost: $123,562)		118,587

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.988%, 4/25/38 RB	84,808	85

Total Municipal Bonds
(Cost: $85)		85

Structured Products (17.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (17.0%)
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, 11/10/31 144A	600,000	595
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A, 3.140%, 10/10/36 144A	700,000	688
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	294
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.809%, 7/25/33	1,428	1
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.975%, 8/25/33	1,269	1
DBWF Mortgage Trust, Series 2016-85T, Class A, 3.791%, 12/10/36 144A	800,000	831
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 1.142%, 2/15/19	1,776	2
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 2.014%, 7/25/44	14,476	15
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,170
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	648,287	605
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4.000%, 9/15/44	2,209,974	2,346
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.000%, 9/15/54	660,790	695
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	408,316	454
Federal National Mortgage Association, Series 2007-114, Class A6, 1.182%, 10/27/37	199	-	(m)
Federal National Mortgage Association, 2.750%, 11/1/31	298,460	284
Federal National Mortgage Association, 3.000%, 5/1/44	1,600,000	1,583
Federal National Mortgage Association, 3.000%, 9/25/46	900,000	834
Federal National Mortgage Association, 3.040%, 12/1/30	369,943	359
Federal National Mortgage Association, 3.090%, 12/1/36	600,000	557
Federal National Mortgage Association, 3.600%, 2/1/40	667,692	671
Federal National Mortgage Association, 3.700%, 9/1/34	672,398	691
Federal National Mortgage Association, 3.950%, 12/1/45	1,300,000	1,319
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	304,610	316
Federal National Mortgage Association, 5.000%, 6/1/35	84,713	92
Federal National Mortgage Association, 5.000%, 2/1/36	131,572	144
GS Mortgage Securities Trust, Series 2015-590M, Class B, 3.805%, 10/10/35 144A	300,000	303
Hilton USA Trust, Series 2016-HHV, Class A, 3.719%, 11/5/38 144A	300,000	306
Hilton USA Trust, Series 2016-HHV, Class C, 4.194%, 11/5/38 144A	400,000	392
Hudson’s Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.447%, 8/5/34 144A	300,000	289
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.369%, 5/25/33	2,005	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB3, 3.514%, 12/15/49	700,000	716
SLM Student Loan Trust, Series 2003-7A, Class A5A, 2.331%, 12/15/33 144A	153,259	154
SLM Student Loan Trust, Series 2008-9, Class A, 2.538%, 4/25/23	207,386	211
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 1.638%, 10/19/34	6,935	7
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, 9/18/45 144A	121,439	122
VNDO Trust, Series 2016-350P, Class A, 3.805%, 1/10/35 144A	800,000	826
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.137%, 3/25/34	17,785	18

Total Structured Products
(Cost: $19,334)		18,893

Total Investments (125.0%)
(Cost: $144,523)(a)		139,058

Other Assets, Less
Liabilities (-25.0%)		(27,814)

Net Assets (100.0%)		111,244

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $4,800 representing 4.3% of the net assets.

RB — Revenue Bond

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $144,523 and the net unrealized depreciation of investments based on that cost was $5,465 which is comprised of $1,239 aggregate gross unrealized appreciation and $6,704 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2017.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.75%	12/26	2,500	USD	$159
3-Month USD-LIBOR	1.75%	12/26	7,410	USD	617
3-Month USD-LIBOR	1.50%	6/27	1,700	USD	(5)
3-Month USD-LIBOR	2.50%	6/46	3,200	USD	300

					$1,071

(k)	Cash or securities with an aggregate value of $23,582 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales, or written options on March, 31, 2017.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$85	$-
Corporate Bonds	-	1,493	-
Governments	-	118,587	-
Structured Products	-	18,893	-
Purchased Options	-	- (m)	-
Other Financial Instruments^
Interest Rate Swaps	-	1,076	-
Total Assets:	$-	$140,134	$-
Liabilities:
Other Financial Instruments^
Interest Rate Swaps	-	(5)	-
Total Liabilities:	$-	$(5)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Corporate Bonds (18.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
Lockheed Martin Corp., 3.550%, 1/15/26	100,000	102
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	188
Lockheed Martin Corp., 4.250%, 11/15/19	200,000	212
Rockwell Collins, Inc., 4.350%, 4/15/47	300,000	299

Total		801

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	200
Ford Motor Co., 4.346%, 12/8/26	120,000	122
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	201
Ford Motor Credit Co. LLC, 4.389%, 1/8/26	300,000	307
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	103
General Motors Co., 5.000%, 4/1/35	300,000	297
General Motors Financial Co., Inc., 5.250%, 3/1/26	80,000	86

Total		1,316

Banking (4.8%)
American Express Co., 1.550%, 5/22/18	350,000	350
American Express Credit Corp., 2.250%, 5/5/21	200,000	198
Bank of America Corp., 3.248%, 10/21/27	545,000	519
Bank of America Corp., 3.300%, 1/11/23	350,000	352
Bank of America Corp., 4.443%, 1/20/48	80,000	80
Bank of America Corp., 5.750%, 12/1/17	650,000	667
BNP Paribas SA, 2.400%, 12/12/18	150,000	151
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	208
Capital One Bank USA NA, 2.300%, 6/5/19	250,000	251
Capital One Financial Corp., 3.750%, 3/9/27	330,000	328
Capital One Financial Corp., 4.200%, 10/29/25	150,000	151
Capital One NA/Mclean VA, 1.650%, 2/5/18	250,000	250
Citigroup, Inc., 2.350%, 8/2/21	300,000	295
Citigroup, Inc., 3.200%, 10/21/26	500,000	478
Citigroup, Inc., 4.000%, 8/5/24	250,000	253
Citigroup, Inc., 4.050%, 7/30/22	300,000	312
Citigroup, Inc., 4.450%, 9/29/27	575,000	582
Cooperatieve Rabobank UA, 3.875%, 2/8/22	200,000	211
Credit Suisse / New York NY, 3.625%, 9/9/24	250,000	254
Discover Bank, 3.450%, 7/27/26	300,000	288
Discover Financial Services, 3.750%, 3/4/25	200,000	196
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	63
Fifth Third Bank/Cincinnati OH, 2.875%, 10/1/21	250,000	253
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	300,000	300
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	200,000	196
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	850,000	860
The Goldman Sachs Group, Inc., 4.250%, 10/21/25	200,000	204
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	230,000	259
HSBC Holdings PLC, 2.950%, 5/25/21	200,000	201
HSBC Holdings PLC, 4.041%, 3/13/28	230,000	232
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	208
HSBC Holdings PLC, 4.375%, 11/23/26	200,000	202
Huntington Bancshares, Inc. / OH, 2.300%, 1/14/22	200,000	195
Jefferies Group LLC, 4.850%, 1/15/27	330,000	337
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	253
JPMorgan Chase & Co., 4.500%, 1/24/22	500,000	539
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	269
JPMorgan Chase & Co., 4.950%, 6/1/45	685,000	722
KeyBank NA/Cleveland OH, 3.400%, 5/20/26	250,000	243
Morgan Stanley, 3.875%, 1/27/26	400,000	405
Morgan Stanley, 4.375%, 1/22/47	170,000	170
Morgan Stanley, 5.000%, 11/24/25	670,000	719
Morgan Stanley, 5.950%, 12/28/17	200,000	206
PNC Bank NA, 6.000%, 12/7/17	200,000	206
Suntrust Bank/Atlanta GA, 3.300%, 5/15/26	200,000	194
Synchrony Financial, 2.600%, 1/15/19	100,000	101
Synchrony Financial, 3.000%, 8/15/19	250,000	254
U.S. Bancorp, 3.600%, 9/11/24	400,000	412
Wells Fargo & Co., 3.000%, 4/22/26	200,000	192
Wells Fargo & Co., 3.550%, 9/29/25	175,000	176
Wells Fargo & Co., 4.100%, 6/3/26	330,000	337
Wells Fargo & Co., 4.125%, 8/15/23	100,000	105
Wells Fargo & Co., 4.400%, 6/14/46	200,000	194
Wells Fargo & Co., 4.750%, 12/7/46	300,000	306
Wells Fargo & Co., 5.625%, 12/11/17	400,000	411

Total		16,298

Basic Materials (0.2%)
Georgia-Pacific LLC, 5.400%, 11/1/20 144A	140,000	154
International Paper Co., 4.400%, 8/15/47	200,000	189
International Paper Co., 6.000%, 11/15/41	150,000	173

Total		516

Capital Goods (0.1%)
Deere & Co., 2.600%, 6/8/22	60,000	60
John Deere Capital Corp., 3.150%, 10/15/21	290,000	298

Total		358

Chemicals (0.3%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	203
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	195
Eastman Chemical Co., 3.600%, 8/15/22	69,000	71
Ecolab, Inc., 4.350%, 12/8/21	360,000	389
LyondellBasell Industries NV, 4.625%, 2/26/55	100,000	94
LyondellBasell Industries NV, 5.000%, 4/15/19	37,000	39
The Mosaic Co., 5.625%, 11/15/43	100,000	103

Total		1,094

Conglomerate & Diversified Manufacturing (0.5%)
General Electric Co., 2.100%, 12/11/19	250,000	252
General Electric Co., 4.125%, 10/9/42	620,000	632
General Electric Co., 4.375%, 9/16/20	100,000	107
Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/1/24	200,000	203
United Technologies Corp., 3.750%, 11/1/46	395,000	371

Total		1,565

Consumer Products & Retailing (0.9%)
CVS Health Corp., 2.750%, 12/1/22	500,000	495
The Home Depot, Inc., 4.200%, 4/1/43	200,000	206
The Kroger Co., 3.875%, 10/15/46	200,000	180
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	56
McDonald’s Corp., 3.250%, 6/10/24	150,000	154
McDonald’s Corp., 4.450%, 3/1/47	330,000	331
NIKE, Inc., 3.375%, 11/1/46	315,000	279
Reynolds American, Inc., 4.450%, 6/12/25	250,000	263
Unilever Capital Corp., 2.200%, 3/6/19	200,000	202
Wal-Mart Stores, Inc., 3.250%, 10/25/20	600,000	626
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	370

Total		3,162

Electric Utilities (0.8%)
CMS Energy Corp., 6.250%, 2/1/20	100,000	110
Dominion Resources, Inc. / VA, 3.625%, 12/1/24	200,000	201
Dominion Resources, Inc. / VA, 4.900%, 8/1/41	250,000	264
Dominion Resources, Inc. / VA, 6.400%, 6/15/18	340,000	358
Duke Energy Corp., 3.550%, 9/15/21	150,000	155
Duke Energy Progress LLC, 3.700%, 10/15/46	600,000	574
Exelon Corp., 4.450%, 4/15/46	160,000	159
Exelon Generation Co. LLC, 5.600%, 6/15/42	200,000	191
Georgia Power Co., 4.300%, 3/15/42	100,000	96
Pacific Gas & Electric Co., 4.000%, 12/1/46	470,000	462
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	83
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	51

Total		2,704

Energy (0.5%)
Apache Corp., 4.750%, 4/15/43	225,000	225
Cimarex Energy Co., 4.375%, 6/1/24	100,000	104
ConocoPhillips Co., 2.400%, 12/15/22	400,000	391
Marathon Oil Corp., 3.850%, 6/1/25	170,000	167
Marathon Oil Corp., 5.200%, 6/1/45	100,000	99
Noble Energy, Inc., 4.150%, 12/15/21	330,000	346
Occidental Petroleum Corp., 4.100%, 2/15/47	330,000	318
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	181

Total		1,831

Finance (0.2%)
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	550,000	552
International Lease Finance Corp., 5.875%, 8/15/22	200,000	223

Total		775

Food & Beverage (0.7%)
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	820,000	829
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	200,000	216
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/19	100,000	110
Diageo Capital PLC, 2.625%, 4/29/23	200,000	198
General Mills, Inc., 3.150%, 12/15/21	450,000	461
Kraft Heinz Foods Co., 3.950%, 7/15/25	200,000	203
PepsiCo., Inc., 3.450%, 10/6/46	320,000	290

Total		2,307

Healthcare (0.4%)
Abbott Laboratories, 4.900%, 11/30/46	300,000	311
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	97
Express Scripts Holding Co., 4.500%, 2/25/26	200,000	205
Medtronic, Inc., 2.500%, 3/15/20	100,000	101
Medtronic, Inc., 3.500%, 3/15/25	80,000	82
Medtronic, Inc., 4.625%, 3/15/45	300,000	322
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	238
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	150,000	151

Total		1,507

Insurance (0.8%)
Aetna, Inc., 2.750%, 11/15/22	100,000	100
The Allstate Corp., 4.200%, 12/15/46	150,000	152
American International Group, Inc., 4.125%, 2/15/24	250,000	256
American International Group, Inc., 4.500%, 7/16/44	150,000	143
American International Group, Inc., 5.850%, 1/16/18	100,000	103
Berkshire Hathaway, Inc., 4.500%, 2/11/43	335,000	359
Chubb INA Holdings, Inc., 3.150%, 3/15/25	200,000	200
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	166
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	100,000	105
Prudential Financial, Inc., 2.300%, 8/15/18	100,000	101
Prudential Financial, Inc., 5.625%, 5/12/41	195,000	229
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	204
The Travelers Cos, Inc., 3.750%, 5/15/46	200,000	189
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	153
Voya Financial, Inc., 2.900%, 2/15/18 (e)	153,000	154
XLIT, Ltd., 2.300%, 12/15/18	100,000	101

Total		2,715

Media (0.9%)
21st Century Fox America, Inc., 4.750%, 11/15/46 144A	150,000	150
21st Century Fox America, Inc., 6.900%, 8/15/39	235,000	300
CBS Corp., 3.500%, 1/15/25	200,000	199
Comcast Corp., 6.500%, 11/15/35	200,000	255
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	365
Time Warner Cable LLC, 4.500%, 9/15/42	295,000	267
Time Warner, Inc., 3.600%, 7/15/25	200,000	198
Time Warner, Inc., 3.800%, 2/15/27	300,000	297
Time Warner, Inc., 4.050%, 12/15/23	150,000	156
Time Warner, Inc., 4.700%, 1/15/21	100,000	107
Viacom, Inc., 4.250%, 9/1/23	250,000	258
The Walt Disney Co., 2.350%, 12/1/22	500,000	497

Total		3,049

Oil & Gas (0.8%)
BP Capital Markets PLC, 2.500%, 11/6/22	60,000	59
BP Capital Markets PLC, 2.750%, 5/10/23	200,000	197
Chevron Corp., 2.100%, 5/16/21	200,000	198
Chevron Corp., 2.427%, 6/24/20	100,000	101
Exxon Mobil Corp., 3.043%, 3/1/26	200,000	200
Hess Corp., 6.000%, 1/15/40	300,000	308
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	246
Phillips 66, 4.650%, 11/15/34	200,000	203
Shell International Finance BV, 2.375%, 8/21/22	900,000	885
Suncor Energy, Inc., 6.500%, 6/15/38	170,000	214

Total		2,611

Pharmaceuticals (1.2%)
AbbVie, Inc., 2.900%, 11/6/22	200,000	199
AbbVie, Inc., 4.450%, 5/14/46	350,000	334
Actavis Funding SCS, 3.450%, 3/15/22	600,000	613
Actavis Funding SCS, 3.850%, 6/15/24	150,000	153
Amgen, Inc., 1.850%, 8/19/21	200,000	194
Amgen, Inc., 3.625%, 5/22/24	140,000	143
Celgene Corp., 3.625%, 5/15/24	50,000	51
Celgene Corp., 5.000%, 8/15/45	170,000	178
Gilead Sciences, Inc., 3.650%, 3/1/26	200,000	202
Gilead Sciences, Inc., 4.150%, 3/1/47	165,000	154
Gilead Sciences, Inc., 4.400%, 12/1/21	260,000	279
GlaxoSmithKline Capital PLC, 2.850%, 5/8/22	200,000	202
Merck & Co., Inc., 2.400%, 9/15/22	200,000	199
Mylan NV, 3.950%, 6/15/26	200,000	196
Mylan, Inc., 2.550%, 3/28/19	100,000	100
Mylan, Inc., 2.600%, 6/24/18	70,000	70
Roche Holdings, Inc., 3.350%, 9/30/24 144A	400,000	411
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	160,000	152
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	170,000	169

Total		3,999

Pipelines (0.9%)
Enbridge, Inc., 3.500%, 6/10/24	150,000	147
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	99
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	198
Energy Transfer Partners LP, 4.150%, 10/1/20	100,000	104
Energy Transfer Partners LP, 5.300%, 4/15/47	330,000	316
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	201
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	101
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	292
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	157
MPLX LP, 4.875%, 6/1/25	400,000	419
MPLX LP, 5.200%, 3/1/47	200,000	201
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	203
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	200,000	197
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	99
Williams Partners LP, 4.125%, 11/15/20	80,000	84
Williams Partners LP, 4.300%, 3/4/24	200,000	206

Total		3,024

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.650%, 2/1/26	150,000	149
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103
Kilroy Realty LP, 3.800%, 1/15/23	130,000	133
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42
Simon Property Group LP, 4.250%, 11/30/46	300,000	290
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	252
Welltower, Inc., 3.750%, 3/15/23	300,000	307

Total		1,276

Services (0.1%)
Republic Services, Inc., 3.800%, 5/15/18	100,000	102
Waste Management, Inc., 3.125%, 3/1/25	150,000	151
Waste Management, Inc., 3.500%, 5/15/24	100,000	103

Total		356

Technology (1.1%)
Apple, Inc., 1.000%, 5/3/18	100,000	100
Apple, Inc., 3.350%, 2/9/27	200,000	202
Apple, Inc., 4.250%, 2/9/47	370,000	376
Cisco Systems, Inc., 1.600%, 2/28/19	200,000	200
Cisco Systems, Inc., 5.900%, 2/15/39	165,000	211
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26 144A	470,000	512
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	188
Fidelity National Information Services, Inc., 3.875%, 6/5/24	100,000	103
Hewlett Packard Enterprise Co., 3.600%, 10/15/20	130,000	134
Microsoft Corp., 2.125%, 11/15/22	180,000	176

Corporate Bonds (18.1%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Microsoft Corp., 3.450%, 8/8/36	400,000	379
Microsoft Corp., 4.250%, 2/6/47	550,000	564
Oracle Corp., 2.500%, 10/15/22	300,000	299
Oracle Corp., 2.650%, 7/15/26	150,000	143
Oracle Corp., 5.750%, 4/15/18	300,000	313

Total		3,900

Telecommunications (1.2%)
American Tower Corp., 3.375%, 10/15/26	400,000	381
AT&T, Inc., 3.400%, 5/15/25	450,000	435
AT&T, Inc., 3.600%, 2/17/23	250,000	253
AT&T, Inc., 4.450%, 4/1/24	100,000	105
AT&T, Inc., 4.800%, 6/15/44	280,000	262
AT&T, Inc., 6.550%, 2/15/39	77,000	91
British Telecommunications PLC, 5.950%, 1/15/18	100,000	103
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	330,000	380
Crown Castle International Corp., 4.450%, 2/15/26	240,000	250
Deutsche Telekom International Finance BV, 3.600%, 1/19/27 144A	450,000	448
Orange SA, 2.750%, 2/6/19	100,000	101
Telefonica Emisiones SAU, 5.213%, 3/8/47	200,000	202
Verizon Communications, Inc., 4.125%, 3/16/27	330,000	336
Verizon Communications, Inc., 4.125%, 8/15/46	300,000	259
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	142
Verizon Communications, Inc., 5.500%, 3/16/47	330,000	346

Total		4,094

Transportation (0.7%)
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	199
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	211
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	330,000	329
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	111
CSX Corp., 3.800%, 11/1/46	80,000	73
FedEx Corp., 4.400%, 1/15/47	200,000	194
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	79
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	104
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	101
Union Pacific Corp., 2.750%, 4/15/23	100,000	100
Union Pacific Corp., 3.350%, 8/15/46	165,000	150
Union Pacific Corp., 4.000%, 4/15/47	340,000	336
United Parcel Service, Inc., 3.400%, 11/15/46	300,000	273

Total		2,260

Total Corporate Bonds
(Cost: $61,584)		61,518

Governments (62.8%)

Foreign Agencies (0.3%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	124
Petroleos Mexicanos, 4.625%, 9/21/23	200,000	201
Petroleos Mexicanos, 4.875%, 1/18/24	400,000	404
Statoil ASA, 2.450%, 1/17/23	250,000	246

Total		1,075

Foreign Governments (2.7%)
Australian Government Bond, 4.000%, 8/20/20 AUD (f)	715,000	1,017
Canadian Government Real Return Bond, 4.250%, 12/1/21 CAD (f)	747,605	683
Canadian Government Real Return Bond, 4.250%, 12/1/26 CAD (f)	1,473,300	1,541
Italy Buoni Poliennali Del Tesoro, 2.350%, 9/15/24 EUR (f)	2,954,811	3,492
Italy Buoni Poliennali Del Tesoro, 3.100%, 9/15/26 EUR (f)	1,989,771	2,494

Total		9,227

US Government and Agencies (59.6%)
Federal Home Loan Mortgage Corp., 6.250%, 7/15/32	750,000	1,044
Federal National Mortgage Association, 6.625%, 11/15/30(b)	12,200,000	17,206
US Treasury Inflation Index Bond, 0.125%, 4/15/21	6,914,835	6,986
US Treasury Inflation Index Bond, 0.125%, 1/15/22	509,542	513
US Treasury Inflation Index Bond, 0.125%, 7/15/22	10,030,005	10,108
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,681,510	3,679
US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,789,410	1,773
US Treasury Inflation Index Bond, 0.125%, 7/15/26	2,836,120	2,767
US Treasury Inflation Index Bond, 0.250%, 1/15/25	7,175,560	7,115
US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,608,250	2,650
US Treasury Inflation Index Bond, 0.375%, 7/15/25(b)	18,838,472	18,887
US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,758,592	6,283
US Treasury Inflation Index Bond, 0.625%, 7/15/21(b)	10,233,907	10,615
US Treasury Inflation Index Bond, 0.625%, 1/15/24(b)	13,163,084	13,475
US Treasury Inflation Index Bond, 0.625%, 1/15/26	4,393,783	4,473
US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,407,963	8,082
US Treasury Inflation Index Bond, 0.750%, 2/15/45	3,196,255	3,043
US Treasury Inflation Index Bond, 1.375%, 2/15/44	8,730,033	9,625
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,629,965	5,235
US Treasury Inflation Index Bond, 2.000%, 1/15/26(k)	2,997,036	3,400
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,134,308	2,692
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,914,861	7,498
US Treasury Inflation Index Bond, 2.375%, 1/15/25(b)	24,666,158	28,449
US Treasury Inflation Index Bond, 2.375%, 1/15/27	4,123,529	4,874
US Treasury Inflation Index Bond, 2.500%, 1/15/29	7,028,233	8,592
US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,192,460	5,888
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,251,710	2,993
US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,544,584	4,902

Total		202,847

Yankee Sovereign (0.2%)
Mexico Government International Bond, 4.750%, 3/8/44	200,000	194
Saudi Government International Bond, 2.375%, 10/26/21 144A	300,000	295

Total		489

Total Governments
(Cost: $216,617)		213,638

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	48
City of San Antonio TX Electric & Gas Systems Revenue, 5.985%, 2/1/39 RB	150,000	193
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	35
Los Angeles Community College District/CA, Series 2010-E, 6.750%, 8/1/49 GO	95,000	138
Los Angeles Department of Water & Power Power System Revenue, 5.716%, 7/1/39 RB	15,000	19
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	67
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	118
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	140
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	57
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	65
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	61
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	367
State of Illinois, 5.100%, 6/1/33 GO	150,000	137
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds
(Cost: $1,523)		1,483

Structured Products (17.2%)

Structured Products (17.2%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, 7/25/44 144A	1,353,088	1,362
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, 11/25/44 144A	963,825	960
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, 10/25/45 144A	1,750,799	1,762
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, 12/25/45 144A	1,370,970	1,380
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.500%, 3/25/46 144A	1,009,430	1,016
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, 8/25/46 144A	871,455	870
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.943%, 6/17/31 144A	1,588,291	1,589
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	625
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	750,000	752
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	830
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	1,000,000	1,022
CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49	700,000	716
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.254%, 3/7/26 144A	293,740	293
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	48,157	50
Citigroup / Deutsche Bank Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	964
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.647%, 2/10/49	880,000	921
Commercial Mortgage Trust Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	909
Commercial Mortgage Trust Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	884
Commercial Mortgage Trust Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	1,000,000	1,068
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	877
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	959
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	727
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, 12/25/44 144A	300,000	294
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	4,637,415	4,894
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	3,431,557	3,709
Federal National Mortgage Association, 4.000%, 2/1/46	6,580,508	6,904
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	1,013
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, 5/10/49	750,000	755
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	339,227	335
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 2.977%, 8/10/38 144A	1,175,000	1,139
Invitation Homes Trust, Series 2014-SFR1, Class A, 1.770%, 6/17/31 144A	536,897	537
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.143%, 12/17/31 144A	552,312	552
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 144A	950,000	966
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4, 2.822%, 8/15/49	600,000	579
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	657
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	641
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, 3/25/43 144A	1,048,940	1,039
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, 10/25/29 144A	1,090,433	1,100
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,684
JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.500%, 1/25/47 144A	997,289	1,006
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, 8/15/47	700,000	724
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.414%, 3/15/50	930,000	944
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,513
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.446%, 7/13/29 144A	600,000	606
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	583,887	575
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	708,388	705
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.828%, 12/18/37	19,623	20
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, 10/25/44 144A	335,060	338
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, 11/25/44 144A	284,479	290
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	216,832	222
Sierra Receivables Funding LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	203,654	204
Sierra Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	615,585	622
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 3.162%, 6/25/34	524,131	542
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, 1.722%, 9/25/44	379,697	348
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/55 144A	718,974	731
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 3.068%, 6/25/35	315,294	328
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 3.073%, 6/25/35	969,708	989
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	43,521	43
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	66,340	66
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.291%, 1/25/38	74,360	72
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, 6/20/44 144A	278,903	280

Total Structured Products
(Cost: $58,896)		58,502

Short-Term Investments (2.4%)

Commercial Paper (2.4%)
Credit Agricole Cib, 0.790%, 4/3/17 (b),(r)	8,249,000	8,248

Total Short-Term Investments
(Cost: $8,249)		8,248

Total Investments (100.9%)
(Cost: $346,869)(a)		343,389

Other Assets, Less
Liabilities (-0.9%)		(3,217)

Net Assets (100.0%)		340,172

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $30,829 representing 9.1% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $346,869 and the net unrealized depreciation of investments based on that cost was $3,480 which is comprised of $4,173 aggregate gross unrealized appreciation and $7,653 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $25,826)	219	6/17	$(44)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2017, $18,772)	124	6/17	68
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2017, $3,994)	32	6/17	8
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $24,260)	112	6/17	(18)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2017, $7,770)	48	6/17	60
US Ultra Treasury Bond Futures (Short) (Total Notional Value at March 31, 2017, $13,406)	100	6/17	16

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,301	993	6/17	$-	$(16)	$(16)
Sell	HSBC Bank USA NA	CAD	2,929	2,205	6/17	-	(33)	(33)
Buy	HSBC Bank USA NA	EUR	108	116	6/17	-	(1)	(1)
Sell	HSBC Bank USA NA	EUR	5,575	5,971	6/17	-	(43)	(43)

						$-	$(93)	$(93)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

(j)	Swap agreements outstanding on March 31, 2017.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	$(134)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(109)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(208)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(306)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(159)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(280)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(347)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(72)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	- (m)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(190)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	47
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(252)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(619)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	5
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(435)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(80)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(106)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(211)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(174)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(382)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(268)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.870%	CPURNSA Index Total Return at Maturity	5/26	17,000	712
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.920%	CPURNSA Index Total Return at Maturity	5/26	7,000	255
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	1.770%	CPURNSA Index Total Return at Maturity	6/26	6,000	306
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.245%	CPURNSA Index Total Return at Maturity	11/26	3,000	14
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.280%	CPURNSA Index Total Return at Maturity	11/26	3,000	4
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Goldman Sachs International	2.280%	CPURNSA Index Total Return at Maturity	11/26	4,000	5

						$(3,046)

(k)	Cash or securities with an aggregate value of $3,400 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2017.

(m)	Amount is less than one thousand.

(r)	Rates are discount rates at the time of purchase.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$1,483	$-
Corporate Bonds	-	61,518	-
Governments	-	213,638	-
Structured Products	-	58,502	-
Short-Term Investments	-	8,248	-
Other Financial Instruments^
Futures	152	-	-
Total Return Swaps	-	1,348	-
Total Assets:	$152	$344,737	$-
Liabilities:
Other Financial Instruments^
Futures	(62)	-	-
Forward Currency Contracts	-	(93)	-
Total Return Swaps	-	(4,394)	-
Total Liabilities:	$(62)	$(4,487)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Bonds (97.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (1.1%)
Engility Corp., 8.875%, 9/1/24 144A	1,225,000	1,297
TransDigm, Inc., 6.000%, 7/15/22	520,000	527
TransDigm, Inc., 6.375%, 6/15/26	1,575,000	1,576
TransDigm, Inc., 6.500%, 7/15/24	4,725,000	4,790
TransDigm, Inc., 6.500%, 5/15/25	300,000	302

Total		8,492

Autos & Vehicle Parts (3.3%)
Adient Global Holdings, Ltd., 4.875%, 8/15/26 144A	1,525,000	1,496
Allison Transmission, Inc., 5.000%, 10/1/24 144A	900,000	909
American Axle & Manufacturing, Inc., 6.250%, 3/15/21	960,000	986
American Axle & Manufacturing, Inc., 6.500%, 4/1/27 144A	1,800,000	1,794
BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,650,000	1,782
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 144A	575,000	575
Dana Financing Luxembourg Sarl, 5.750%, 4/15/25 144A	400,000	404
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	1,800,000	1,876
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	3,842,000	3,909
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,179
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	350,000	365
JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	1,250,000	1,309
MPG Holdco I, Inc., 7.375%, 10/15/22	1,500,000	1,628
Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A	375,000	371
Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A	2,775,000	2,706
Tenneco, Inc., 5.000%, 7/15/26	350,000	343
Tenneco, Inc., 5.375%, 12/15/24	750,000	770
TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	1,925,000	2,042
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	1,175,000	1,216

Total		25,660

Banking (1.0%)
Ally Financial, Inc., 3.500%, 1/27/19	445,000	448
Ally Financial, Inc., 3.750%, 11/18/19	3,450,000	3,476
Ally Financial, Inc., 4.125%, 2/13/22	800,000	800
Ally Financial, Inc., 5.750%, 11/20/25	2,975,000	3,046

Total		7,770

Basic Materials (8.7%)
Anixter, Inc., 5.125%, 10/1/21	1,800,000	1,876
Anixter, Inc., 5.500%, 3/1/23	275,000	285
ARD Finance SA, 7.125%, 9/15/23 144A	2,975,000	3,064
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	529
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,519
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 2/15/25 144A	2,100,000	2,124
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,140
Ball Corp., 5.250%, 7/1/25	1,675,000	1,773
Belden, Inc., 5.250%, 7/15/24 144A	325,000	324
Belden, Inc., 5.500%, 9/1/22 144A	3,450,000	3,519
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,179
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,368
Berry Plastics Corp., 6.000%, 10/15/22	275,000	291
BWAY Holding Co., 5.500%, 4/15/24 144A	2,175,000	2,193
BWAY Holding Co., 7.250%, 4/15/25 144A	4,425,000	4,425
BWAY Holding Co., 9.125%, 8/15/21 144A	3,565,000	3,899
Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,675,000	2,648
Cleaver-Brooks, Inc., 8.750%, 12/15/19 144A	775,000	798
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 1/15/23	675,000	690
Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26 144A	375,000	361
Flex Acquisition Co., Inc., 6.875%, 1/15/25 144A	3,575,000	3,652
Garda World Security Corp., 7.250%, 11/15/21 144A	520,000	502
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,200,000	3,052
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,258
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,385
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	529
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	800,000	855
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	2,405,000	2,474
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	502,305	516
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	2,575,000	2,757
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,433
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	2,026
Sealed Air Corp., 5.500%, 9/15/25 144A	325,000	345
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,975,000	4,077
Unifrax I LLC / Unifrax Holding Co., 7.500%, 2/15/19 144A	1,200,000	1,191

Total		67,057

Builders & Building Materials (2.0%)
Allegion PLC, 5.875%, 9/15/23	550,000	587
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,725,000	2,793
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	130
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	666
HD Supply, Inc., 5.250%, 12/15/21 144A	1,125,000	1,183
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	394
Masonite International Corp., 5.625%, 3/15/23 144A	725,000	740
NCI Building Systems, Inc., 8.250%, 1/15/23 144A	1,200,000	1,302
Ply Gem Industries, Inc., 6.500%, 2/1/22	1,100,000	1,152
RSI Home Products, Inc., 6.500%, 3/15/23 144A	2,500,000	2,575
Standard Industries, Inc., 5.000%, 2/15/27 144A	2,900,000	2,842
Standard Industries, Inc., 6.000%, 10/15/25 144A	1,275,000	1,316

Total		15,680

Capital Goods (0.4%)
United Rentals North America, Inc., 5.500%, 7/15/25	475,000	490
United Rentals North America, Inc., 5.500%, 5/15/27	1,225,000	1,237
United Rentals North America, Inc., 5.875%, 9/15/26	1,225,000	1,277

Total		3,004

Chemicals (2.4%)
Alpha 3 BV/ Alpha US Bidco, Inc., 6.250%, 2/1/25 144A	1,600,000	1,620
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	2,050,000	2,006
Eco Services Operations LLC / Eco Finance Corp., 8.500%, 11/1/22 144A	1,225,000	1,289
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,438
Huntsman International LLC, 4.875%, 11/15/20	2,055,000	2,142
Huntsman International LLC, 5.125%, 11/15/22	375,000	392
Koppers, Inc., 6.000%, 2/15/25 144A	1,150,000	1,187
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,000,000	5,188
Platform Specialty Products Corp., 10.375%, 5/1/21 144A	675,000	751
PQ Corp., 6.750%, 11/15/22 144A	450,000	479
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	569
W.R. Grace & Co., 5.625%, 10/1/24 144A	605,000	638

Total		18,699

Conglomerate & Diversified Manufacturing (1.0%)
Entegris, Inc., 6.000%, 4/1/22 144A	2,600,000	2,714
WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,884
WESCO Distribution, Inc., 5.375%, 6/15/24	1,750,000	1,794

Total		7,392

Consumer Products & Retailing (5.3%)
1011778 BC ULC / New Red Finance, Inc., 6.000%, 4/1/22 144A	4,275,000	4,435
Albertsons Cos. LLC / Safeway, 5.750%, 3/15/25 144A	1,725,000	1,673
Albertsons Cos. LLC / Safeway, 6.625%, 6/15/24 144A	1,600,000	1,636
Aramark Services, Inc., 5.125%, 1/15/24	1,525,000	1,599
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	4,650,000	4,418
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	2,125,000	1,477
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,170
Hanesbrands, Inc., 4.875%, 5/15/26 144A	1,100,000	1,081
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,628
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	817
Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,928
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,275,000	2,304
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	332
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,553
Prestige Brands, Inc., 6.375%, 3/1/24 144A	1,600,000	1,680
Ritchie Bros. Auctioneers, Inc., 5.375%, 1/15/25 144A	575,000	588
Rite Aid Corp., 6.125%, 4/1/23 144A	2,600,000	2,577
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	725,000	724
Sally Holdings LLC / Sally Capital, Inc., 5.750%, 6/1/22	350,000	360
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	767
Spectrum Brands, Inc., 6.125%, 12/15/24	2,975,000	3,146
Springs Industries, Inc., 6.250%, 6/1/21	1,106,000	1,137
Valvoline Finco Two LLC, 5.500%, 7/15/24 144A	325,000	341

Total		41,371

Electric Utilities (2.0%)
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,825
Calpine Corp., 5.750%, 1/15/25	1,375,000	1,366
Calpine Corp., 6.000%, 1/15/22 144A	455,000	474
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/21 144A	2,325,000	2,464
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,483
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,745
NRG Energy, Inc., 6.625%, 3/15/23	750,000	767
NRG Energy, Inc., 6.625%, 1/15/27 144A	925,000	923
NRG Energy, Inc., 7.250%, 5/15/26	1,150,000	1,184
TerraForm Power Operating LLC, 6.625%, 6/15/25 144A	950,000	1,014
TerraForm Power Operating LLC, 6.375%, 2/1/23 144A	1,125,000	1,169

Total		15,414

Energy (6.5%)
Antero Resources Corp., 5.000%, 3/1/25 144A	375,000	368
Antero Resources Corp., 5.125%, 12/1/22	840,000	851
Antero Resources Corp., 5.375%, 11/1/21	730,000	750
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,253
Ascent Resources - Utica LLC / AEU Finance Corp., 10.000%, 4/1/22 144A	1,150,000	1,190
Callon Petroleum Co., 6.125%, 10/1/24 144A	1,377,000	1,432
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,729
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	620,000	642
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,060
Chesapeake Energy Corp., 5.750%, 3/15/23	225,000	205
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	921
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	1,750,000	1,833
Chesapeake Energy Corp., 8.000%, 1/15/25 144A	425,000	425
Continental Resources, Inc., 4.500%, 4/15/23	2,050,000	1,995
CrownRock LP / CrownRock Finance, Inc., 7.125%, 4/15/21 144A	275,000	284
CrownRock LP / CrownRock Finance, Inc., 7.750%, 2/15/23 144A	525,000	556
Diamondback Energy, Inc., 4.750%, 11/1/24 144A	600,000	604
Diamondback Energy, Inc., 5.375%, 5/31/25 144A	800,000	820
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	350,000	269
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, 11/29/24 144A	1,275,000	1,339
Gulfport Energy Corp., 6.000%, 10/15/24 144A	550,000	533
Gulfport Energy Corp., 6.375%, 5/15/25 144A	1,025,000	1,007
Gulfport Energy Corp., 6.625%, 5/1/23	875,000	885
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,250,000	1,247
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	406
Laredo Petroleum, Inc., 7.375%, 5/1/22	575,000	597
MPLX LP, 4.875%, 12/1/24	750,000	789
Northern Oil and Gas, Inc., 8.000%, 6/1/20	2,455,000	2,124
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,395,000	1,398
Oasis Petroleum, Inc., 6.875%, 3/15/22	895,000	917
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 8/15/25 144A	425,000	429
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 144A	450,000	456
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	318
PDC Energy, Inc., 6.125%, 9/15/24 144A	575,000	589
PDC Energy, Inc., 7.750%, 10/15/22	350,000	368
Precision Drilling Corp., 6.500%, 12/15/21	200,000	200
Precision Drilling Corp., 7.750%, 12/15/23 144A	850,000	895
QEP Resources, Inc., 5.250%, 5/1/23	575,000	564
QEP Resources, Inc., 6.875%, 3/1/21	1,300,000	1,381
Range Resources Corp., 4.875%, 5/15/25	1,000,000	958
Range Resources Corp., 5.000%, 3/15/23 144A	225,000	222
Range Resources Corp., 5.750%, 6/1/21 144A	955,000	979
Rice Energy, Inc., 6.250%, 5/1/22	2,225,000	2,292
RSP Permian, Inc., 5.250%, 1/15/25 144A	750,000	756
RSP Permian, Inc., 6.625%, 10/1/22	925,000	974
SM Energy Co., 5.625%, 6/1/25	525,000	502
SM Energy Co., 6.500%, 1/1/23	965,000	979
SM Energy Co., 6.750%, 9/15/26	350,000	353
Southwestern Energy Co., 4.100%, 3/15/22	2,350,000	2,197
Weatherford International, 7.000%, 3/15/38	1,400,000	1,351
Weatherford International LLC, 6.800%, 6/15/37	400,000	385
Weatherford International, Ltd., 8.250%, 6/15/23	1,650,000	1,794
Weatherford International, Ltd., 9.875%, 2/15/24 144A	100,000	116
Whiting Petroleum Corp., 5.750%, 3/15/21	960,000	950
Whiting Petroleum Corp., 6.250%, 4/1/23	1,150,000	1,144
WPX Energy, Inc., 5.250%, 9/15/24	275,000	266
WPX Energy, Inc., 6.000%, 1/15/22	375,000	382
WPX Energy, Inc., 7.500%, 8/1/20	125,000	133
WPX Energy, Inc., 8.250%, 8/1/23	350,000	389

Total		50,751

Entertainment (1.2%)
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 144A	1,150,000	1,163
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 144A	375,000	378
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,337
Live Nation Entertainment, Inc., 4.875%, 11/1/24 144A	600,000	600
Regal Entertainment Group, 5.750%, 3/15/22	660,000	689
Regal Entertainment Group, 5.750%, 2/1/25	1,025,000	1,058
Six Flags Entertainment Corp., 4.875%, 7/31/24 144A	850,000	842
Six Flags Entertainment Corp., 5.500%, 4/15/27 144A	2,025,000	2,020

Total		9,087

Finance (1.8%)
Navient Corp., 5.500%, 1/25/23	350,000	334
Navient Corp., 5.875%, 10/25/24	2,050,000	1,912
Navient Corp., 6.125%, 3/25/24	1,175,000	1,119
Navient Corp., 6.500%, 6/15/22	200,000	202
Navient Corp., 6.625%, 7/26/21	350,000	362
Navient Corp., 7.250%, 9/25/23	1,150,000	1,156
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	425,000	442
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	3,650,000	3,796
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,475,000	4,397
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	330

Total		14,050

Food & Beverage (2.5%)
Acosta, Inc., 7.750%, 10/1/22 144A	3,450,000	2,929
AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 144A	950,000	961
Aramark Services, Inc., 5.000%, 4/1/25 144A	1,450,000	1,493
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	2,100,000	2,103
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 144A	1,225,000	1,249
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	850,000	886
Post Holdings, Inc., 5.000%, 8/15/26 144A	1,825,000	1,747
Post Holdings, Inc., 5.500%, 3/1/25 144A	775,000	779
Post Holdings, Inc., 6.000%, 12/15/22 144A	300,000	316
Post Holdings, Inc., 7.750%, 3/15/24 144A	1,400,000	1,544
Post Holdings, Inc., 8.000%, 7/15/25 144A	2,525,000	2,834
US Foods, Inc., 5.875%, 6/15/24 144A	2,500,000	2,594

Total		19,435

Gaming/Leisure/Lodging (3.8%)
Boyd Gaming Corp., 6.375%, 4/1/26	775,000	829
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,209
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.250%, 2/1/20 144A	2,075,000	2,122
Eagle II Acquisition Co. LLC, 6.000%, 4/1/25 144A	1,150,000	1,184
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	375,000	398
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	516
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25 144A	1,550,000	1,569
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.625%, 5/1/24	475,000	501
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,727
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,151
MGM Resorts International, 6.750%, 10/1/20	510,000	561
MGM Resorts International, 7.750%, 3/15/22	345,000	398
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	2,150,000	2,180
Penn National Gaming, Inc., 5.625%, 1/15/27 144A	1,150,000	1,141
Pinnacle Entertainment, Inc., 5.625%, 5/1/24 144A	2,225,000	2,253
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	1,900,000	1,933
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,923
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	1,705,000	1,756
Station Casinos LLC, 7.500%, 3/1/21	2,175,000	2,262

Total		29,613

Healthcare (10.5%)
Acadia Healthcare Co., 5.625%, 2/15/23	400,000	414
Acadia Healthcare Co., 6.500%, 3/1/24	2,625,000	2,763
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,750,000	2,661
AmSurg Corp., 5.625%, 7/15/22	1,275,000	1,307
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	1,025,000	1,013
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	4,235,000	3,642
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	465,000	426
CHS/Community Health Systems, Inc., 6.250%, 3/31/23	825,000	839
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	6,650,000	6,184
DaVita HealthCare Partners, Inc., 5.000%, 5/1/25	775,000	777
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	1,350,000	1,397
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,280,000	3,338
HCA Holdings, Inc., 6.250%, 2/15/21	1,385,000	1,495
HCA, Inc., 4.500%, 2/15/27	1,050,000	1,050
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,701
HCA, Inc., 5.250%, 6/15/26	675,000	710
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,346
HCA, Inc., 5.875%, 3/15/22	3,225,000	3,547
HCA, Inc., 5.875%, 5/1/23	2,520,000	2,722
HCA, Inc., 5.875%, 2/15/26	1,250,000	1,319
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,625
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,525,000	2,418
IMS Health, Inc., 5.000%, 10/15/26 144A	1,250,000	1,255
LifePoint Health, Inc., 5.375%, 5/1/24 144A	925,000	941
LifePoint Health, Inc., 5.500%, 12/1/21	1,415,000	1,468
LifePoint Health, Inc., 5.875%, 12/1/23	250,000	257
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	433
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	5,075,000	5,456

Bonds (97.4%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
New Amethyst Corp., 6.250%, 12/1/24 144A	900,000	945
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	3,500,000	3,579
Sterigenics-Nordion Topco LLC, 8.125%, 11/1/21 144A	2,275,000	2,332
Surgical Care Affiliates, Inc., 6.000%, 4/1/23 144A	2,175,000	2,333
Team Health Holdings, Inc., 6.375%, 2/1/25 144A	4,075,000	3,994
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,785
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	830
Tenet Healthcare Corp., 6.000%, 10/1/20	1,285,000	1,359
Tenet Healthcare Corp., 6.750%, 6/15/23	3,500,000	3,439
Tenet Healthcare Corp., 7.500%, 1/1/22 144A	700,000	756
Tenet Healthcare Corp., 8.125%, 4/1/22	2,030,000	2,119
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,167

Total		81,142

Insurance (0.9%)
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A (c)	760,000	760
HUB International, Ltd., 7.875%, 10/1/21 144A	5,615,000	5,854
HUB International, Ltd., 9.250%, 2/15/21 144A	225,000	232

Total		6,846

Materials (0.0%)
The Scotts Miracle-Gro Co., 5.250%, 12/15/26 144A	125,000	127

Total		127

Media (13.4%)
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,134
Altice US Finance I Corp., 5.500%, 5/15/26 144A	350,000	360
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,875
Cablevision Systems Corp., 5.875%, 9/15/22	1,650,000	1,664
CBS Radio, Inc., 7.250%, 11/1/24 144A	1,125,000	1,181
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 144A	400,000	402
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,401
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	667
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	569
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,040
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,050,000	3,172
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	1,825,000	1,916
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	446
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	2,935,000	2,979
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,325,000	1,465
Clear Channel International BV, 8.750%, 12/15/20 144A	675,000	717
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,075,000	2,158
CSC Holdings LLC, 5.250%, 6/1/24	600,000	598
CSC Holdings LLC, 5.500%, 4/15/27 144A	925,000	940
CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,359
CSC Holdings LLC, 10.125%, 1/15/23 144A	1,675,000	1,943
CSC Holdings LLC, 10.875%, 10/15/25 144A	1,050,000	1,263
DISH DBS Corp., 5.000%, 3/15/23	1,660,000	1,668
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,135
DISH DBS Corp., 5.875%, 11/15/24	2,700,000	2,836
DISH DBS Corp., 7.750%, 7/1/26	500,000	581
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	2,300,000	2,507
Gray Television, Inc., 5.125%, 10/15/24 144A	525,000	518
Gray Television, Inc., 5.875%, 7/15/26 144A	1,750,000	1,781
iHeartCommunications, Inc., 9.000%, 3/1/21	600,000	456
iHeartCommunications, Inc., 9.000%, 9/15/22	1,515,000	1,138
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,700,000	2,227
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,490,000	1,358
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,550,000	1,393
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,125,000	1,192
Lamar Media Corp., 5.875%, 2/1/22	1,725,000	1,782
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,070
Match Group, Inc., 6.375%, 6/1/24 144A	925,000	1,001
Match Group, Inc., 6.750%, 12/15/22 144A	1,975,000	2,069
McGraw-Hill Global Education Holdings LLC, 7.875%, 5/15/24 144A	350,000	339
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,850,000	1,924
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	875,000	888
The Nielsen Co. (Luxembourg) Sarl, 5.000%, 2/1/25 144A	900,000	897
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,000,000	4,090
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,500,000	1,571
Radio One, Inc., 7.375%, 4/15/22 144A	1,900,000	1,985
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,399
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	950,000	917
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,401
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	450,000	456
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	333
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,036
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	562
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,126
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,713
Sirius XM Radio, Inc., 5.750%, 8/1/21 144A	1,045,000	1,086
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,341
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,411
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,013
TEGNA, Inc., 5.500%, 9/15/24 144A	495,000	507
TEGNA, Inc., 6.375%, 10/15/23	700,000	740
Townsquare Media, Inc., 6.500%, 4/1/23 144A	850,000	849
Tribune Media Co., 5.875%, 7/15/22	3,275,000	3,414
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,421
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,525,000	1,559
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	2,100,000	2,105
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,191
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	431
WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	253
WMG Aquisition Corp., 4.875%, 11/1/24 144A	450,000	452
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	630
Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,219
Ziggo Secured Finance BV, 5.500%, 1/15/27 144A	2,275,000	2,275

Total		103,495

Metals & Mining (2.1%)
ArcelorMittal, 6.125%, 6/1/25	1,550,000	1,721
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	175,000	162
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,500,000	2,299
Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,400,000	2,958
HudBay Minerals, Inc., 7.250%, 1/15/23 144A	600,000	636
HudBay Minerals, Inc., 7.625%, 1/15/25 144A	900,000	977
Peabody Securities Finance Corp., 6.000%, 3/31/22 144A	300,000	298
Peabody Securities Finance Corp., 6.375%, 3/31/25 144A	1,025,000	1,020
Steel Dynamics, Inc., 5.000%, 12/15/26 144A	525,000	532
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	639
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	972
Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	562
Teck Resources, Ltd., 6.000%, 8/15/40	850,000	856
Teck Resources, Ltd., 6.125%, 10/1/35	1,075,000	1,115
Teck Resources, Ltd., 6.250%, 7/15/41	175,000	182
Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,275,000	1,471

Total		16,400

Oil & Gas (1.0%)
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	2,450,000	2,468
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	1,450,000	1,508
Tervita Escrow Corp., 7.625%, 12/1/21 144A	1,500,000	1,549
Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,794
Tesoro Corp., 5.125%, 12/15/26 144A	175,000	184
Tesoro Corp., 5.375%, 10/1/22	555,000	574

Total		8,077

Other Holdings (–%)
General Motors Co. Escrow, 7.200%, 1/15/15 (d),*	610,000	-
General Motors Co. Escrow, 8.375%, 7/15/33 (d),*	4,865,000	-

Total		-

Pharmaceuticals (3.6%)
Endo Finance LLC / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,525,000	2,153
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,619
Grifols Worldwide Operations, Ltd., 5.250%, 4/1/22	2,200,000	2,284
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	5,750,000	5,994
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.750%, 4/15/23	1,850,000	1,568
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	2,700,000	2,484
Mallinckrodt International Finance SA / Mallinckrodt CD LLC, 5.625%, 10/15/23 144A	1,550,000	1,476
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,075,000	1,598
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	1,055,000	849
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	2,925,000	2,270
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	5,125,000	3,946
Valeant Pharmaceuticals International, Inc., 6.500%, 3/15/22 144A	300,000	309
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	875,000	898
Valeant Pharmaceuticals International, Inc. 7.250%, 7/15/22 144A	500,000	426

Total		27,874

Pipelines (5.3%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/25	350,000	347
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,025,000	1,030
AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	550,000	543
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,761
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24 144A	1,375,000	1,396
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25 144A	1,725,000	1,798
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24 144A	750,000	826
Energy Transfer Equity LP, 5.500%, 6/1/27	225,000	235
Energy Transfer Equity LP, 5.875%, 1/15/24	2,300,000	2,444
Energy Transfer Equity LP, 7.500%, 10/15/20	1,195,000	1,332
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	807
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,350,000	2,221
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,075,000	1,011
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	1,500,000	1,571
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27 144A	1,000,000	1,045
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,005,000	1,090
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,425,000	3,374
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	271
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.875%, 3/1/27	400,000	394
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,355
Summit Midstream Holdings, LLC/Summit Midstream Finance Corp., 5.750%, 4/15/25	1,625,000	1,617
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25 144A	1,025,000	1,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27 144A	1,950,000	2,018
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	725,000	758
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	994
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,140,000	1,193
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	1,350,000	1,426
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	825,000	893
Western Refining Logistics LP / WNRL Finance Corp., 7.500%, 2/15/23	1,925,000	2,069
The Williams Cos., 4.550%, 6/24/24	900,000	907
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,175,000	1,209

Total		40,991

Services (0.6%)
Garda World Security Corp., 7.250%, 11/15/21 144A	2,350,000	2,268
The ServiceMaster Co. LLC, 5.125%, 11/15/24 144A	2,525,000	2,588

Total		4,856

Technology (10.5%)
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	3,900,000	3,929
CDW LLC / CDW Finance Corp., 5.000%, 9/1/25	450,000	459
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,174
CDW LLC / CDW Finance Corp., 6.000%, 8/15/22	1,900,000	2,017
CommScope Technologies Finance LLC, 6.000%, 6/15/25 144A	650,000	681
CommScope, Inc., 5.500%, 6/15/24 144A	2,150,000	2,223
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	473
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,344
First Data Corp., 5.375%, 8/15/23 144A	3,275,000	3,410
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,745
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,574
Gartner, Inc., 5.125%, 4/1/25 144A	850,000	866
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24 144A	3,550,000	3,741
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A (c)	4,760,000	4,867
Infor US, Inc., 6.500%, 5/15/22	3,625,000	3,725
Informatica LLC, 7.125%, 7/15/23 144A	3,325,000	3,234
Iron Mountain, Inc., 5.750%, 8/15/24	425,000	433
JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	2,300,000	2,398
Micron Technology, Inc., 5.250%, 8/1/23 144A	825,000	846
Micron Technology, Inc., 5.250%, 1/15/24 144A	650,000	668
Micron Technology, Inc., 5.500%, 2/1/25	250,000	259
Microsemi Corp., 9.125%, 4/15/23 144A	1,050,000	1,206
MSCI, Inc., 4.750%, 8/1/26 144A	325,000	328
MSCI, Inc., 5.250%, 11/15/24 144A	300,000	316
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,169
NCR Corp., 4.625%, 2/15/21	675,000	690
NCR Corp., 5.000%, 7/15/22	635,000	645
NCR Corp., 5.875%, 12/15/21	2,150,000	2,241
NCR Corp., 6.375%, 12/15/23	520,000	547
Nuance Communications, Inc., 5.375%, 8/15/20 144A	1,072,000	1,090
Nuance Communications, Inc., 5.625%, 12/15/26 144A	1,675,000	1,713
Nuance Communications, Inc., 6.000%, 7/1/24 144A	1,375,000	1,423
PTC, Inc., 6.000%, 5/15/24	425,000	453
Qorvo, Inc., 7.000%, 12/1/25	1,725,000	1,906
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	2,550,000	2,607
Sabre GLBL, Inc., 5.250%, 11/15/23 144A	250,000	256
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,775,000	1,815
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,600,000	1,668
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	451
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	3,350,000	3,827
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,625,000	2,756
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,500,000	1,587
Symantec Corp., 5.000%, 4/15/25 144A	1,150,000	1,179
VeriSign, Inc., 4.625%, 5/1/23	300,000	303
VeriSign, Inc., 5.250%, 4/1/25	350,000	363
Zebra Technologies Corp., 7.250%, 10/15/22	3,150,000	3,406

Total		81,011

Telecommunications (5.5%)
Altice SA, 7.625%, 2/15/25 144A	3,875,000	4,095
Altice SA, 7.750%, 5/15/22 144A	200,000	212
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	408
Digicel Group, Ltd., 8.250%, 9/30/20 144A	1,200,000	1,031
Digicel, Ltd., 6.000%, 4/15/21 144A	1,235,000	1,122
Level 3 Communications, Inc., 5.750%, 12/1/22	2,000,000	2,070
Level 3 Financing, Inc., 5.375%, 1/15/24	250,000	256
Numericable-SFR SA, 6.000%, 5/15/22 144A	1,045,000	1,083
Numericable-SFR SA, 6.250%, 5/15/24 144A	1,300,000	1,308
Numericable-SFR SA, 7.375%, 5/1/26 144A	2,575,000	2,652
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	2,113
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,713
Sprint Corp., 7.125%, 6/15/24	650,000	694
Sprint Corp., 7.250%, 9/15/21	2,610,000	2,818
Sprint Corp., 7.875%, 9/15/23	6,190,000	6,856
T-Mobile USA, Inc., 5.125%, 4/15/25	3,200,000	3,312
T-Mobile USA, Inc., 5.375%, 4/15/27	650,000	671
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	828
T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	607
T-Mobile USA, Inc., 6.250%, 4/1/21	2,740,000	2,826
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,115
T-Mobile USA, Inc., 6.500%, 1/15/24	425,000	459
T-Mobile USA, Inc., 6.500%, 1/15/26	875,000	958
T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,067
T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	811
T-Mobile USA, Inc., 6.731%, 4/28/22	1,315,000	1,361

Total		42,446

Transportation (1.0%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	1,050,000	971
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23	450,000	435
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	2,475,000	2,478
The Hertz Corp., 5.500%, 10/15/24 144A	1,100,000	956
The Hertz Corp., 6.250%, 10/15/22	3,150,000	2,992

Total		7,832

Total Bonds
(Cost: $737,459)		754,572

Total Investments (97.4%)
(Cost: $737,459)(a)		754,572

Other Assets, Less
Liabilities (2.6%)		19,971

Net Assets (100.0%)		774,543

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $437,030 representing 56.4% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $737,459 and the net unrealized appreciation of investments based on that cost was $17,113 which is comprised of $25,565 aggregate gross unrealized appreciation and $8,452 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$754,572	$-
Total Assets:	$-	$754,572	$-

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Corporate Bonds (46.9%)	Shares/ Par	Value $ (000’s)

Autos & Vehicle Parts (1.7%)
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	804
General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	802
General Motors Financial Co., Inc., 3.450%, 4/10/22	500,000	504
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	200,000	200
IHO Verwaltungs Gmbh, 3.750%, 9/15/26 EUR (c),(f)	4,300,000	4,658
Magna International, Inc., 3.625%, 6/15/24	700,000	714
Volkswagen Group of America Finance LLC, 1.492%, 11/20/17 144A	200,000	200
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	200
ZF North America Capital, Inc., 2.750%, 4/27/23 EUR (f)	2,200,000	2,499
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	800,000	833
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	700,000	725

Total		12,139

Banking (14.4%)
Ally Financial, Inc., 3.250%, 2/13/18 (b)	1,500,000	1,510
Ally Financial, Inc., 3.250%, 11/5/18	100,000	101
Ally Financial, Inc., 3.500%, 1/27/19	307,000	309
Ally Financial, Inc., 3.600%, 5/21/18	100,000	101
Ally Financial, Inc., 3.750%, 11/18/19 (b)	5,290,000	5,330
Ally Financial, Inc., 4.125%, 3/30/20 (b)	1,037,000	1,058
Ally Financial, Inc., 4.750%, 9/10/18	100,000	103
Ally Financial, Inc., 5.125%, 9/30/24	800,000	823
Ally Financial, Inc., 8.000%, 11/1/31	818,000	971
Bank of America Corp., 4.000%, 4/1/24 (b)	2,000,000	2,074
Bank of Ireland, 7.375%, 6/18/65 EUR (f)	400,000	457
Barclays Bank PLC, 7.625%, 11/21/22 (b)	2,000,000	2,187
Barclays Bank PLC, 7.750%, 4/10/23 (b)	3,200,000	3,358
Barclays Bank PLC, 14.000%, 11/29/49 GBP (f)	800,000	1,225
Barclays PLC, 2.875%, 6/8/20 (b)	5,200,000	5,230
Barclays PLC, 3.250%, 2/12/27 GBP (f)	500,000	634
Blackstone CQP Holdco LP, 6.500%, 3/20/21 144A(b)	14,200,000	14,251
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	218
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,650
Citigroup, Inc., 3.400%, 5/1/26	600,000	585
Credit Agricole SA, 8.125%, 9/19/33 (b)	6,500,000	6,972
Credit Suisse AG, 6.500%, 8/8/23 144A(b)	7,400,000	8,124
Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,866
Deutsche Bank AG, 4.250%, 10/14/21 144A(b)	4,200,000	4,305
The Goldman Sachs Group, Inc., 2.331%, 9/15/20	400,000	406
The Goldman Sachs Group, Inc., 3.750%, 5/22/25 (b)	2,700,000	2,733
The Goldman Sachs Group, Inc., 3.850%, 7/8/24 (b)	1,000,000	1,024
The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	415
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	450
HBOS PLC, 5.374%, 6/30/21 EUR (f)	600,000	755
HSBC Holdings PLC, 3.600%, 5/25/23	2,100,000	2,134
ING Bank NV, 5.800%, 9/25/23 144A	3,000,000	3,338
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,540
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,529
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, 4/15/22 144A	800,000	764
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 144A	900,000	909
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	504
Lloyds Bank PLC, 7.625%, 4/22/25 GBP (f)	1,200,000	1,986
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	333
Morgan Stanley, 4.000%, 7/23/25 (b)	3,600,000	3,712
Morgan Stanley, 5.500%, 1/26/20	500,000	543
Morgan Stanley, 7.300%, 5/13/19	400,000	442
Novo Banco SA, 5.000%, 4/4/19 EUR (f)	100,000	98
Novo Banco SA, 5.000%, 4/23/19 EUR (f)	1,200,000	1,177
Novo Banco SA, 5.000%, 5/14/19 EUR (f)	1,169,000	1,142
Novo Banco SA, 5.000%, 5/21/19 EUR (f)	300,000	293
Novo Banco SA, 5.000%, 5/23/19 EUR (f)	800,000	782
Royal Bank of Scotland Group PLC, 2.500%, 3/22/23 EUR (f)	100,000	110
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26	1,200,000	1,228
Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,635
Royal Bank of Scotland Group PLC, 7.500%, 8/10/45	200,000	197
UBS AG, 4.750%, 5/22/23	2,300,000	2,352
UBS AG, 7.625%, 8/17/22 (b)	4,400,000	5,087

Total		105,060

Basic Materials (0.7%)
Crown European Holdings SA, 3.375%, 5/15/25 144A EUR (f)	500,000	541
Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	305
Hamilton College, 4.750%, 7/1/13	100,000	86
The Howard Hughes Corp., 5.375%, 3/15/25 144A	300,000	297
Kloeckner Pentaplast of America, Inc., 7.125%, 11/1/20 EUR (f)	1,300,000	1,439
Weyerhaeuser Co., 7.375%, 10/1/19	400,000	448
Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	1,972

Total		5,088

Builders & Building Materials (0.2%)
Cemex SAB de CV, 4.375%, 3/5/23 144A EUR (f)	1,400,000	1,567

Total		1,567

Chemicals (0.1%)
Ashland LLC, 3.875%, 4/15/18	500,000	507
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	209

Total		716

Consumer Products & Retailing (0.9%)
Casino Guichard Perrachon SA, 3.580%, 2/7/25 EUR (f)	200,000	216
Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP (e),(f)	1,300,000	1,826
Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP (e),(f)	1,700,000	2,524
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	455,698	470
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	779,539	891
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	82,840	102
Tesco PLC, 5.000%, 3/24/23 GBP (f)	400,000	553

Total		6,582

Electric Utilities (1.0%)
Dynegy, Inc., 7.375%, 11/1/22 (b)	2,500,000	2,475
Dynegy, Inc., 7.625%, 11/1/24 (b)	1,875,000	1,791
Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	523
FirstEnergy Corp., 7.375%, 11/15/31	600,000	782
Puget Energy, Inc., 5.625%, 7/15/22	200,000	221
SSE PLC, 5.625%, 9/29/49	1,600,000	1,624

Total		7,416

Energy (2.6%)
Borets Finance DAC, 7.625%, 9/26/18	2,700,000	2,783
California Resources Corp., 8.000%, 12/15/22 144A	2,202,000	1,789
Ensco PLC, 8.000%, 1/31/24	280,000	283
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,886
Newfield Exploration Co., 5.625%, 7/1/24	2,100,000	2,213
Novatek OAO via Novatek Finance DAC, 4.422%, 12/13/22 (b)	1,690,000	1,720
Novatek OAO via Novatek Finance DAC, 6.604%, 2/3/21 (b)	1,600,000	1,756
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21	2,431,000	1,331
Petrofac, Ltd., 3.400%, 10/10/18 144A	400,000	404
Southwestern Energy Co., 5.050%, 1/23/18	100,000	101
Southwestern Energy Co., 5.800%, 1/23/20 (b)	1,900,000	1,918
Transocean, Inc., 9.000%, 7/15/23 144A	1,100,000	1,174
Weatherford International, Ltd., 7.000%, 3/15/38	500,000	483

Total		18,841

Finance (5.6%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.750%, 5/15/17	3,300,000	3,304
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.250%, 7/1/20	150,000	156
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.000%, 10/1/21 (k)	1,500,000	1,606
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	1,900,000	1,941
CIT Group, Inc., 3.875%, 2/19/19 (k)	1,000,000	1,024
CIT Group, Inc., 4.250%, 8/15/17	500,000	504
CIT Group, Inc., 5.000%, 5/15/17	100,000	100
CIT Group, Inc., 5.000%, 5/15/18 144A	140,000	141
CIT Group, Inc., 5.000%, 8/15/22	220,000	230
CIT Group, Inc., 5.250%, 3/15/18 (k)	3,150,000	3,235
CIT Group, Inc., 5.375%, 5/15/20	509,000	542
CIT Group, Inc., 5.500%, 2/15/19 144A	460,000	484
CIT Group, Inc., 6.625%, 4/1/18 144A (k)	3,300,000	3,436
International Lease Finance Corp., 5.875%, 4/1/19 (k)	1,400,000	1,492
International Lease Finance Corp., 5.875%, 8/15/22	400,000	446
International Lease Finance Corp., 6.250%, 5/15/19	450,000	485
International Lease Finance Corp., 8.250%, 12/15/20	2,000,000	2,360
International Lease Finance Corp., 8.625%, 1/15/22	400,000	489
Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR (f)	3,300,000	3,762
Navient Corp., 4.625%, 9/25/17	200,000	202
Navient Corp., 4.875%, 6/17/19 (k)	3,140,000	3,215
Navient Corp., 5.500%, 1/15/19 (k)	2,260,000	2,341
Navient Corp., 6.500%, 6/15/22 (k)	1,000,000	1,009
Navient Corp., 6.625%, 7/26/21 (k)	1,100,000	1,138
Navient Corp., 8.000%, 3/25/20	200,000	217
OneMain Financial Holdings LLC, 6.750%, 12/15/19 144A	380,000	397
OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	200,000	210
PHH Corp., 6.375%, 8/15/21 (k)	1,500,000	1,511
PHH Corp., 7.375%, 9/1/19 (k)	1,700,000	1,847
Springleaf Finance Corp., 5.250%, 12/15/19	100,000	101
Springleaf Finance Corp., 6.500%, 9/15/17	700,000	712
Springleaf Finance Corp., 6.900%, 12/15/17 (k)	2,200,000	2,260

Total		40,897

Gaming/Leisure/Lodging (1.0%)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27 144A	700,000	707
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A(b)	6,250,000	6,352

Total		7,059

Healthcare (1.4%)
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	200,000	198
HCA, Inc., 4.500%, 2/15/27	100,000	100
HCA, Inc., 4.750%, 5/1/23 (b)	2,655,000	2,768
HCA, Inc., 6.500%, 2/15/20 (b)	2,000,000	2,189
Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	300
Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR (f)	5,700,000	4,469

Total		10,024

Industrials (0.0%)
DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	202

Total		202

Insurance (0.7%)
Credit Agricole Assurances SA, 4.250%, 1/29/49 EUR (f)	2,000,000	2,159
The Doctors Co., 6.500%, 10/15/23 144A	300,000	329
NN Group NV, 4.500%, 7/15/49 EUR (f)	2,600,000	2,830

Total		5,318

Materials (0.2%)
Ineos Finance PLC, 4.000%, 5/1/23 144A EUR (f)	1,500,000	1,646

Total		1,646

Media (1.9%)
Altice Financing SA, 5.250%, 2/15/23 EUR (f)	2,800,000	3,182
Altice Financing SA, 7.500%, 5/15/26 144A	1,200,000	1,275
Time Warner Cable LLC, 5.875%, 11/15/40	300,000	319
Time Warner Cable LLC, 6.750%, 6/15/39	200,000	231
UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR (f)	350,000	380
Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP (f)	3,100,000	3,903
Virgin Media Secured Finance PLC, 5.000%, 4/15/27 144A GBP (f)	500,000	631
Virgin Media Secured Finance PLC, 5.125%, 1/15/25 144A GBP (f)	700,000	922
Ziggo Secured Finance BV, 3.750%, 1/15/25 EUR (f)	2,200,000	2,414
Ziggo Secured Finance BV, 4.250%, 1/15/27 144A EUR (f)	500,000	556
Ziggo Secured Finance BV, 4.250%, 1/15/27 EUR (f)	200,000	222

Total		14,035

Metals & Mining (0.7%)
FMG Resources August 2006 PTY, Ltd., 9.750%, 3/1/22 144A	1,300,000	1,490
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (b)	3,400,000	3,417

Total		4,907

Oil & Gas (0.1%)
BG Energy Capital PLC, 6.500%, 11/30/72	700,000	718
Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	318

Total		1,036

Pharmaceuticals (1.7%)
Amgen, Inc., 4.663%, 6/15/51	1,041,000	1,042
Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,639
Mallinckrodt International Finance SA, 4.750%, 4/15/23	700,000	593
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	3,200,000	3,048
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	394
Pfizer, Inc., 5.800%, 8/12/23	200,000	235
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	1,400,000	1,253
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	2,970,000	3,048

Total		12,252

Pipelines (3.6%)
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	99
Energy Transfer Partners LP, 4.150%, 10/1/20	400,000	415
Energy Transfer Partners LP, 4.650%, 6/1/21	200,000	210
Hiland Partners Holdings LLC / Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	100,000	104
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40	2,382,000	2,623
Kinder Morgan, Inc., 7.750%, 1/15/32 (k)	1,216,000	1,517
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,806
National Fuel Gas Co., 5.200%, 7/15/25	300,000	320
ONEOK Partners LP, 2.000%, 10/1/17	400,000	401
Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	300,000	308
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22 (k)	1,100,000	1,170
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	324
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	800,000	879
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,053
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,389
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,185
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	109
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (b)	4,900,000	5,312
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	763
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 144A	200,000	221
Selectica, 8.750%, 11/15/19 (d),*	500,000	-	(m)
(The Williams Cos., Inc., 7.500%, 1/15/31	200,000	233
Williams Partners LP, 3.600%, 3/15/22	2,500,000	2,536

Total		25,977

Real Estate Investment Trusts (0.4%)
Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,122
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	100
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	103
SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,137
VEREIT Operating Partnership LP, 4.125%, 6/1/21	100,000	102
Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	318

Total		2,882

Services (0.7%)
Experian Finance PLC, 2.375%, 6/15/17 144A	900,000	901
QVC, Inc., 4.375%, 3/15/23 (k)	2,000,000	2,006
QVC, Inc., 4.850%, 4/1/24	100,000	100
QVC, Inc., 5.450%, 8/15/34	800,000	738
QVC, Inc., 5.950%, 3/15/43	1,200,000	1,109

Total		4,854

Technology (0.9%)
Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	607
Alliance Data Systems Corp., 5.875%, 11/1/21 144A	2,050,000	2,122
CommScope Technologies LLC, 5.000%, 3/15/27 144A	100,000	100
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/23 144A	1,400,000	1,511
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.100%, 7/15/36 144A	300,000	377
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 7/15/46 144A	200,000	258
Equinix, Inc., 5.375%, 5/15/27 (k)	200,000	206
Fidelity National Information Services, Inc., 4.500%, 10/15/22 (k)	800,000	853
Flex, Ltd., 4.625%, 2/15/20	200,000	210
Quintiles IMS, Inc., 3.250%, 3/15/25 144A EUR (f)	500,000	530
Symantec Corp., 5.000%, 4/15/25 144A	100,000	103

Total		6,877

Telecommunications (5.6%)
Altice Luxembourg SA, 7.250%, 5/15/22 EUR (f)	3,200,000	3,612
AT&T, Inc., 3.400%, 5/15/25	1,000,000	966
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	2,400,000	2,531
Deutsche Telekom International Finance BV, 8.750%, 6/15/30 (k)	700,000	1,020
Digicel Group, Ltd., 8.250%, 9/30/20 144A	600,000	516
Koninklijke KPN NV, 5.750%, 9/17/29 GBP (f)	750,000	1,204
Qwest Corp., 7.250%, 9/15/25	500,000	547
SFR Group SA, 6.250%, 5/15/24 144A(b)	2,400,000	2,415
SFR Group SA, 7.375%, 5/1/26 144A(b)	6,000,000	6,180
Sprint Corp., 7.875%, 9/15/23	300,000	332
TDC A/S, 5.625%, 2/23/23 GBP (f)	100,000	144
Telecom Italia Capital SA, 7.721%, 6/4/38 (k)	4,100,000	4,541
Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,528
T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	612
Verizon Communications, Inc., 3.125%, 3/16/22	200,000	201
Verizon Communications, Inc., 4.125%, 3/16/27	300,000	305
Verizon Communications, Inc., 4.522%, 9/15/48	100,000	91
Verizon Communications, Inc., 4.672%, 3/15/55 (b)	2,150,000	1,920
Verizon Communications, Inc., 5.012%, 4/15/49 144A(b)	2,449,000	2,378
Verizon Communications, Inc., 5.250%, 3/16/37	200,000	207
Wind Acquisition Finance SA, 4.000%, 7/15/20 EUR (f)	1,400,000	1,518
Wind Acquisition Finance SA, 7.000%, 4/23/21 EUR (f)	5,700,000	6,306
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,040

Total		41,114

Transportation (0.6%)
American Airlines Pass Through Trust, 3.700%, 10/1/26	531,236	534
American Airlines Pass Through Trust, 5.250%, 1/31/21	110,104	117
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	520
Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	819
Continental Airlines Pass Through Trust, 4.750%, 1/12/21	65,069	68
Continental Airlines Pass Through Trust, 7.250%, 11/10/19	201,486	224
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	638
United Airlines Pass Through Trust, 4.300%, 8/15/25	87,724	91
US Airways Pass-Through Trust, 5.900%, 10/1/24	1,160,673	1,293
Virgin Australia Trust, 5.000%, 10/23/23 144A	57,052	59

Total		4,363

Utilities (0.2%)
Nakilat, Inc., 6.067%, 12/31/33 (k)	1,400,000	1,610

Total		1,610

Total Corporate Bonds
(Cost: $339,605)		342,462

Governments (18.1%)

Foreign Agencies (5.8%)
Banco do Brasil SA, 3.875%, 10/10/22(b)	2,294,000	2,194
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	700,000	739
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,104
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23(b)	3,000,000	3,240
Nakilat, Inc., 6.267%, 12/31/33 144A	593,992	681
Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	40,344	40
Petrobras Global Finance BV, 5.375%, 1/27/21(b)	5,100,000	5,235
Petrobras Global Finance BV, 6.125%, 1/17/22(b)	1,000,000	1,050
Petrobras Global Finance BV, 7.375%, 1/17/27(b)	1,400,000	1,480
Petrobras Global Finance BV, 8.375%, 5/23/21(b)	4,200,000	4,744
Petroleos de Venezuela SA, 5.375%, 4/12/27 (k)	6,500,000	2,236
Petroleos de Venezuela SA, 5.500%, 4/12/37 (k)	4,300,000	1,462
Petroleos Mexicanos, 2.750%, 4/21/27 EUR (f)	1,100,000	1,039
Petroleos Mexicanos, 5.125%, 3/15/23 EUR (f)	1,000,000	1,178
Petroleos Mexicanos, 5.625%, 1/23/46(b)	5,000,000	4,471
Petroleos Mexicanos, 6.500%, 6/2/41(b)	2,000,000	1,992
Petroleos Mexicanos, 6.500%, 3/13/27 144A	1,700,000	1,829
Petroleos Mexicanos, 6.625%, 6/15/38(b)	1,800,000	1,831
Petroleos Mexicanos, 6.750%, 9/21/47	1,400,000	1,420
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	3,500,000	3,885

Total		41,850

Foreign Governments (0.8%)
Indonesia Government International Bond, 3.375%, 7/30/25 144A EUR (f)	3,300,000	3,759
Indonesia Government International Bond, 3.750%, 6/14/28 144A EUR (f)	1,900,000	2,169

Total		5,928

Foreign Municipal Bonds (1.0%)
Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR (f)	1,650,000	1,831
Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR (f)	700,000	784
Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR (f)	200,000	228
Province of Ontario Canada, 2.400%, 6/2/26 CAD (f)	1,900,000	1,430
Province of Ontario Canada, 2.600%, 6/2/25 CAD (f)	600,000	463
Province of Quebec, 2.750%, 9/1/25 CAD (f)	3,000,000	2,338

Total		7,074

US Government & Agencies (0.1%)
US Treasury, 2.250%, 2/15/27(b)	150,000	148

Total		148

Yankee Sovereign (10.3%)
Argentine Republic Government International, 5.000%, 1/15/27 EUR (f)	4,900,000	4,882
Argentine Republic Government International Bond, 3.875%, 1/15/22 EUR (f)	1,000,000	1,058
Argentine Republic Government International Bond, 6.875%, 1/26/27 144A	1,700,000	1,724
Argentine Republic Government International Bond, 7.500%, 4/22/26 144A	2,100,000	2,232
Brazilian Government International Bond, 5.000%, 1/27/45 (k)	2,700,000	2,403
Columbia Government International Bond, 5.000%, 6/15/45 (k)	6,000,000	6,018
Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	705
Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	509
Croatia Government International Bond, 6.625%, 7/14/20	5,000,000	5,487
Dominican Republic International Bond, 6.850%, 1/27/45	900,000	929
Dominican Republic International Bond, 6.875%, 1/29/26	500,000	548
Dominican Republic International Bond, 7.450%, 4/30/44	400,000	440
El Salvador Government International Bond, 7.625%, 2/1/41	900,000	827
Ecuador Government International Bond, 10.750%, 3/28/22	1,300,000	1,375
El Salvador Government International Bond, 7.650%, 6/15/35	300,000	279
Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	573
Hellenic Republic Government Bond, 3.375%, 7/17/17 EUR (f)	1,400,000	1,470
Indonesia Government International Bond, 3.375%, 7/30/25 EUR (f)	100,000	114
Indonesia Government International Bond, 3.750%, 6/14/28 EUR (f)	2,500,000	2,854
Indonesia Government International Bond, 5.125%, 1/15/45	1,450,000	1,537
Indonesia Government International Bond, 6.750%, 1/15/44 (k)	2,900,000	3,728
Kazakhstan Government International Bond, 5.125%, 7/21/25 (k)	5,200,000	5,648
Kazakhstan Government International Bond, 6.500%, 7/21/45 (k)	1,100,000	1,303
Mexico Government International Bond, 4.600%, 1/23/46 (k)	4,700,000	4,500
Mexico Government International Bond, 4.750%, 3/8/44 (k)	600,000	583
Nigeria Government International Bond, 7.875%, 2/16/32 144A	200,000	208
Panama Government International Bond, 6.700%, 1/26/36 (k)	1,900,000	2,394
Panama Government International Bond, 8.125%, 4/28/34	100,000	132
Perusahaan Penerbit SBSN Indonesia III, 3.400%, 3/29/22 144A	600,000	602
Republic of Ecuador, 9.650%, 12/13/26 144A	600,000	621
Republic of Ghana, 9.250%, 9/15/22 (k)	200,000	208
Republic of South Africa Government International Bond, 5.875%, 9/16/25	500,000	538
Romanian Government International Bond, 2.875%, 10/28/24 EUR (f)	900,000	1,030
Romanian Government International Bond, 3.625%, 4/24/24 EUR (f)	700,000	838
Russian Federation, 5.625%, 4/4/42 (k)	2,000,000	2,198
Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 144A	400,000	397
Turkey Government International Bond, 4.875%, 10/9/26 (k)	4,000,000	3,849
Turkey Government International Bond, 5.125%, 3/25/22 (k)	6,000,000	6,105
Turkey Government International Bond, 5.750%, 3/22/24 (k)	2,400,000	2,490
Uruguay Government International Bond, 5.100%, 6/18/50 (k)	2,100,000	2,019
Venezuela Government International Bond, 7.650%, 4/21/25	800,000	332
Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	467
Venezuela Government International Bond, 8.250%, 10/13/24	200,000	90
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	630

Total		76,874

Total Governments
(Cost: $133,768)		131,874

Municipal Bonds (1.7%)	Shares/ Par	Value $ (000’s)

Municipal Bonds (1.7%)
Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	140
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	144
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	272
City of Chicago, 7.750%, 1/1/42 GO	1,300,000	1,337
City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	277
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	398
Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	131
Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	289
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	127
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	225
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	364
New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	121
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	228
Port Authority of New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,362
Regents of the University of California Medical Center Pooled Revenue, Series 2010-H, 6.548%, 5/15/48 RB	100,000	131
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	112
San Diego Redevelopment Agency Successor Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000.0	119
State of California, Series 2010, 7.950%, 3/1/36 GO	900,000	1,038
State of Illinois, 6.630%, 2/1/35 GO	245,000	252
State of Illinois, 6.725%, 4/1/35 GO	95,000	99
State of Illinois, 7.350%, 7/1/35 GO	200,000	213
Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,135,000	1,085
Tobacco Settlement Financing Corp., Series 2007-A, 6.706%, 6/1/46 RB	3,340,000	2,799
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB, GO OF AUTH	800,000	967

Total Municipal Bonds
(Cost: $10,397)		12,230

Structured Products (10.9%)

Structured Products (10.9%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 1.132%, 7/25/36	8,543,400	3,031
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 1.777%, 1/25/35	68,176	64
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.882%, 12/25/34	94,900	88
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 1.957%, 7/25/35	100,000	88
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.982%, 3/25/35	228,698	212
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	109,797	118
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.862%, 9/25/45	4,956	5
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.852%, 7/25/34	45,880	42
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 1.882%, 6/25/35	200,000	176
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 2.157%, 8/15/33	38,860	37
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.894%, 2/10/51	22,922	23
Banc of America Funding Trust, Series 2007-D, Class 1A4, 1.208%, 6/20/47	82,359	81
Banc of America Funding Trust, Series 2007-6, Class A1, 1.272%, 7/25/37	110,206	101
Banc of America Funding Trust, Series 2005-H, Class 5A1, 3.433%, 11/20/35	192,157	171
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.297%, 7/26/36 144A	59,148	48
Barclays Capital LLC, Series 2009-RR5, Class 3A3, 5.763%, 8/26/36 144A(b)	3,203,626	2,120
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.242%, 7/25/34	16,004	16
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.404%, 11/25/36	253,817	229
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 1.092%, 4/25/31	13,718	14
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 1.182%, 12/25/36	61,267	58
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 1.182%, 4/25/37	264,902	287
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 1.412%, 11/25/35	59,299	58
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 2.232%, 8/25/37	294,150	281
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 1.472%, 7/25/35	36,210	36
Citi Held For Asset Issuance, Series 2016-PM1, Class A, 4.650%, 4/15/25 144A	847,379	859
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	8,026	8
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 1.192%, 12/25/36	100,000	77
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.365%, 9/25/37	26,411	23
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.540%, 9/25/37	105,240	87
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 1.702%, 9/25/35	186,299	184
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 1.112%, 4/25/47	60,799	52
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 1.142%, 12/25/46	20,450	20
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 1.168%, 9/20/46	36,053	26
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 1.173%, 12/20/46	52,936	42
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1, 1.188%, 5/20/46	623,899	466
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 1.188%, 7/20/46	17,430	10
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 1.306%, 11/20/35	10,656	9
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 2.118%, 1/25/36	31,038	29
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 3.087%, 5/25/36	24,088	19
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.193%, 7/25/46	4,085	4
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.500%, 9/25/18	1,905	2
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	368,425	304
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	35,299	35
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	358,439	259
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	21,057	21
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 1.122%, 6/25/37	753,145	620
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 1.122%, 7/25/37	59,717	51
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 1.132%, 4/25/46	25,021	25
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 1.152%, 5/25/37	207,020	202
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 1.182%, 6/25/47	1,341,154	1,031
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 1.272%, 7/25/36	89,764	86
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 1.272%, 8/25/36	158,522	152
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2, 1.302%, 2/25/37	900,000	565
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 1.332%, 3/25/36	99,069	80
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1.332%, 4/25/36	3,552	4
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 1.532%, 5/25/47 144A	3,135,364	2,097
Countrywide Asset-Backed Certificates, Series 2004-AB2, Class M1, 1.762%, 5/25/36	745,749	745
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 1.822%, 10/25/47	3,512,008	3,072
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4, 2.557%, 11/25/34	100,000	86
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.740%, 10/25/35	19,805	20
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.815%, 7/25/36(e)	100,000	83
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2, 1.252%, 4/25/46	1,257,486	548
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.598%, 4/25/46	47,452	24
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 3.054%, 10/25/35	26,134	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 3.198%, 12/20/35	17,240	13
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	235,371	199
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36	33,403	28
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/39	90,796	91
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3, 5.500%, 12/25/35	843,162	731
Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.032%, 5/25/37 144A	477,454	431
EMF-NL BV, Series 2008-ABV, Class A2, 0.473%, 4/17/41 EUR(f)	223,622	222
Enterprise Inns PLC, 6.875%, 5/9/25 GBP(f)	1,000,000	1,353
Eurosail-NL BV, Series 2007-NL2X, Class A, 1.173%, 10/17/40 EUR(f)	148,934	159
Federal National Mortgage Association, Series 2003-W6, Class F, 1.332%, 9/25/42	31,248	31
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 1.122%, 9/25/36	113,425	111
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 1.132%, 7/25/36	22,163	22
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 1.242%, 11/25/36	400,367	398
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	10,377	10
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	449,729	355
Fremont Home Loan Trust, Series 2005-02, Class M4, 1.912%, 6/25/35	300,000	234
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	859	1
Greene King Finance PLC, Series B2, 2.424%, 3/15/36 GBP(e),(f)	450,000	413
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 1.212%, 3/25/36	1,440	1
GSAMP Trust, Series 2007-NC1, Class A2A, 1.032%, 12/25/46	19,312	12
GSAMP Trust, Series 2007-FM2, Class A2B, 1.072%, 1/25/37	244,640	152
GSAMP Trust, Series 2004-WF, Class M2, 2.632%, 10/25/34	86,537	81
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.150%, 9/25/35	16,087	17
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.277%, 3/25/47	21,321	19
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.355%, 1/25/36	4,356	4
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	185,676	151
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.218%, 6/19/35	39,225	36
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.288%, 11/19/35	18,755	15
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 1.322%, 4/25/37	500,000	301
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2, 1.142%, 7/25/37	464,584	292
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.232%, 3/25/35	13,216	11
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A, 1.202%, 11/25/35	1,609,051	1,279
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 1.372%, 11/25/35	300,000	251
Impac Secured Assets Trust, Series 2007-1, Class A2, 1.142%, 3/25/37	178,804	150
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 1.222%, 7/25/35	3,627	3
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.282%, 7/25/35	20,431	18
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.193%, 10/25/34	41,664	40
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 1.762%, 6/25/35	43	(m	) –
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.118%, 10/25/35	19,918	18
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.184%, 7/25/35	25,394	25
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 4.501%, 6/25/37	135,794	120
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 1.284%, 3/26/37 144A	38,087	38
Lehman XS Trust, Series 2005-4, Class 1A3, 1.782%, 10/25/35	28,187	27
Lendmark Funding Trust, Series 2016-A2, Class A, 3.260%, 4/21/25 144A	400,000	398
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, 1.132%, 5/25/36	1,820,895	1,127
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4, 1.252%, 5/25/46	380,507	168
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4, 1.282%, 2/25/36	90,108	62
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2, 1.082%, 8/25/36	2,586,292	1,222
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1, 1.132%, 3/25/36	17,945,191	13,255
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5, 1.132%, 10/25/36	1,087,416	478
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.948%, 2/25/37	18,382	17
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 1.362%, 8/25/35	57,638	56
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 1.432%, 2/25/47	1,173,555	703
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 3.068%, 12/25/35	377,545	347
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 3.272%, 2/25/36	9,774	9
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.577%, 5/25/36	33,715	31
Mitchells & Butlers Finance PLC, Series A1N, 0.794%, 12/15/30 GBP(f)	1,614,602	1,810
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 1.122%, 10/25/36	79,808	44
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C, 1.142%, 9/25/36	86,046	48
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 1.232%, 3/25/37	78,087	41
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 1.302%, 11/25/35	23,644	23
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2, 1.687%, 1/25/35	181,076	149
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.972%, 6/25/35	300,000	280
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1, 1.882%, 7/25/32	11,800	11
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC2, Class M1, 2.332%, 2/25/33	49,275	47
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 1.252%, 9/25/35	2,561	3
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 3.263%, 7/25/35	188,447	162
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.618%, 8/25/35	24,931	24
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B, 1.142%, 9/25/37	969,564	854
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	1,000,000	1,024
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 1.482%, 7/25/35	66,876	67
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 1.777%, 8/25/35	257,770	247
RAC Bond Co. PLC, 4.870%, 5/6/26 GBP(f)	400,000	557
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 1.122%, 1/25/37	39,210	32
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 1.172%, 8/25/36	17,636	14
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 1.172%, 9/25/36	39,696	34
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.552%, 3/25/35	286,450	246
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	335,163	349
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 1.172%, 2/25/36	11,726	12
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 1.332%, 11/25/46 144A	350,506	304
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 1.462%, 9/25/35	300,000	292
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 1.132%, 1/25/37	306,830	285
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 1.322%, 4/25/37	1,600,000	1,244
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 1.392%, 1/25/36	200,000	194
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37	4,068,468	2,407
Rio Oil Finance, Series 2014-1, 9.250%, 7/6/24 RegS	454,581	460
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24 144A	2,181,987	2,209
Rise, Ltd., 4.750%, 2/15/39	575,909	573
Saxon Asset Securities Trust, Series 2006-1, Class M1, 1.447%, 3/25/36	400,000	320
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.942%, 1/25/36	143,264	93
SLM Private Education Loan Trust, Series 2011-B, Class A3, 3.162%, 6/16/42 144A	100,000	105
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.700%, 5/16/44 144A	29,465	30
Soundview Home Loan Trust, Series 2006-3, Class A3, 1.142%, 11/25/36	390,046	362
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 1.262%, 5/25/36	200,000	176
Soundview Home Loan Trust, Series 2006-OPT3, Class M1, 1.292%, 6/25/36(b)	7,274,320	3,446
Soundview Home Loan Trust, Series 2006-2, Class M2, 1.332%, 3/25/36	400,000	339
Soundview Home Loan Trust, Series 2005-3, Class M3, 1.807%, 6/25/35	214,805	199
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 1.957%, 12/25/35	468,169	425
Spirit Issuer PLC, Series A4, 6.582%, 12/28/27 GBP(f)	1,100,000	1,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 1.302%, 10/25/35	108,775	91
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 1.132%, 9/25/36	45,851	40
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 1.672%, 6/25/35	69,428	68
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 1.747%, 8/25/35	500,000	421
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.957%, 10/25/33	474,000	465
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 1.162%, 7/25/46	401,328	330
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 2.076%, 2/25/36	809,806	733
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 1.122%, 5/25/47	90,064	89
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 1.152%, 12/25/36	589,377	522
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 1.192%, 2/25/37	170,999	150
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 1.352%, 4/25/36 144A	100,000	91
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 1.332%, 2/25/35	46,308	44
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 1.632%, 12/25/35	28,733	23
Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP(f)	1,157,053	1,591
Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP(f)	2,261,258	2,864
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 1.242%, 3/25/36 144A	2,087,564	1,922
The Unique Pub Finance Co. PLC, Series A4, 5.659%, 6/30/27 GBP(f)	162,151	225
The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP(f)	770,120	1,049
Vericrest Opportunity Loan Transferee, Series 2015-NP13, Class A1, 4.125%, 10/25/45 144A	185,797	186
Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.375%, 11/27/45 144A	1,250,714	1,263
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 1.132%, 1/25/37	225,971	168
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.785%, 8/25/36	20,907	20
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.835%, 2/25/33	2,536	3
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.857%, 3/25/36	414,311	384
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 3.000%, 10/25/36	43,900	35
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 3.088%, 2/25/37	6,867	6
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 1.338%, 4/25/47	574,337	411
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.193%, 7/25/37	104,291	88
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 3.153%, 3/25/35	38,041	38
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.162%, 11/25/37	123,123	116
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 3.170%, 7/25/36	301,135	284
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.294%, 4/25/36	154,284	145

Total Structured Products
(Cost: $81,424)		80,074

Bank Loan Obligations (1.8%)

Bank Loan Obligations (1.8%)
Avolon Holdings, Ltd., 3.500%, 1/20/22	300,000	304
Charter Communications Operating LLC, 2.250%, 1/15/24	690,431	693
Charter Communications Operating LLC, 3.500%, 1/24/23	2,126,607	2,131
Chesapeake Energy Corp., 8.500%, 8/23/21	700,000	742
Commscope, Inc., 3.250%, 5/21/22	175,400	176
Endo Luxembourg Finance, 3.750%, 9/25/22	1,185,000	1,185
Fortescue Metals Group, 4.250%, 6/30/19	457,874	460
Grifols Worldwide Operations USA, Inc., 3.000%, 2/27/21	700,000	701
Hilton Worldwide Finance LLC, 3.500%, 10/26/20	1,421,835	1,432
Intelsat Jackson Holdings SA, 3.750%, 6/30/19	1,900,000	1,870
Las Vegas Sands LLC, 3.250%, 12/19/20	688,627	688
Valeant Pharmaceuticals International, Inc., 4.750%, 8/5/20	846,289	849
Virgin Media SFA Finance, Ltd., 3.500% 1/31/26	400,000	501
Ziggo Secured Finance BV, 3.750%, 8/31/24 EUR (f)	1,000,000	1,064

Total		12,796

Total Bank Loan Obligations
(Cost: $13,204)		12,796

Short-Term Investments (3.6%)

US Government & Agencies (3.6%)
Federal Home Loan Bank, 0.700%, 4/3/17 (b),(r)	25,000,000	25,000
US Treasury Bill, 0.140%, 4/20/17 (b),(r)	341,000	341
US Treasury Bill, 0.250%, 4/27/17 (b),(r)	1,318,000	1,317

Total		26,658

Total Short-Term Investments
(Cost: $26,657)		26,658

Total Investments (83.0%)
(Cost: $605,055)(a)		606,094

Other Assets, Less
Liabilities (17.0%)		124,189

Net Assets (100.0%)		730,283

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $150,329 representing 20.6% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

MXN — Mexican New Peso

RUB — Russian Ruble

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $605,055 and the net unrealized appreciation of investments based on that cost was $1,039 which is comprised of $16,963 aggregate gross unrealized appreciation and $15,924 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at March 31, 2017, $20,536)	121	6/17	$169
Euro Buxl Future (Long) (Total Notional Value at March 31, 2017, $2,826)	16	6/17	26
Euro Schatz Future (Long) (Total Notional Value at March 31, 2017, $6,965)	59	6/17	(7)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at March 31, 2017, $13,336)	95	6/17	(71)
Long Gilt Future (Long) (Total Notional Value at March 31, 2017, $3,573)	23	6/17	71
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $3,644)	31	6/17	6
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $97,678)	786	6/17	227
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2017, $49,092)	227	6/17	42
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2017, $14,227)	89	6/17	68

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2017.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	5,559	4,180	4/17	$65	$-	$65
Buy	JP Morgan Chase Bank NA	CHF	3,625	3,620	4/17	-	(21)	(21)
Buy	JP Morgan Chase Bank NA	CNY	21,357	3,089	5/17	-	(14)	(14)
Sell	UBS AG	CNY	47,437	6,798	12/17	-	(237)	(237)
Buy	Bank of America NA	EUR	3,614	3,857	4/17	7	-	7
Buy	BNP Paribas	EUR	70,527	75,252	4/17	-	(812)	(812)
Buy	Goldman Sachs International	EUR	852	909	4/17	8	-	8
Buy	HSBC Bank USA NA	EUR	4,913	5,242	4/17	7	-	7
Sell	Bank of America NA	EUR	815	870	4/17	-	(6)	(6)
Sell	Barclays Capital Inc.	EUR	670	715	4/17	8	-	8
Sell	BNP Paribas	EUR	1,441	1,537	4/17	-	(8)	(8)
Sell	Goldman Sachs International	EUR	2,004	2,138	4/17	16	-	16
Sell	HSBC Bank USA NA	EUR	969	1,034	4/17	-	(12)	(12)
Sell	UBS AG	EUR	74,007	78,965	4/17	-	(455)	(455)
Sell	BNP Paribas	EUR	70,527	75,348	5/17	813	-	813
Buy	Goldman Sachs International	GBP	25,155	31,519	4/17	262	-	262
Sell	HSBC Bank USA NA	GBP	3,064	3,839	4/17	-	(52)	(52)
Sell	UBS AG	GBP	22,091	27,680	4/17	-	(248)	(248)
Sell	Goldman Sachs International	GBP	25,155	31,540	5/17	-	(262)	(262)
Buy	Bank of America NA	MXN	70,607	3,761	4/17	325	-	325
Buy	HSBC Bank USA NA	RUB	222,537	3,935	4/17	167	-	167
Sell	Bank of America NA	RUB	221,585	3,918	4/17	-	(61)	(61)

						$1,678	$(2,188)	$(510)

(i)	Written options outstanding on March 31, 2017.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$125.000	4/17	34	$(10)
Call — CBOT US Ten Year Treasury Note	123.500	5/17	17	(26)
Call — CBOT US Ten Year Treasury Note	125.500	5/17	65	(34)
Put — CBOT US Ten Year Treasury Note	123.000	4/17	34	(3)
Put — CBOT US Ten Year Treasury Note	123.500	5/17	82	(37)

(Premiums Received $184)				$(110)

CBOT — Chicago Board of Trade

(j)	Swap agreements outstanding on March 31, 2017.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Deutsche Bank AG, 0.763%, 12/20/21	BNP Paribas	1.00%	12/21	2.289%	700 EUR	$(108)	$102	$(6)
Deutsche Bank AG, 1.448%, 12/20/21	Goldman Sachs International	1.00%	12/21	2.289%	1,400 EUR	(139)	126	(13)
Deutsche Bank AG, 1.448%, 12/20/21	JP Morgan Chase Bank NA	1.00%	12/21	2.289%	700 EUR	(111)	104	(7)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	1.331%	1,900 USD	(74)	54	(20)
Federative Republic of Brazil, 4.25%, 1/7/25	BNP Paribas	1.00%	12/21	2.050%	200 USD	(13)	4	(9)
Federative Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA NA	1.00%	12/21	2.050%	400 USD	(25)	7	(18)
Federative Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/22	2.248%	200 USD	(12)	– (m)	(12)
Novo Banco SA, 5.00%, 4/23/19	BNP Paribas	5.00%	12/21	9.034%	300 EUR	(80)	36	(44)
Novo Banco SA, 5.00%, 4/23/19	JP Morgan Chase Bank NA	5.00%	12/21	9.034%	300 EUR	(78)	34	(44)
Novo Banco SA, 5.00%, 12/20/21	Morgan Stanley Capital Services	5.00%	12/21	9.034%	100 EUR	(26)	11	(15)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.198%	1,100 USD	(18)	6	(12)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	6/21	1.938%	2,100 USD	(160)	82	(78)
Republic of Turkey, 11.875%, 1/15/30	JP Morgan Chase Bank NA	1.00%	12/21	2.177%	1,300 USD	(95)	28	(67)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	38.930%	300 USD	(140)	(30)	(170)
Republic of Venezuela, 9.25%, 9/15/27	Citigroup Financial Products	5.00%	6/20	39.403%	5,900 USD	(2,118)	(878)	(2,996)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	39.403%	100 USD	(37)	(14)	(51)
Republic of Venezuela, 9.25%, 9/15/27	Goldman Sachs International	5.00%	12/21	37.351%	100 USD	(50)	(5)	(55)
Republic of Venezuela, 9.25%, 9/15/27	JP Morgan Chase Bank NA	5.00%	12/21	37.351%	220 USD	(108)	(14)	(122)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	0.910%	1,400 USD	(84)	88	4
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	0.910%	700 USD	(42)	44	2
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.028%	400 USD	(30)	30	– (m)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	1.028%	900 USD	(60)	59	(1)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	1.292%	4,200 USD	(253)	204	(49)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	1.028%	1,500 USD	(113)	112	(1)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	1.128%	800 USD	(68)	64	(4)
UniCredit SPA, 4.70%, 6/14/17	Goldman Sachs International	1.00%	12/21	3.236%	900 EUR	(112)	16	(96)
UniCredit SPA, 4.70%, 6/14/17	JP Morgan Chase Bank, NA	1.00%	12/19	2.224%	100 EUR	(5)	1	(4)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	1.432%	1,500 USD	(56)	22	(34)
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	1.432%	3,800 USD	(148)	61	(87)
Venezuela Government International Bond, 9.25%, 9/15/27	Barclays Bank PLC	5.00%	12/21	37.351%	100 USD	(50)	(5)	(55)

						$(4,413)	$349	$(4,064)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation)(000’s)
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	$(9)
6-Month GBP-LIBOR	0.75%	9/19	28,600	GBP	(7)

					$(16)

Centrally Cleared Interest Rate Swaps - Recieve Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.15%	12/26	3,300	USD	$14
3-Month USD-LIBOR	1.15%	6/22	17,800	USD	37
3-Month USD-LIBOR	1.14%	12/18	7,600	USD	5
6-Month Euribor	1.50%	3/48	4,200	EUR	(57)
6-Month GBP-LIBOR	1.75%	3/48	1,500	GBP	(65)
6-Month GBP-LIBOR	1.50%	9/27	2,200	GBP	(34)
6-Month GBP-LIBOR	1.00%	9/22	4,700	GBP	11

					$(89)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Casino Guichard Perrachon SA, 3.157%, 8/6/19	1.00%	12/21	2.100%	4,200	EUR	$107
Chesapeake Energy Corp., 5.00%, 8/15/20	5.00%	6/20	3.730%	2,200	USD	177
Ford Motor Co., 6.50%, 8/1/18	5.00%	12/23	1.793%	3,200	EUR	4
Marks & Spencer PLC, 6.125%, 12/2/19	1.00%	6/21	1.362%	3,200	EUR	17
Navient Corp., 5.50%, 1/25/23	5.00%	12/21	3.851%	650	USD	15
Repsol International Finance BV, 4.875%, 2/19/19	1.00%	12/21	0.952%	200	EUR	5
Telefonica Emisiones SAU, 2.736%, 5/29/19	1.00%	6/21	0.813%	4,500	EUR	68
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/21	0.882%	1,200	EUR	16
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	6/21	0.780%	200	EUR	3
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/20	0.698%	1,900	EUR	21

						$433

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX North America High Yield Index	5.00%	12/21	3.088%	32,373	USD	$506

						$506

(k)	Cash or securities with an aggregate value of $87,658 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2017.

(m)	Amount is less than one thousand.

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$12,796	$-
Governments	-	131,874	-
Municipal Bonds	-	12,230	-
Corporate Bonds	-	341,992	470
Structured Products	-	79,501	573
Short-Term Investments	-	26,658	-
Other Financial Instruments^
Futures	609	-	-
Forward Currency Contracts	-	1,678	-
Interest Rate Swaps	-	67	-
Credit Default Swaps	-	2,234	-
Total Assets:	$609	$609,030	$1,043
Liabilities:
Futures	(78)	-	-
Forward Currency Contracts	-	(2,188)	-
Options Written	-	(110)	-
Interest Rate Swaps	-	(172)	-
Credit Default Swaps	-	(946)	-
Total Liabilities:	$(78)	$(3,416)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended March 31, 2017, there were transfers from Level 2 to Level 3 in the amount of $470 (in thousands). These transfers were the result of a decrease in the quantity of observable inputs for a security that is now priced by a third party vendor utilizing a broker quote.

Balanced Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (41.5%)
iShares Russell 2000 ETF	86,970	11,957
iShares Russell Mid-Cap ETF	40,909	7,657
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio (q)	46,835,390	74,234
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio (q)	42,016,626	74,832
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio (q)	33,541,179	75,904
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio (q)	53,897,866	150,537
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio (q)	68,110,657	77,169
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio (q)	44,430,906	75,977
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio (q)	73,649,189	77,847
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio (q)	35,655,601	108,251
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio (q)	65,046,000	116,107
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio (q)	15,243,656	38,353
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio (q)	16,549,409	40,132

Total		928,957

Fixed Income (43.2%)
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio (q)	183,059,109	138,576
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio (q)	15,249,538	16,744
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio (q)	639,800,772	810,627

Total		965,947

Foreign Equity (9.2%)
iShares Core MSCI Emerging Markets ETF	61,600	2,944
iShares MSCI EAFE ETF	45,600	2,840
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio (q)	6,142,515	5,909
Northwestern Mutual Series Fund, Inc., International Equity Portfolio (q)	27,047,542	46,549

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Foreign Equity (9.2%) continued
Northwestern Mutual Series Fund, Inc., International Growth Portfolio (q)	31,023,368	42,192
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio (q)	118,305,776	104,464

Total		204,898

Total Investment Companies
(Cost: $2,012,361)		2,099,802

Short-Term Investments (5.6%)

Commercial Paper (2.9%)
Apple, Inc., 0.750%, 5/4/17 144A (r)	8,500,000	8,494
Apple, Inc., 0.890%, 6/19/17 144A (r)	1,389,000	1,387
Bank of America NA, 1.220%, 7/6/17 144A	10,000,000	10,001
Microsoft Corp., 0.850%, 5/2/17 144A (r)	1,000,000	999
Microsoft Corp., 0.900%, 4/25/17 144A (r)	1,000,000	999
Pfizer, Inc., 0.850%, 6/7/17 144A (r)	3,200,000	3,195
Pfizer, Inc., 0.880%, 5/1/17 144A (r)	4,000,000	3,997
Roche Holdings, Inc., 0.650%, 4/10/17 144A (r)	10,000,000	9,998
Societe Generale SA, 0.910%, 4/3/17 144A (r)	5,000,000	5,000
Societe Generale SA, 1.070%, 7/5/17 144A (r)	5,000,000	4,985
Wal-mart Stores, Inc., 0.820%, 4/17/17 144A (r)	6,500,000	6,498
The Walt Disney Co., 0.710%, 4/21/17 144A (r)	10,000,000	9,995

Total		65,548

US Government & Agencies (2.7%)
Federal Home Loan Bank, 0.300%, 4/3/17 (r)	10,000,000	10,000
Federal Home Loan Bank, 0.500%, 4/4/17 (r)	34,400,000	34,399
Federal Home Loan Bank, 0.540%, 5/24/17 (r)	2,000,000	1,998
Federal Home Loan Bank, 0.730%, 4/17/17 (r)	1,500,000	1,500
Federal Home Loan Bank, 0.730%, 4/19/17 (r)	1,600,000	1,599
Federal Home Loan Bank, 0.730%, 4/21/17 (r)	3,400,000	3,399
Federal Home Loan Bank, 0.730%, 4/26/17 (r)	1,009,000	1,009
Federal Home Loan Bank, 0.750%, 4/28/17 (r)	5,000,000	4,998

Total		58,902

Total Short-Term Investments
(Cost: $124,449)		124,450

Total Investments (99.5%)
(Cost: $2,136,810)(a)		2,224,252

Other Assets, Less
Liabilities (0.5%)		11,926

Net Assets (100.0%)		2,236,178

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $65,548 representing 2.9% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $2,136,810 and the net unrealized appreciation of investments based on that cost was $87,442 which is comprised of $100,183 aggregate gross unrealized appreciation and $12,741 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(q)	Affiliated Company

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,099,802	$-	$-
Short-Term Investments	-	124,450	-
Total Assets:	$2,099,802	$124,450	$-

Asset Allocation Portfolio

Schedule of Investments

March 31, 2017 (unaudited)

Investment Companies (93.3%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (52.4%)
iShares Russell 2000 ETF	11,986	1,648
iShares Russell Mid-Cap ETF	10,841	2,029
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio (q)	6,543,141	10,371
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio (q)	6,050,417	10,776
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio (q)	4,662,930	10,552
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio (q)	7,411,724	20,701
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio (q)	10,745,948	12,175
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio (q)	6,869,908	11,748
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio (q)	9,964,176	10,532
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio (q)	4,827,317	14,656
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio (q)	8,775,801	15,665
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio (q)	2,828,503	7,117
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio (q)	3,066,565	7,436

Total		135,406

Fixed Income (27.0%)
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio (q)	27,370,905	20,720
Northwestern Mutual Series Fund, Inc., Inflation Protection Portfolio (q)	1,848,429	2,029
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio (q)	37,010,872	46,893

Total		69,642

Foreign Equity (13.9%)
iShares MSCI EAFE ETF	32,690	2,036

Investment Companies (93.3%)	Shares/ $ Par	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio (q)	2,757,354	2,652
Northwestern Mutual Series Fund, Inc., International Equity Portfolio (q)	4,525,715	7,789
Northwestern Mutual Series Fund, Inc., International Growth Portfolio (q)	4,965,276	6,753
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio (q)	18,794,611	16,596

Total		35,826

Total Investment Companies
(Cost: $227,682)		240,874

Short-Term Investments (6.1%)

Commercial Paper (2.3%)
Apple, Inc., 0.750%, 5/4/17 144A (r)	1,000,000	999
Bank of America NA, 1.220%, 7/6/17 144A	1,000,000	1,000
Pfizer, Inc., 0.850%, 6/7/17 144A (r)	1,000,000	998
Roche Holdings, Inc., 0.660%, 4/11/17 144A (r)	1,000,000	1,000
Societe Generale SA, 1.070%, 7/5/17 144A (r)	1,000,000	997
The Walt Disney Co., 0.710%, 4/21/17 144A (r)	1,000,000	1,000

Total		5,994

US Government & Agencies (3.8%)
Federal Home Loan Bank, 0.300%, 4/3/17 (r)	2,000,000	2,000
Federal Home Loan Bank, 0.500%, 4/4/17 (b,r)	4,900,000	4,900
Federal Home Loan Bank, 0.540%, 5/24/17 (r)	1,000,000	999
Federal Home Loan Bank, 0.730%, 4/21/17 (r)	400,000	400
Federal Home Loan Bank, 0.750%, 4/28/17 (r)	1,500,000	1,499

Total		9,798

Total Short-Term Investments
(Cost: $15,792)		15,792

Total Investments (99.4%)
(Cost: $243,474)(a)		256,666

Other Assets, Less
Liabilities (0.6%)		1,628

Net Assets (100.0%)		258,294

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the value of these securities (in thousands) was $5,994 representing 2.3% of the net assets.

(a)	At March 31, 2017, the aggregate cost of securities for federal tax purposes (in thousands) was $243,474 and the net unrealized appreciation of investments based on that cost was $13,192 which is comprised of $14,977 aggregate gross unrealized appreciation and $1,785 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2017, $2,123)	18	6/17	$-	(m)

(m)	Amount is less than one thousand.

(q)	Affiliated Company

(r)	Rates are discount rates at the time of purchase

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2017.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$240,874		$-	$-
Short-Term Investments	-		15,792	-
Other Financial Instruments^
Futures	-	(m)	-	-
Total Assets:	$240,874		$15,792	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2017, this Portfolio did not hold any derivative instruments.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 15, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 15, 2017

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: May 15, 2017